Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	RICOH CO LTD
Entity Central Index Key	0000317891
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	725,502,668

Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Current assets:
Cash and cash equivalents	$ 2,158,663	$ 2,917,651	¥ 179,169,000	¥ 242,165,000
Time deposits	24,217		2,010,000	1,723,000
Trade receivables:
Notes	558,494		46,355,000	45,277,000
Accounts	5,052,422		419,351,000	443,089,000
Less - Allowance for doubtful receivables	(199,518)		(16,560,000)	(16,896,000)
Current maturities of long-term finance receivables, net	2,514,108		208,671,000	196,144,000
Inventories:
Finished goods	1,033,735		85,800,000	95,436,000
Work in process and raw materials	1,026,903		85,233,000	73,815,000
Deferred income taxes and other	770,964		63,990,000	63,859,000
Total current assets	12,939,988		1,074,019,000	1,144,612,000
Property, plant and equipment, at cost:
Land	535,470		44,444,000	44,998,000
Buildings	3,162,928		262,523,000	246,469,000
Machinery and equipment	8,882,771		737,270,000	656,962,000
Construction in progress	63,012		5,230,000	27,682,000
Total	12,644,181		1,049,467,000	976,111,000
Less - accumulated depreciation and amortization	(9,454,542)		(784,727,000)	(713,090,000)
Net property, plant and equipment	3,189,639		264,740,000	263,021,000
Investments and other assets:
Long-term finance receivables, net	5,370,867		445,782,000	445,896,000
Investment securities	589,265		48,909,000	49,049,000
Investments in and advances to affiliates	2,566		213,000	819,000
Goodwill	2,663,410	2,971,530	221,063,000	246,637,000
Other intangible assets	1,574,072		130,648,000	147,886,000
Lease deposits and other	927,976		77,022,000	86,023,000
Total investments and other assets	11,128,156		923,637,000	976,310,000
Total assets	27,257,783		2,262,396,000	2,383,943,000
Current liabilities:
Short-term borrowings	481,048		39,927,000	75,701,000
Current maturities of long-term indebtedness	1,338,506		111,096,000	94,026,000
Trade payables:
Notes	147,181		12,216,000	12,211,000
Accounts	2,870,687		238,267,000	261,186,000
Accrued income taxes	161,614		13,414,000	15,263,000
Accrued expenses and other	2,406,988		199,780,000	202,017,000
Total current liabilities	7,406,024		614,700,000	660,404,000
Long-term liabilities:
Long-term indebtedness	5,776,169		479,422,000	514,718,000
Accrued pension and severance costs	1,698,494		140,975,000	140,460,000
Deferred income taxes and other	536,566		44,535,000	44,487,000
Total long-term liabilities	8,011,229		664,932,000	699,665,000
Commitments and contingent liabilities (Note 16)
Ricoh Company, Ltd. shareholders' equity:
Authorized - 1,500,000,000 shares in 2010 and 2011 Issued and outstanding - 744,912,078 shares and 725,591,355 shares in 2010 and 744,912,078 shares and 725,502,668 shares in 2011	1,630,891		135,364,000	135,364,000
Additional paid-in capital	2,241,964		186,083,000	186,083,000
Retained earnings	9,830,964		815,970,000	820,701,000
Accumulated other comprehensive loss	(2,056,651)		(170,702,000)	(132,051,000)
Treasury stock at cost; 19,320,723 shares in 2010 and 19,409,410 shares in 2011	(443,831)		(36,838,000)	(36,756,000)
Total Ricoh Company, Ltd. shareholders' equity	11,203,337		929,877,000	973,341,000
Noncontrolling Interests	637,193		52,887,000	50,533,000
Total equity	11,840,530	12,335,831	982,764,000	1,023,874,000
Total liabilities and equity	$ 27,257,783		¥ 2,262,396,000	¥ 2,383,943,000

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, Authorized	1,500,000,000	1,500,000,000
Common stock, Issued	744,912,078	744,912,078
Common stock, Outstanding	725,502,668	725,591,355
Treasury stock, shares	19,409,410	19,320,723

Consolidated Statements of Income In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Net sales:
Products	$ 11,256,181	¥ 934,263,000	¥ 964,564,000	¥ 1,027,694,000
Post sales and rentals	10,880,675	903,096,000	952,676,000	955,490,000
Other revenue	1,260,891	104,654,000	99,097,000	108,512,000
Total	23,397,747	1,942,013,000	2,016,337,000	2,091,696,000
Cost of sales:
Products	7,785,470	646,194,000	681,986,000	710,892,000
Post sales and rentals	5,160,253	428,301,000	433,781,000	440,510,000
Other revenue	933,060	77,444,000	78,227,000	85,908,000
Total	13,878,783	1,151,939,000	1,193,994,000	1,237,310,000
Gross profit	9,518,964	790,074,000	822,343,000	854,386,000
Selling, general and administrative expenses	8,793,711	729,878,000	756,346,000	779,850,000
Operating income	725,253	60,196,000	65,997,000	74,536,000
Other (income) expenses:
Interest and dividend income	(35,976)	(2,986,000)	(3,472,000)	(5,227,000)
Interest expense	102,385	8,498,000	8,144,000	5,863,000
Foreign currency exchange loss, net	83,735	6,950,000	4,756,000	15,575,000
Losses on impairment of securities	22,217	1,844,000	169,000	26,837,000
Other, net	5,904	490,000	(1,124,000)	549,000
Total	178,265	14,796,000	8,473,000	43,597,000
Income before income taxes and equity in earnings of affiliates	546,988	45,400,000	57,524,000	30,939,000
Provision for income taxes:
Current	261,024	21,665,000	27,495,000	27,321,000
Deferred	11,518	956,000	183,000	(5,163,000)
Total	272,542	22,621,000	27,678,000	22,158,000
Equity in earnings (losses) of affiliates	(265)	(22,000)	6,000	71,000
Net income	274,181	22,757,000	29,852,000	8,852,000
Net income attributable to noncontrolling interests	37,434	3,107,000	1,979,000	2,322,000
Net income attributable to Ricoh Company, Ltd.	$ 236,747	¥ 19,650,000	¥ 27,873,000	¥ 6,530,000
Per share of common stock:
Basic	$ 0.33	¥ 27.08	¥ 38.41	¥ 9.02
Diluted	$ 0.32	¥ 26.53	¥ 37.36	¥ 8.75
Cash dividends paid	$ 0.4	¥ 33	¥ 31.5	¥ 35
Per American Depositary Share, each representing 5 shares of common stock:
Basic	$ 1.63	¥ 135.4	¥ 192.05	¥ 45.1
Diluted	$ 1.6	¥ 132.65	¥ 186.8	¥ 43.75
Cash dividends paid	$ 1.99	¥ 165	¥ 157.5	¥ 175

Consolidated Statements of Changes in Equity	Common stock USD ( $)	Common stock JPY ( ¥)	Additional paid-in capital USD ( $)	Additional paid-in capital JPY ( ¥)	Retained earnings USD ( $)	Retained earnings JPY ( ¥)	Accumulated other comprehensive income (loss) USD ( $)	Accumulated other comprehensive income (loss) JPY ( ¥)	Treasury stock USD ( $)	Treasury stock JPY ( ¥)	Total Ricoh Company, Ltd. shareholders' equity USD ( $)	Total Ricoh Company, Ltd. shareholders' equity JPY ( ¥)	Noncontrolling interests USD ( $)	Noncontrolling interests JPY ( ¥)	Total USD ( $)	Total JPY ( ¥)
Balance at Mar. 31, 2008		¥ 135,364,000,000		¥ 186,448,000,000		¥ 835,238,000,000		¥ (31,005,000,000)		¥ (45,849,000,000)		¥ 1,080,196,000,000		¥ 58,283,000,000		¥ 1,138,479,000,000
Cumulative effect of a change in accounting principle - adoption of accounting standard for measurement date change for postretirement benefit plans, net of tax						(643,000,000)		(6,000,000)				(649,000,000)				(649,000,000)
Adjusted Balance, beginning of year		135,364,000,000		186,448,000,000		834,595,000,000		(31,011,000,000)		(45,849,000,000)		1,079,547,000,000		58,283,000,000		1,137,830,000,000
Loss on disposal of treasury stock				(365,000,000)		(80,000,000)						(445,000,000)				(445,000,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders						(25,320,000,000)						(25,320,000,000)				(25,320,000,000)
Comprehensive income (loss):
Consolidated net income						6,530,000,000						6,530,000,000		2,322,000,000		8,852,000,000
Net unrealized gains and losses on securities								532,000,000				532,000,000		(121,000,000)		411,000,000
Pension liability adjustments								(33,507,000,000)				(33,507,000,000)		(55,000,000)		(33,562,000,000)
Net unrealized gains and losses on derivatives								35,000,000				35,000,000		2,000,000		37,000,000
Foreign currency translation adjustments, Net-of-tax amount								(61,170,000,000)				(61,170,000,000)		(198,000,000)		(61,368,000,000)
Total comprehensive income (loss)												(87,580,000,000)		1,950,000,000		(85,630,000,000)
Net changes in treasury stock										9,171,000,000		9,171,000,000				9,171,000,000
Dividends to noncontrolling interests														(683,000,000)		(683,000,000)
Issuance of treasury stock in exchange for subsidiary's stock														(10,573,000,000)		(10,573,000,000)
Balance at Mar. 31, 2009		135,364,000,000		186,083,000,000		815,725,000,000		(125,121,000,000)		(36,678,000,000)		975,373,000,000		48,977,000,000		1,024,350,000,000
Cumulative effect of a change in accounting principle - adoption of accounting standard for measurement date change for postretirement benefit plans, net of tax					(4,940,000)	(410,000,000)					(4,940,000)	(410,000,000)	(4,723,000)	(392,000,000)	(9,663,000)	(802,000,000)
Adjusted Balance, beginning of year	1,630,891,000	135,364,000,000	2,241,964,000	186,083,000,000	9,883,024,000	820,291,000,000	(1,590,976,000)	(132,051,000,000)	(442,843,000)	(36,756,000,000)	11,722,060,000	972,931,000,000	604,108,000	50,141,000,000	12,326,168,000	1,023,072,000,000
Loss on disposal of treasury stock						(39,000,000)						(39,000,000)				(39,000,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders						(22,858,000,000)						(22,858,000,000)				(22,858,000,000)
Comprehensive income (loss):
Consolidated net income						27,873,000,000						27,873,000,000		1,979,000,000		29,852,000,000
Net unrealized gains and losses on securities								524,000,000				524,000,000		10,000,000		534,000,000
Pension liability adjustments								6,966,000,000				6,966,000,000		65,000,000		7,031,000,000
Net unrealized gains and losses on derivatives								(784,000,000)				(784,000,000)		4,000,000		(780,000,000)
Foreign currency translation adjustments, Net-of-tax amount								(13,636,000,000)				(13,636,000,000)		2,000,000		(13,634,000,000)
Total comprehensive income (loss)												20,943,000,000		2,060,000,000		23,003,000,000
Net changes in treasury stock										(78,000,000)		(78,000,000)				(78,000,000)
Dividends to noncontrolling interests														(504,000,000)		(504,000,000)
Balance at Mar. 31, 2010	1,630,891,000	135,364,000,000	2,241,964,000	186,083,000,000	9,887,964,000	820,701,000,000	(1,590,976,000)	(132,051,000,000)	(442,843,000)	(36,756,000,000)	11,727,000,000	973,341,000,000	608,831,000	50,533,000,000	12,335,831,000	1,023,874,000,000
Loss on disposal of treasury stock					(337,000)	(28,000,000)					(337,000)	(28,000,000)			(337,000)	(28,000,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders					(288,470,000)	(23,943,000,000)					(288,470,000)	(23,943,000,000)			(288,470,000)	(23,943,000,000)
Comprehensive income (loss):
Consolidated net income					236,747,000	19,650,000,000					236,747,000	19,650,000,000	37,434,000	3,107,000,000	274,181,000	22,757,000,000
Net unrealized gains and losses on securities							1,133,000	94,000,000			1,133,000	94,000,000	(72,000)	(6,000,000)	1,061,000	88,000,000
Pension liability adjustments							(2,157,000)	(179,000,000)			(2,157,000)	(179,000,000)	(84,000)	(7,000,000)	(2,241,000)	(186,000,000)
Net unrealized gains and losses on derivatives							(133,000)	(11,000,000)			(133,000)	(11,000,000)	(265,000)	(22,000,000)	(398,000)	(33,000,000)
Foreign currency translation adjustments, Net-of-tax amount							(464,518,000)	(38,555,000,000)			(464,518,000)	(38,555,000,000)	3,241,000	269,000,000	(461,277,000)	(38,286,000,000)
Total comprehensive income (loss)											(228,928,000)	(19,001,000,000)	40,254,000	3,341,000,000	(188,674,000)	(15,660,000,000)
Net changes in treasury stock									(988,000)	(82,000,000)	(988,000)	(82,000,000)			(988,000)	(82,000,000)
Dividends to noncontrolling interests													(7,169,000)	(595,000,000)	(7,169,000)	(595,000,000)
Balance at Mar. 31, 2011	$ 1,630,891,000	¥ 135,364,000,000	$ 2,241,964,000	¥ 186,083,000,000	$ 9,830,964,000	¥ 815,970,000,000	$ (2,056,651,000)	¥ (170,702,000,000)	$ (443,831,000)	¥ (36,838,000,000)	$ 11,203,337,000	¥ 929,877,000,000	$ 637,193,000	¥ 52,887,000,000	$ 11,840,530,000	¥ 982,764,000,000

Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income	$ 274,181	¥ 22,757,000	¥ 29,852,000	¥ 8,852,000
Adjustments to reconcile consolidated net income to net cash provided by operating activities
Depreciation and amortization	1,125,301	93,400,000	98,941,000	101,817,000
Equity in earnings of affiliates, net of dividends received	265	22,000	(6,000)	117,000
Deferred income taxes	11,518	956,000	183,000	(5,163,000)
Losses on disposals and sales of property, plant and equipment	18,157	1,507,000	2,586,000	1,885,000
Losses on impairment of securities	22,217	1,844,000	169,000	26,837,000
Pension and severance costs, less payments	(11,699)	(971,000)	(2,677,000)	2,031,000
Changes in assets and liabilities, net of effects from acquisition:
Decrease in trade receivables	(22,470)	(1,865,000)	(5,475,000)	(37,913,000)
(Increase) decrease in inventories	135,386	11,237,000	(19,599,000)	(2,836,000)
(Increase) decrease in lease receivables	(167,108)	(13,870,000)	(23,397,000)	3,050,000
Decrease in trade payables	(169,253)	(14,048,000)	(10,124,000)	(97,372,000)
(Decrease) increase in accrued income taxes and accrued expenses and other	177,410	14,725,000	15,589,000	(14,094,000)
Other, net	64,578	5,360,000	7,719,000	24,879,000
Net cash provided by operating activities	1,566,867	130,050,000	190,703,000	87,488,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of property, plant and equipment	16,711	1,387,000	1,591,000	454,000
Expenditures for property, plant and equipment, including interest capitalized	(806,940)	(66,976,000)	(66,979,000)	(96,945,000)
Expenditures for intangible assets	(226,579)	(18,806,000)	(13,383,000)	(17,769,000)
Payments for purchases of available-for-sale securities	(2,831)	(235,000)	(701,000)	(1,781,000)
Proceeds from sales of available-for-sale securities	1,518	126,000	1,027,000	243,000
(Increase) decrease in time deposits	(4,831)	(401,000)	249,000	(615,000)
Purchase of business, net of cash acquired	(17,048)	(1,415,000)	(4,760,000)	(157,404,000)
Other, net	(68,530)	(5,688,000)	(6,614,000)	(9,355,000)
Net cash used in investing activities	(1,108,530)	(92,008,000)	(89,570,000)	(283,172,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term indebtedness (excluding debt securities)	706,289	58,622,000	46,965,000	237,116,000
Repayment of long-term indebtedness (excluding debt securities)	1,049,964	87,147,000	66,564,000	59,500,000
(Decrease) increase in short-term borrowings, net	(370,229)	(30,729,000)	(105,250,000)	110,211,000
Proceeds from issuance of long-term debt securities	960,735	79,741,000	55,000,000	85,000,000
Repayment of long-term debt securities	(1,059,939)	(87,975,000)	(20,000,000)	(50,539,000)
Dividends paid	(288,470)	(23,943,000)	(22,858,000)	(25,320,000)
Payment for purchase of treasury stock	(1,892)	(157,000)	(183,000)	(644,000)
Other, net	(6,265)	(520,000)	(488,000)	(410,000)
Net cash provided by (used in) financing activities	(1,109,735)	(92,108,000)	(113,378,000)	295,914,000
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(107,590)	(8,930,000)	(4,074,000)	(12,353,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(758,988)	(62,996,000)	(16,319,000)	87,877,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,917,651	242,165,000	258,484,000	170,607,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,158,663	179,169,000	242,165,000	258,484,000
CASH PAID DURING THE YEAR FOR-
Interest, excluding interest capitalized	116,542	9,673,000	11,039,000	9,352,000
Income taxes	$ 227,241	¥ 18,861,000	¥ 9,167,000	¥ 56,764,000

Nature of Operations	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Nature of Operations

1. NATURE OF OPERATIONS

Ricoh Company, Ltd. (the "Company") was established in 1936 and is headquartered in Tokyo, Japan. The Company and consolidated subsidiaries ("Ricoh" as a consolidated group) is a world-wide supplier of office automation equipment, including copiers, facsimile machines, data processing systems, printers and related supplies. Ricoh is also well known for its state-of-the-art electronic devices, digital photographic equipment and other products.

Ricoh distributes its products primarily through domestic (Japanese) and foreign sales subsidiaries. Overseas, Ricoh owns and distributes not only Ricoh brand products but also other brands, such as Lanier, Savin and Infotec.

Ricoh manufactures its products primarily in 16 plants in Japan and 10 plants overseas, which are located in the United States, United Kingdom, France, China and Thailand.

Significant Accounting and Reporting Policies	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Significant Accounting and Reporting Policies

2. SIGNIFICANT ACCOUNTING AND REPORTING POLICIES

Significant accounting and reporting policies are summarized below:

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles.

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2011 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries. The translation of Japanese yen amounts into U.S. Dollar equivalents as of and for the year ended March 31, 2011 is included solely for the convenience of readers outside Japan and has been made using the exchange rate of ¥83 to US $1, the approximate rate of exchange prevailing at the Federal Reserve Board on March 31, 2011.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity ("VIE") which Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities' operating and financial policies (generally 20% to 50% ownership) are accounted for on an equity basis. All significant inter-company balances and transactions have been eliminated in consolidation.

The accounts of certain consolidated subsidiaries have been included on the basis of fiscal periods ended within three months prior to March 31.

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh's product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five-years, however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Ricoh allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting, the delivered item in a multiple element arrangement should be considered a separate unit of accounting if all of the following criteria are met: (1) a delivered item has value to customers on a stand-alone basis, (2) there is objective and reliable evidence of fair value of an undelivered item, and (3) the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. The price charged when the element is sold separately generally determines fair value. Otherwise, revenue is deferred until the undelivered elements are fulfilled as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments with maturities of three months or less at the date of purchase such as time deposits and short-term investment securities which are available-for-sale at any time, present insignificant risk of changes in value due to being readily convertible into cash and have an original maturity of three months or less, such as money management funds and free financial funds.

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 15, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction ("cash flow hedge"), or (3) a foreign currency fair value or cash flow hedge ("foreign currency hedge"). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

(h) Securities

Ricoh's investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss).

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

(i) Inventories

Inventories are mainly stated at the lower of average cost or net realizable values. Inventory costs include raw materials, labor and manufacturing overheads.

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost. For the Company and its domestic subsidiaries, depreciation of property, plant and equipment is computed principally by using the declining-balance method over the estimated useful lives. Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation, which currently accounts for approximately 35% of the consolidated depreciation expense. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

Effective rates of depreciation for the years ended March 31, 2009, 2010 and 2011 are summarized below:

	2009	2010	2011
Buildings	10.7%	12.2%	12.5%
Machinery and equipment	44.4	39.5	36.7

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Aggregate cost	¥7,349	¥7,578	$91,301
Accumulated amortization	5,260	6,004	72,337

The related future minimum lease payments and the present values of the net minimum lease payments as of March 31, 2011 are ¥2,371 million ( $28,566 thousand) and ¥2,351 million ( $28,325 thousand), respectively.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 5 years.

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 1 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

On April 1, 2002, Ricoh selected an annual goodwill impairment measurement date of September 30. After completing its annual impairment testing as of September 30, 2008, Ricoh acquired IKON Office Solutions, Inc. ("IKON") on October 31, 2008, which resulted in Ricoh recognizing a material amount of goodwill. However, the business climate in which Ricoh operates changed significantly in an adverse manner from October 2008, and Ricoh believed that such adverse change might reduce the fair value of such reporting unit below its carrying amount. Therefore, Ricoh performed additional impairment testing as of December 31, 2008. As a result of such additional impairment testing, Ricoh decided to change its annual impairment measurement date for goodwill to December 31 in order to better align the goodwill impairment measurement date with its acquisition of IKON on October 31, 2008. This change to the date of Ricoh's annual goodwill impairment test constitutes a change in the method of applying an accounting principle. Ricoh believes that this change in accounting principle is preferable. However, the change in the impairment measurement date had no impact on Ricoh's prior period financial statements.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2009, 2010 and 2011 and determined that no impairment charge was necessary.

In addition, management is required to perform an impairment test of goodwill of a reporting unit between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Ricoh considered the potential impact caused by the Great East Japan Earthquake that occurred on March 11, 2011, such as decreased revenue projections and idle facility charges, on the fair values of its reporting units and concluded that no impairment had occurred.

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interests and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

(o) Research and Development Expenses and Advertising Costs

Research and development expenses and advertising costs are expensed as incurred.

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of income.

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

Ricoh recognized impairment losses of ¥842 million ( $10,145 thousand) in total, as a component of cost of sales and selling, general and administrative expenses for the year ended March 31, 2011, mainly consisting of ¥332 million ( $4,000 thousand) and ¥374 million ( $4,506 thousand).

Toolings, jigs and other assets of digital camera manufacturing facilities were impaired by ¥332 million ( $4,000 thousand), as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Buildings, building-associated assets and structures which were not expected to use as business assets were impaired by ¥374 million ( $4,506 thousand) with the closure of the business office in April 2011. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of Imaging & Solutions segment and Industrial Products segment.

In addition, management considered the potential effects caused by the Great East Japan Earthquake that occurred on March 11, 2011 on the ability to recover the carrying amounts of Ricoh's long-lived assets and concluded no impairment losses on long-lived assets had occurred for the year ended March 31, 2011.

Ricoh recognized impairment losses of ¥2,353 million in total for the year ended March 31, 2010.

Impairment losses of ¥518 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Ricoh made a decision to vacate one of its office facilities as a part of the redeployment of office around the Tokyo metropolitan area. As a result, Ricoh recognized impairment losses of ¥828 million, related to land, buildings, building-associated assets and structures which were not expected to use as business assets. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of imaging & solutions segment.

Plant and equipment of its meter production equipment business were impaired by ¥511 million, as a result of continued sluggish demand in the measuring equipment manufacturing industry and diminished profitability of this business. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of Industrial Products segment. Additionally, Ricoh also recognized impairment losses of ¥496 million, related to other immaterial business for the year ended March 31, 2010. These assets were comprised in Other segment.

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Debt assumed in connection with business acquisition	¥81,737	¥3,941	—	—
Issuance of treasury stock in exchange for subsidiary's stock	¥9,138	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	—	¥20,229	$243,723

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

(u) Recently Adopted New Accounting Standards

In December 2009, the FASB issued Accounting Standard Update ("ASU") 2009-16. This ASU eliminates the concept of a qualifying special-purpose entity, establishes conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the financial-asset derecognition criteria, revises how interests retained by the transferor in a sale of financial assets initially are measured, removes the guaranteed mortgage securitization recharacterization provisions and requires additional disclosures. It is effective for fiscal years beginning after November 15, 2009 and for subsequent interim and annual reporting periods, and was adopted by Ricoh in the first quarter beginning April 1, 2010.

In December 2009, the FASB issued ASU 2009-17. This ASU requires an enterprise to perform an analysis to identify the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. It is effective for fiscal years beginning after November 15, 2009 and for subsequent interim and annual reporting periods and earlier application is prohibited. It was adopted by Ricoh in the first quarter beginning April 1, 2010.

Regarding an effect on Ricoh's consolidated financial position or results of operations by adoption of ASU 2009-16 and ASU 2009-17, refer to Note 4.

In July 2010, the FASB issued ASU 2010-20. This ASU is intended to provide a greater level of disaggregated information about the credit quality of its financing receivables and its allowance for credit losses. In addition, it requires to disclose mainly allowance for credit losses, credit quality indicators and the aging of past due information of financing receivables by portfolio segment or class. It is effective for fiscal years ending on or after December 15, 2010, and was adopted by Ricoh in the fiscal year ended March 31, 2011. The only impact from this guidance was to require Ricoh to expand disclosures regarding financing receivables and allowance for doubtful receivables. Refer to Note 19.

(v) Reclassifications

Certain reclassifications have been made to the prior years' financial statements to conform with the current year's presentation.

Acquisition	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Acquisition

3. ACQUISITION

In October 2008, Ricoh acquired IKON through the Company's wholly owned U.S. distribution subsidiary, Ricoh Americas Corporation ("RAC") for total cash consideration of ¥170,310 million, including transaction costs. This acquisition was financed with bank loans. IKON supplies and services a wide range of office equipment, such as MFPs, fax machines and printers, in the North America and the Western European markets. With this acquisition, Ricoh aims to strengthen and broaden its business opportunities and infrastructure in the North America and Europe by capitalizing on IKON's broad sales and service network and gaining access to IKON's customer relationships, which includes large private corporations as well as government and public sector entities/organizations.

Ricoh applied the purchase method of accounting to account for the acquisition and, accordingly, the purchase price has been allocated to the tangible and intangible net assets of IKON based on the estimated fair value of such net assets. The amount of consideration paid in excess of the estimated fair value of the net identifiable assets acquired was recorded as goodwill that is not tax deductible. Ricoh reflected certain preliminary estimates with respect to the value of the underlying net assets of IKON in determining amounts of the goodwill. Assets, liabilities and operations of IKON has been included in the accompanying consolidated financial statements since the acquisition date.

In connection with the acquisition of IKON, Ricoh recorded certain liabilities in accordance with the guidance issued by FASB on recognition of liabilities in connection with a business combination. These liabilities included those for workforce reductions and facilities integration, intended to align the company's capacity and infrastructure, and promote synergies within the business to provide more effective services to customers. The liabilities included mainly accrual for severance of ¥2,029 million, and property exit cost ¥1,008 million associated with the acquisition of IKON.

During the year ended March 31, 2010, the purchase price allocation of IKON was completed and Ricoh recorded adjustments of approximately ¥2,475 million in goodwill as a result of fair value adjustments for the prior year acquisition of IKON, which relates primarily to inventories, net deferred tax assets and long term liabilities. The following table reflects the finalized purchase price allocation of IKON:

Millions of Yen
Receivables and other assets	¥139,252
Property and equipment	18,798
Identifiable intangible assets	55,566
Goodwill	145,753
Trade payables	(23,616)
Indebtedness	(81,737)
Other liabilities	(83,706)

Total cash consideration	¥170,310

Identifiable intangible assets of IKON included a trademark of ¥1,968 million which was estimated to have remaining useful life of 3 years, customer relationships of ¥53,136 million which were estimated to have remaining useful life of 10 years to 20 years, and other intangible assets of ¥462 million. Goodwill arising from the acquisition of IKON has been allocated to the Imaging & Solutions segment. The primary items that generated the goodwill are the value of the synergies between IKON and Ricoh and the acquired assembled workforce, neither of which qualify as an identifiable intangible asset.

Supplemental unaudited pro forma information, as if the IKON acquisition were consummated at the beginning of the year ended March 31, 2009, is as follows:

Millions of yen
2009
Net sales	¥2,301,087
Net income attributable to Ricoh Company, Ltd.	3,326

Yen
2009
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥4.59
Diluted	4.44

The supplemental unaudited pro forma information is based on estimates and assumptions, which Ricoh believes are reasonable; it is not necessarily indicative of the consolidated financial position or results for future periods or the results that actually would have been realized had IKON been a combined company as of the beginning of the period presented. The unaudited pro forma results include amortization charges for acquired intangible assets, eliminations of intercompany transactions, adjustments to interest expenses and related tax effects.

Ricoh acquired other immaterial entities during the year ended March 31, 2009, 2010 and 2011 for cash consideration of ¥4,777 million, ¥4,760 million and ¥1,415 million ( $17,048 thousand), net of cash acquired, respectively.

Finance Receivables	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Finance Receivables

4. FINANCE RECEIVABLES

Finance receivables as of March 31, 2010 and 2011 are comprised primarily of lease receivables and installment loans.

Ricoh's products are leased to domestic customers primarily through Ricoh Leasing Company, Ltd., a majority-owned domestic subsidiary, and to overseas customers primarily through certain overseas subsidiaries. Most of these leases are accounted for as sales-type leases. Sales revenue from sales-type leases is recognized at the inception of the leases.

Information pertaining to Ricoh's lease receivables as of March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Future minimum lease payments to be received	¥617,883	¥624,316	$7,521,880
Estimated non-guaranteed residual values	10,967	8,750	105,421
Unearned income	(43,609)	(40,720)	(490,602)
Allowance for doubtful receivables	(10,706)	(10,527)	(126,831)

Lease receivables, net	574,535	581,819	7,009,868
Less - Current portion of lease receivable, net	(191,884)	(202,934)	(2,444,988)

Amounts due after one year, net	¥382,651	¥378,885	$4,564,880

As of March 31, 2011, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2012	¥226,264
2013	172,406
2014	120,452
2015f	72,084
2016	27,593
2017 and thereafter	5,517

Total	¥624,316

The Company's subsidiary, Ricoh Leasing Company, Ltd., has also extended certain types of loans as part of its business activity, which are primarily residential housing loans in Japan secured by the underlying real estate properties. The total balance of these loans, net of allowance for doubtful receivables, as of March 31, 2010 and 2011 was ¥67,505 million and ¥72,634million ( $875,108 thousand), respectively. The current portion of loans receivable was ¥4,260 million and ¥5,737 million ( $69,121 thousand), respectively, as of March 31, 2010 and 2011, and was included in current maturities of long-term finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
New loans	¥15,324	¥15,392	¥15,465	$186,325
Repayment of outstanding loans	9,670	8,586	9,777	117,795

Ricoh Leasing Company, Ltd. made: (1) transferring its lease receivables to a trust that had satisfied the conditions of qualifying special-purpose entity ("QSPE") and received the beneficial interests in the trust originated from the transferred assets; and subsequently, (2) transferring the non-subordinated beneficial interests to and receiving cash as consideration from SPE that are different from the trust mentioned above, as a part of revolving securitization programs.

Since QSPE had been excluded from the scope of consolidation until the year ended March 31, 2010, the retained subordinated beneficial interests were recorded on the consolidated balance sheet at a fair value as of the transferring date of these receivables. The retained subordinated interests were considered as variable interests, since the subordinated interests had the obligation to absorb the expected loss of the trust. Ricoh determined the fair value of the retained interests by discounting the future cash flows. Those cash flows were estimated based on credit losses and other information as available and were discounted at a rate which Ricoh believes is commensurate with the risk free rate plus a risk premium. Ricoh expected certain unrecoverable amount for lease receivables and reflected such unrecoverable amount in measuring fair value of retained interest. As Ricoh's retained interests are subordinate to the investors' interests, their value is subject to credit, prepayment and interest rate risk on the sold financial assets.

Key economic assumptions used in measuring the fair value of retained interests related to securitization transactions completed for the year ended March 31, 2010 are as follows:

2010
Expected credit losses	1.84% – 1.86%
Discount rate	2.00% – 3.00%
Annual prepayment rate	3.39% – 9.94%
Weighted average residual period (in years)	4.99

The new consolidation provisions, which came into effect on April 1, 2010, eliminated the concept of QSPE. In accordance with the new consolidation provisions, Ricoh performed a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity ("VIE"). The primary beneficiary of a VIE has both the : (1) power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Ricoh Leasing Company, Ltd. was considered as the primary beneficiary since Ricoh Leasing Company, Ltd. acted as a special servicer for lease receivables transferred to the trust and therefore, deemed to meet the criteria (1) and (2) above.

As a result of the above consideration, for the year beginning on April 1, 2010, Ricoh consolidated the trust, which had been unconsolidated prior to March 31, 2010, at the carrying amounts of the trust's assets and liabilities as of April 1, 2010, eliminating the retained subordinated beneficial interests on the consolidated balance sheet.

The impacts of consolidation of trust are considered immaterial to Ricoh's results of operation. The main effects on Ricoh's consolidated financial position are as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Current maturities of long-term finance receivables, net	¥8,460	$101,928
Long-term finance receivables, net	15,849	190,952
Current maturities of long-term indebtedness-	7,044	84,868
Secured loans caused by lease transactions	3,107	37,434
Long-term indebtedness-	13,197	159,000
Secured loans caused by lease transactions	5,820	70,120

For the difference between the net amount added to the balance sheet and the amount of previously recognized interest in the newly consolidated VIE, Ricoh recognized a cumulative effect adjustment of ¥410 million ( $4,940 thousand) to retained earnings and ¥392 million ( $4,723 thousand) to noncontrolling interests as of April 1, 2010. Servicing assets or liabilities related to securitization transactions initiated were not recorded, because the servicing fees adequately compensate Ricoh.

Since Ricoh Leasing Company, Ltd. retained subordinated beneficial interests and such interests did not meet the definition of participating interest, the transferring of the non-subordinated beneficial interests was recorded as secured loans. Lease receivables are only to be used to settle obligation of the trust's liabilities or SPE's liabilities in substantially.

The following table summarizes certain cash flows received from and paid to the SPE for all securitization activities of which lease receivables had been derecognized, for the years ended March 31, 2009 and 2010:

	Millions of Yen
	2009	2010
Servicing fees received	¥13	¥11
Repurchases of delinquent or ineligible assets	2,037	1,606
Transferred lease receivables, net of retained interest	9,143	8,811
Repurchases of terminated securitization of assets	10,000	—
Payments by terminating revolving securitization of assets	3,608	1,141

Amounts of all receivables managed and securitized, delinquencies receivables as of March 31, 2010 and amounts of net credit losses for the year then ended, are as follows. The amounts as of March 31, 2011 are omitted because there were no lease receivables derecognized:

	Millions of Yen
	2010
	Total principal amount of receivables	Principal amount of receivables 4 months or more past due	Net credit losses
Principal amount outstanding	¥610,870	¥5,419	¥4,991
Less - Receivables securitized	(25,629)

Receivables held in portfolio	¥585,241

Apart from the transactions mentioned above, Ricoh's foreign subsidiaries transferred lease receivables with recourse. Ricoh recorded these transfers as secured loans, since these transactions did not meet the derecognition criteria of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Current maturities of long-term finance receivables, net	¥—	¥—	¥1,686	$20,313
Long-term finance receivables, net	—	—	6,827	82,253
Current maturities of long-term indebtedness	—	—	1,686	20,313
Long-term indebtedness	—	—	6,827	82,253

Investment Securities	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Investment Securities

5. INVESTMENT SECURITIES

Securities as of March 31, 2010 and 2011 consist of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Non-current:
Available-for-sale securities	¥46,624	¥46,938	$565,518
Non-marketable equity securities	2,425	1,971	23,747

	¥49,049	¥48,909	$589,265

The respective cost, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities as of March 31, 2010 and 2011 are as follows:

	Millions of Yen								Thousands of U.S. Dollars
	2010				2011				2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,552	¥5,300	¥1,093	¥44,759	¥40,765	¥4,655	¥327	¥45,093	$491,145	$56,084	$3,940	$543,289
Corporate debt securities	1,778	87	—	1,865	1,802	43	—	1,845	21,711	518	—	22,229

	¥42,330	¥5,387	¥1,093	¥46,624	¥42,567	¥4,698	¥327	¥46,938	$512,856	$56,602	$3,940	$565,518

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 and 2010 are as follows:

	Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Thousands of U.S. Dollars
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	$16,157	$3,145	$2,867	$795	$19,024	$3,940

	Millions of Yen
	March 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥26,871	¥836	¥985	¥257	¥27,856	¥1,093

Gross unrealized holding losses of available-for-sale securities as of March 31, 2011 consist of 39 kinds of securities. Ricoh judged the decline in fair value of investment securities at yearend to be temporary, with considering such factors as financial and operating conditions of issuer, the industry in which the issuer operates and other relevant factors. Ricoh judged the degree of decline in fair value of investment securities against the fair value to be immaterial.

The contractual maturities of debt securities classified as available-for-sale as of March 31, 2011, regardless of their balance sheet classification, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥517	¥519	$6,229	$6,253
Over five years	1,285	1,326	15,482	15,976

	¥1,802	¥1,845	$21,711	$22,229

Proceeds from the sales of available-for-sale securities were ¥243 million, ¥1,027 million and ¥126 million ( $1,518 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

There were no significant realized gains and losses from the sales of available-for-sale securities for the years ended March 31, 2009, 2010 and 2011.

The losses on impairment of available-for-sale securities were ¥1,844 million ( $22,217 thousand) for the year ended March 31, 2011. The number of impaired available-for-sale securities was 14 for the year ended March 31, 2011. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2011.

There were no significant losses on impairment of available-for-sale securities for the year ended March 31, 2010.

The losses on impairment of available-for-sale securities were ¥26,543 million for the year ended March 31, 2009. The number of impaired available-for-sale securities was 23 for the year ended March 31, 2009. The cause of the impairment was the decline of the stock markets. Ricoh regarded these losses as other-than-temporary impairments because it did not believe that the quoted market price of such securities would recover to its cost basis within the near term, as of March 31, 2009.

As for net unrealized gains and losses on securities in accumulated other comprehensive income (loss) and related reclassification adjustments for gains and losses realized in net income for the years ended March 31, 2009, 2010 and 2011, refer to Note 13.

Investments in and Advances to Affiliates	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Investments in and Advances to Affiliates

6. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The investments in and advances to affiliates primarily relate to 20% to 50% owned companies. Ricoh's equity in the underlying net book values of the companies is approximately equal to their individual carrying values of ¥819 million and ¥213 million ( $2,566 thousand) at March 31, 2010 and 2011, respectively.

Summarized financial information for all affiliates for the year ended March 31, 2009 is as follows:

Millions of Yen
Operations	2009
Sales	¥4,617
Costs and expenses	4,785

Net loss attributable to controlling interests	¥(168)

Summarized financial information for all affiliates as of March 31, 2010 and 2011 and for the years ended March 31, 2010 and 2011 is omitted because these investees are insignificant to Ricoh's consolidated financial position or results of operations.

The significant transactions of Ricoh with these affiliates for the year ended March 31, 2009 are summarized as follows:

Millions of Yen
2009
Transactions:
Sales	¥6,677
Purchases	1,773
Dividend income	188

Transactions of Ricoh with these affiliates for the years ended March 31, 2010 and 2011, and the related account balances at March 31, 2010 and 2011 are omitted because there were no significant transactions or balances with these affiliates.

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Goodwill and Other Intangible Assets

7. GOODWILL AND OTHER INTANGIBLE ASSETS

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2010 and 2011 is as follows:

	Millions of Yen
	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥141,046	¥(83,622)	¥57,424	¥147,204	¥(88,502)	¥58,702
Trademarks and customer relationships	106,776	(38,644)	68,132	86,074	(33,225)	52,849
Other	33,250	(11,740)	21,510	36,011	(17,731)	18,280

Total	281,072	(134,006)	147,066	269,289	(139,458)	129,831

Other intangible assets not subject to amortization			820			817

Total other intangible assets			¥147,886			¥130,648

	Thousands of U.S. Dollars
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,773,542	$(1,066,289)	$707,253
Trademarks and customer relationships	1,037,036	(400,301)	636,735
Other	433,868	(213,627)	220,241

Total	3,244,446	(1,680,217)	1,564,229

Other intangible assets not subject to amortization			9,843

Total other intangible assets			$1,574,072

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2009, 2010 and 2011 was ¥26,931 million, ¥28,612 million and ¥26,161 million ( $315,193 thousand), respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2011:

Years ending March 31	Millions of Yen
2012	¥27,692
2013	21,729
2014	17,358
2015	14,789
2016	11,835

The changes in the carrying amounts of goodwill for the years ended March 31, 2010 and 2011, are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Balance at beginning of year	¥250,330	¥246,637	$2,971,530
Goodwill acquired during the year	6,579	546	6,578
Foreign exchange impact and other	(10,272)	(26,120)	(314,698)

Balance at end of year	¥246,637	¥221,063	$2,663,410

As of March 31, 2010 and 2011, all of the carrying amounts of goodwill were allocated to the Imaging & Solutions segment.

Income Taxes	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Income Taxes

8. INCOME TAXES

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥31,861	¥58,564	¥(11,860)	$(142,892)
Foreign	(922)	(1,040)	57,260	689,880

	¥30,939	¥57,524	¥45,400	$546,988

Provision for income taxes:
Current:
Domestic	¥20,077	¥26,897	¥(2,821)	$(33,988)
Foreign	7,244	598	24,486	295,012

	27,321	27,495	21,665	261,024

Deferred:
Domestic	(4,473)	(3,505)	639	7,699
Foreign	(690)	3,688	317	3,819

	(5,163)	183	956	11,518

Consolidated provision for income taxes	¥22,158	¥27,678	¥22,621	$272,542

Total income taxes are allocated as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Provision for income taxes relating to continuing operations	¥22,158	¥27,678	¥22,621	$272,542
Equity:
Foreign currency translation adjustments	(19)	(2)	(20)	(241)
Net unrealized gains and losses on securities	366	361	65	783
Net unrealized gains and losses on derivatives	(4)	(547)	(8)	(96)
Pension liability adjustments	(22,879)	4,761	(107)	(1,289)

	¥(378)	¥32,251	¥22,551	$271,699

The Company and its domestic subsidiaries are subject to a national corporate tax of 30%, an inhabitant tax of approximately 6% and a deductible enterprise tax approximately 8%, which in the aggregate resulted in the normal statutory tax rate of approximately 41%. The normal statutory tax rate differs from the effective tax rate for the years ended March 31, 2009, 2010 and 2011 as a result of the following:

	2009	2010	2011
Normal statutory tax rate	41%	41%	41%
Nondeductible expenses and tax-exempt income	1	2	4
Recognition of valuation allowance	45	16	25
Reversal of valuation allowance	(8)	(5)	(3)
Tax credit for increased research and development expense	(3)	(8)	(2)
Unrecognized tax benefits	13	(1)	0
Taxes on undistributed earnings of overseas subsidiaries	(8)	3	0
Prior period tax accrual adjustment	(5)	(2)	0
Difference in statutory tax rates of foreign subsidiaries	(7)	(3)	(13)
Other, net	3	5	(2)

Effective tax rate	72%	48%	50%

Nondeductible expenses include directors' bonuses and entertainment expenses.

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred tax assets:
Accrued expenses	¥24,380	¥22,176	$267,181
Property, plant and equipment	5,657	4,560	54,940
Accrued pension and severance costs	55,051	56,130	676,265
Net operating loss carryforwards	26,110	35,718	430,337
Other	23,456	21,856	263,325

Total gross deferred tax assets	134,654	140,440	1,692,048
Less - Valuation allowance	(28,982)	(36,249)	(436,735)

Total deferred tax assets	105,672	104,191	1,255,313

Deferred tax liabilities:
Sales-type leases	(3,758)	(2,482)	(29,904)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,086)	(12,011)	(144,711)
Net unrealized gains and losses on securities	(1,957)	(1,993)	(24,012)
Basis difference of acquired intangible assets	(23,470)	(19,889)	(239,626)
Other	(2,992)	(6,422)	(77,373)

Total deferred tax liabilities	(44,083)	(42,797)	(515,626)

Net deferred tax assets	¥61,589	¥61,394	$739,687

Net deferred tax assets as of March 31, 2010 and 2011 are included in the consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred income taxes and other (Current assets)	¥41,684	¥47,973	$577,988
Lease deposits and other (Investments and other assets)	40,233	35,653	429,554
Accrued expenses and other (Current liabilities)	(1,098)	(3,182)	(38,337)
Deferred income taxes and other (Long-term liabilities)	(19,230)	(19,050)	(229,518)

	¥61,589	¥61,394	$739,687

The net changes in the total valuation allowance for the years ended March 31, 2009, 2010 and 2011 were increases of ¥13,511 million, ¥4,810 million and ¥7,267 million ( $87,554 thousand), respectively. The valuation allowance primarily relates to deferred tax assets of the consolidated subsidiaries with net operating loss carryforwards for tax purposes that are not expected to be realized.

In assessing the realizability of deferred tax assets, Ricoh considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and whether loss carryforwards are utilizable. Ricoh considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, Ricoh believes it is more likely than not that the deferred tax assets of these deductible differences, net of the existing valuation allowance will be realized. The amount of the deferred tax asset considered realizable, however, would be reduced if estimates of future taxable income during the carryforward period are reduced.

As of March 31, 2011, the Company and certain subsidiaries had net operating losses carried forward for income tax purposes of approximately ¥157,772 million ( $1,900,867 thousand) which were available to reduce future taxable income, if any. Approximately ¥5,836 million ( $70,313 thousand) of the operating losses will expire within 3 years, ¥38,195 million ( $460,181 thousand) will expire within 4 years to 7 years and ¥90,261 million ( $1,087,482 thousand) will expire over 7 years. The remainder have indefinite carryforward period.

Ricoh has not recognized a deferred tax liability for certain portion of the undistributed earnings of its foreign subsidiaries of ¥348,551 million ( $4,199,410 thousand) as of March 31, 2011 because Ricoh considers these earnings to be indefinitely reinvested. The calculation of the related unrecognized deferred tax liability is not practicable.

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen			Thousands of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥5,623	¥11,816	¥12,050	$145,180
Additions due to acquisition	1,917	—	—	—
Additions for tax positions of current year	4,350	473	12	145
Additions for tax positions of prior years	1,538	1,573	148	1,783
Reductions for tax positions of prior years	(546)	(519)	(313)	(3,771)
Settlements	(721)	(628)	(243)	(2,928)
Effect of exchange rate changes	(345)	(665)	(1,201)	(14,469)

Ending balance	¥11,816	¥12,050	¥10,453	$125,940

Total amount of unrecognized tax benefits as of March 31, 2010 and 2011 that would reduce the effective tax rate, if recognized, are ¥10,624 and ¥9,114 million ( $109,807 thousand), respectively.

Although Ricoh believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Based on each of the items of which Ricoh is aware as of March 31, 2011, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Ricoh recognizes interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statements of income. Both interest and penalties accrued as of March 31, 2010 and 2011 and interest and penalties included in provision for income taxes for the years ended March 31, 2009, 2010 and 2011 are not material.

Ricoh files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Ricoh is no longer subject to regular income tax examinations by the tax authority for fiscal years before 2009. While there has been no specific indication by the tax authority that Ricoh will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for fiscal years after 2005. In other major foreign tax jurisdictions, including the United States and United Kingdom, Ricoh is no longer subject to income tax examinations by tax authorities for fiscal years before 2006 with few exceptions.

Short-Term Borrowings	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Short-Term Borrowings

9. SHORT-TERM BORROWINGS

Short-term borrowings as of March 31, 2010 and 2011 consist of the followings:

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2010	2011	2011
Borrowings, principally from banks	0.7%	0.8%	¥23,441	¥24,960	$300,723
Commercial paper	0.2	0.3	52,260	14,967	180,325

			¥75,701	¥39,927	$481,048

These short-term borrowings included borrowings, principally from banks and commercial paper denominated in foreign currencies amounting to ¥42,163 million and ¥38,947 million ( $469,241 thousand) as of March 31, 2010 and 2011, respectively.

The Company and certain subsidiaries enter into the contracts with financial institutions regarding lines of credit and overdrawing. Those same financial institutions hold the issuing programs of commercial paper and medium-term notes. Ricoh had aggregate lines of credit of ¥694,012 million and ¥685,068 million ( $8,253,831 thousand) as of March 31, 2010 and 2011, respectively. Unused lines of credit amounted to ¥606,150 million and ¥637,417 million ( $7,679,723 thousand) as of March 31, 2010 and 2011, respectively, of which ¥225,652 million and ¥259,978 million ( $3,132,265 thousand) related to commercial paper and ¥93,040 million and ¥83,150 million ( $1,001,807 thousand) related to medium-term notes programs at prevailing interest rates and the unused portion is available for immediate borrowings.

Long-Term Indebtedness	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Long-Term Indebtedness

10. LONG-TERM INDEBTEDNESS

Long-term indebtedness as of March 31, 2010 and 2011 consists of the followings:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥20,000	$240,964
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	602,409
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	180,723
0.57%, straight bonds, payable in yen, due June 2015	—	40,000	481,927
0.88%, straight bonds, payable in yen, due June 2017	—	20,000	240,964
1.30%, straight bonds, payable in yen, due December 2010 issued by a consolidated subsidiary	9,999	—	—
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	23,863	2,677	32,253
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	8,593	1,941	23,386
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	421,687
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	240,964
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	—	20,000	240,964
Euro Yen Zero Coupon Convertible Bonds, due December 2011	55,092	2,221	26,759

Total bonds	237,547	226,839	2,733,000

Unsecured loans-
Banks and insurance companies, 1.11% weighted average, due through 2017	360,940	331,941	3,999,289

Secured loans-
Banks, insurance companies and other financial institution, 0.01% weighted average, due through 2014	7,252	633	7,627

Long-term indebtedness caused by lease transactions (see Note 4)	—	28,754	346,434

Capital lease obligations (see Note 2(j))	2,965	2,351	28,325

Total	608,704	590,518	7,114,675
Fair value adjustment (see Note 15)	40	—	—
Less - Current maturities included in current liabilities	(94,026)	(111,096)	(1,338,506)

	¥514,718	¥479,422	$5,776,169

Secured loans are collateralized by land, buildings and lease receivables with book values of ¥13,703 million ( $165,096 thousand) and ¥720 million ( $8,675 thousand) as of March 31, 2010 and 2011.

All bonds outstanding as of March 31, 2011 are redeemable at the option of Ricoh under certain conditions as provided in the applicable agreements.

Bonds are subject to certain covenants such as restrictions on certain additional secured indebtedness, as defined in the agreements. Ricoh was in compliance with such covenants as of March 31, 2011.

The Company issued Euro Yen Zero Coupon Convertible Bonds of ¥55,275 million in December 2006. Bondholders are able to convert their holdings into common stock under certain circumstances. As of March 31, 2011, the conversion price was ¥2,800 per share and 793 thousand shares would have been issued on conversion of all convertible bonds. The conversion price shall be adjusted for certain events such as a stock split, consolidation of stock or issuance of stock at less than the current market price of the shares. The bonds were redeemed partially before maturity in December 2010, because the holders of the bonds have exercised the put option granted.

As is customary in Japan, substantially all of the bank borrowings are subject to general agreements with each bank which provide, among other things, that the banks may request additional security for these loans if there is reasonable and probable cause and may treat any security furnished to the banks as well as cash deposited as security for all present and future indebtedness. Ricoh has never been requested to submit such additional security with respect to any material borrowings.

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2011 are as follows:

Years ending March 31	Millions of Yen
2012	¥111,096
2013	67,979
2014	177,970
2015	100,306
2016	80,142
2017 and thereafter	53,025

Total	¥590,518

Pension and Retirement Allowance Plans	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Pension and Retirement Allowance Plans

11. PENSION AND RETIREMENT ALLOWANCE PLANS

The Company and certain of its subsidiaries have various contributory and noncontributory employees' pension fund plans in trust covering substantially all of their employees. Under the plans, employees are entitled to lump-sum payments at the time of termination or retirement, or to pension payments.

Contributions to these plans have been made to provide future pension payments in conformity with an actuarial calculation determined by the current basic rate of pay.

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥279,477	¥274,880	$3,311,807
Service cost	11,255	10,819	130,349
Interest cost	5,249	5,705	68,735
Actuarial (gain) loss	(5,760)	1,549	18,663
Benefits paid	(15,341)	(17,263)	(207,988)

Benefit obligations at end of year	274,880	275,690	3,321,566

Change in plan assets:
Fair value of plan assets at beginning of year	146,990	162,307	1,955,506
Actual return on plan assets	14,761	(1,922)	(23,157)
Employer contribution	8,866	8,877	106,952
Partial withdrawal of plan assets	(350)	(240)	(2,892)
Benefits paid	(7,960)	(9,191)	(110,734)

Fair value of plan assets at end of year	162,307	159,831	1,925,675

Funded status	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥143,344	¥171,230	$2,063,012
Service cost	2,461	1,821	21,940
Interest cost	9,491	9,014	108,602
Plan participants' contributions	590	516	6,217
Actuarial loss	29,423	5,571	67,120
Prior service cost (credit)	(1,376)	702	8,458
Settlement	(1,821)	(984)	(11,855)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,700)	(14,486)	(174,530)
Benefit obligations assumed in connection with business acquisition	1,550	—	—

Benefit obligations at end of year	¥171,230	¥167,092	$2,013,157

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,559	¥143,259	$1,726,012
Actual return on plan assets	26,895	8,671	104,470
Employer contribution	5,697	5,565	67,048
Plan participants' contributions	590	516	6,217
Settlement	(617)	(84)	(1,012)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,133)	(9,593)	(115,579)

Fair value of plan assets at end of year	¥143,259	¥142,042	$1,711,349

Funded status	¥(27,971)	¥(25,050)	$(301,808)

Net amounts recognized in the consolidated balance sheets as of March 31, 2010 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Lease deposits and other	¥4,006	¥3,693	$44,494
Accrued expenses and other	(6,617)	(6,812)	(82,072)
Accrued pension and severance costs	(109,962)	(112,740)	(1,358,313)

Net amount recognized	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Lease deposits and other	¥1,756	¥3,465	$41,747
Accrued expenses and other	(222)	(280)	(3,374)
Accrued pension and severance costs	(29,505)	(28,235)	(340,181)

Net amount recognized	¥(27,971)	¥(25,050)	$(301,808)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2010 and 2011 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Net actuarial loss	¥93,161	¥91,275	$1,099,699
Prior service credit	(37,443)	(33,634)	(405,229)

Net amount recognized	¥55,718	¥57,641	$694,470

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Net actuarial loss	¥21,185	¥20,902	$251,831
Prior service credit	(1,698)	(1,220)	(14,698)

Net amount recognized	¥19,487	¥19,682	$237,133

The accumulated benefit obligations are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Accumulated benefit obligations	¥166,918	¥162,869	$1,962,277

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 are as follows:

	Domestic plans		Foreign plans
	2010	2011	2010	2011
Discount rate	2.1%	2.0%	6.2%	5.6%
Rate of compensation increase	6.5%	3.3%	3.5%	2.0%

Weighted-average assumptions used to determine the net periodic benefit cost for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Domestic plans			Foreign plans
	2009	2010	2011	2009	2010	2011
Discount rate	2.2%	1.9%	2.1%	5.7%	6.9%	6.2%
Rate of compensation increase	6.5%	6.5%	6.5%	3.8%	3.9%	3.5%
Expected long-term return on plan assets	1.4%	0.4%	0.3%	6.0%	6.5%	5.7%

The net periodic pension cost of the pension plans for the years ended March 31, 2009, 2010 and 2011 consist of the following components:

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2009	2010	2011	2011
Service cost	¥10,796	¥11,255	¥10,819	$130,349
Interest cost	5,704	5,249	5,705	68,735
Expected return on plan assets	(2,565)	(525)	(531)	(6,398)
Net amortization	1,026	3,447	1,860	22,410
Settlement benefit	(124)	—	—	—

Total net periodic pension cost	¥14,837	¥19,426	¥17,853	$215,096

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2009	2010	2011	2011
Service cost	¥3,904	¥2,461	¥1,821	$21,940
Interest cost	7,723	9,491	9,014	108,603
Expected return on plan assets	(7,593)	(7,972)	(8,236)	(99,229)
Net amortization	(11)	450	935	11,265
Settlement benefit	37	(230)	(182)	(2,193)

Total net periodic pension cost	¥4,060	¥4,200	¥3,352	$40,386

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥274,880	¥275,690	$3,321,566
Fair value of plan assets	162,307	159,831	1,925,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651
Fair value of plan assets	162,307	159,831	1,925,675

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥168,533	¥161,384	$1,944,386
Fair value of plan assets	140,167	136,683	1,646,783
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,789	¥157,661	$1,899,530
Fair value of plan assets	137,619	136,378	1,643,108

The three levels of input used to measure fair value are more fully described in Note 18. The fair values of Ricoh's benefit plan assets as of March 31, 2010 and 2011, by asset class, are as follows:

	Millions of Yen
	March 31, 2010
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥28,538	¥—	¥—	¥28,538
Pooled funds(e)	—	44,271	—	44,271
Debt securities:
Domestic bonds	5,588	—	—	5,588
Pooled funds(f)	—	30,028	—	30,028
Life insurance company general accounts	—	40,664	—	40,664
Other assets	35	13,183	—	13,218

Total assets	¥34,161	¥128,146	¥—	¥162,307

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Thousands of Dollars
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$311,964	$—	$—	$311,964
Pooled funds(a)	—	424,277	—	424,277
Debt securities:
Domestic bonds	62,651	—	—	62,651
Foreign bonds	6,132	—	—	6,132
Pooled funds(b)	—	373,145	—	373,145
Life insurance company general accounts	—	501,602	—	501,602
Other assets	470	245,434	—	245,904

Total assets	$381,217	$1,544,458	$—	$1,925,675

	Millions of Yen
	March 31, 2010
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥165	¥—	¥—	¥165
Foreign companies	15,230	—	—	15,230
Pooled funds(g)	7,099	15,808	2,497	25,404
Debt securities:
Domestic bonds	1,007	—	—	1,007
Foreign bonds	27,837	—	—	27,837
Pooled funds(h)	32,927	12,311	6,554	51,792
Life insurance company general accounts	—	19,812	—	19,812
Other assets	1,088	675	249	2,012

Total assets	¥85,353	¥48,606	¥9,300	¥143,259

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(c)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(d)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Thousands of Dollars
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$1,904	$—	$—	$1,904
Foreign companies	204,723	—	—	204,723
Pooled funds(c)	85,916	166,144	29,458	281,518
Debt securities:
Domestic companies	13,060	—	—	13,060
Foreign companies	386,108	—	—	386,108
Pooled funds(d)	288,217	174,144	76,458	538,819
Life insurance company general accounts	—	223,169	—	223,169
Other assets	26,771	9,072	26,205	62,048

Total assets	$1,006,699	$572,529	$132,121	$1,711,349

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(d)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(e)	These funds invest in listed equity securities consisting of approximately 60% domestic companies and 40% foreign companies for domestic plans.
(f)	These funds invest in listed debt securities consisting of approximately 60% domestic bonds and 40% foreign bonds for domestic plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Common stock and bonds of the Company and certain of its domestic subsidiaries included in plan assets were immaterial at March 31, 2010 and 2011.

Ricoh's investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit investments in mutual funds and debt and equity securities and prohibit speculative investment in derivative financial instruments. Ricoh addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international fixed income securities and domestic and international equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Ricoh's model portfolio for Domestic plans consists of three major components: approximately 40% is invested in equity securities, approximately 20% is invested in debt securities, and approximately 40% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

Outside Japan, investment policies vary by country, but the long-term investment objectives and strategies remain consistent. However, Ricoh's model portfolio for foreign plans has been developed as follows: approximately 30% is invested in equity securities, approximately 55% is invested in debt securities, and approximately 15% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The fair value of Level 3 assets for foreign plans, consisting of commingled funds and so on, was ¥9,300 million and ¥10,966 million ( $132,121 thousand) as of March 31, 2010 and 2011, respectively.

The following table presents a reconciliation of activity for the assets and liabilities classified as Level 3 in the fair value hierarchy for the years ended March 31, 2010 and 2011.

	Millions of yen
	2010
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥1,535	¥3,936	¥1,911	¥7,382
Actual return on plan assets:
Relating to assets still held at the reporting date	667	1,597	—	2,264
Relating to assets sold during the period	—	—	—	—
Purchases, sales, and settlements, net	374	1,225	(1,558)	41
Foreign exchange impact	(79)	(204)	(104)	(387)

Balance at end of period	¥2,497	¥6,554	¥249	¥9,300

	Millions of yen
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales, and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Thousands of Dollars
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	$30,084	$78,964	$3,000	$112,048
Actual return on plan assets:
Relating to assets still held at the reporting date	2,651	7,253	—	9,904
Relating to assets sold during the period	—	301	—	301
Purchases, sales, and settlements, net	—	(1,482)	24,253	22,771
Foreign exchange impact	(3,277)	(8,578)	(1,048)	(12,903)

Balance at end of period	$29,458	$76,458	$26,205	$132,121

Ricoh expects to contribute ¥12,030 million to its pension plans for the year ending March 31, 2012. The estimated net actuarial loss and prior service credit for Ricoh's pension fund plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost over the next year ending March, 2012 are ¥6,516 million and ¥(4,315) million, respectively.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2012	¥15,003	¥7,156
2013	15,704	7,258
2014	13,786	7,759
2015	16,072	8,040
2016	15,435	8,414
2017 – 2021	87,010	48,931

The Company and certain subsidiaries have defined contribution plans. The cost of defined contribution plans for the years ended March 31, 2009, 2010 and 2011 were ¥6,768 million, ¥5,768 million and ¥6,620 million ( $79,759 thousand), respectively.

Ricoh Company, LTD. Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Ricoh Company, LTD. Shareholders' Equity

12. RICOH COMPANY, LTD. SHAREHOLDERS' EQUITY

The Corporation Law of Japan provides that an amount equal to 10% of cash dividends and other distributions from retained earnings paid by the Company and its domestic subsidiaries be appropriated as additional paid-in capital or legal reserve. No further appropriation is required when the total amount of the additional paid-in capital and legal reserve equals to or exceeds 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries. Legal reserves included in retained earnings are restricted from being used as dividend distributions.

The Corporation Law of Japan requires a company to obtain the approval of shareholders for transferring amounts between common stock and additional paid-in capital. The Corporation Law of Japan also permits a company to transfer an amount of common stock or additional paid-in capital to retained earnings in principle upon approval of shareholders.

Cash dividends are approved by the shareholders after the end of each fiscal period or are declared by the Board of Directors after the end of each interim six-month period. Such dividends are payable to shareholders of record at the end of each such fiscal or interim six-month period. At the Ordinary General Meeting of Shareholders held on June 24, 2011, the shareholders approved the declaration of a cash dividend (¥16.50 per share) on the common stock totaling ¥11,970 million ( $144,217 thousand), which would be paid to shareholders of record as of March 31, 2011. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2011.

The amount of retained earnings legally available for dividend distribution is recorded in the Company's non-consolidated books and amounts to ¥416,483 million ( $5,017,867 thousand) as of March 31, 2011.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Other Comprehensive Income (Loss)

13. OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders' equity are as follows:

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2009:
Foreign currency translation adjustments	¥(61,189)	¥19	¥(61,170)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(25,601)	10,440	(15,161)
Less - Reclassification adjustment for gains and losses realized in net income	26,499	(10,806)	15,693
Net unrealized gains and losses	898	(366)	532
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(655)	250	(405)
Less - Reclassification adjustment for gains and losses realized in net income	686	(246)	440
Net unrealized gains and losses	31	4	35
Pension liability adjustments:
Unrealized gains and losses arising during the year	(57,401)	23,293	(34,108)
Less - Reclassification adjustment for gains and losses realized in net income	1,015	(414)	601
Net unrealized gains and losses	(56,386)	22,879	(33,507)

Other comprehensive income (loss)	¥(116,646)	¥22,536	¥(94,110)

2010:
Foreign currency translation adjustments	¥(13,638)	¥2	¥(13,636)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)
Net unrealized gains and losses	885	(361)	524
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94
Net unrealized gains and losses	(1,331)	547	(784)
Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive loss	¥(2,357)	¥(4,573)	¥(6,930)

2011:
Foreign currency translation adjustments	¥(38,575)	¥20	¥(38,555)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076
Net unrealized gains and losses	159	(65)	94
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127
Net unrealized gains and losses	(19)	8	(11)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,081)	1,195	(1,886)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(286)	107	(179)

Other comprehensive income (loss)	¥(38,721)	¥70	¥(38,651)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011
Foreign currency translation adjustments	$(464,759)	$241	$(464,518)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(19,976)	8,145	(11,831)
Less - Reclassification adjustment for gains and losses realized in net income	21,892	(8,928)	12,964
Net unrealized gains and losses	1,916	(783)	1,133
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(2,807)	1,144	(1,663)
Less - Reclassification adjustment for gains and losses realized in net income	2,578	(1,048)	1,530
Net unrealized gains and losses	(229)	96	(133)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(37,120)	14,398	(22,722)
Less - Reclassification adjustment for gains and losses realized in net income	33,674	(13,109)	20,565
Net unrealized gains and losses	(3,446)	1,289	(2,157)

Other comprehensive income (loss)	$(466,518)	$843	$(465,675)

For the year ended March 31, 2011, unrealized gains and losses resulting from the pension liability adjustments was ¥(3,096) million ( $(37,301) thousand). The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(6,380) million ( $(76,867) thousand) and ¥3,585 million ( $43,193 thousand) respectively. The tax benefits (expenses) mentioned above were ¥1,195 million ( $14,398 thousand), ¥2,542 million ( $30,627 thousand) and ¥(1,454) million ( $(17,518) thousand), respectively.

For the year ended March 31, 2010, unrealized gains and losses resulting from the pension liability adjustments was ¥7,830 million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(8,166) million and ¥4,269 million respectively. The tax benefits (expenses) mentioned above were ¥(3,176) million, ¥3,316 million and ¥(1,731) million, respectively.

For the year ended March 31, 2009, unrealized gains and losses resulting from the pension liability adjustments was ¥(57,401) million. The reclassification adjustment for gains and losses realized in net income consists of amortizations of net actuarial loss and prior service cost of ¥(5,807) million and ¥4,792 million respectively. The tax benefits (expenses) mentioned above were ¥23,293 million, ¥2,367 million and ¥(1,953) million, respectively.

Changes in accumulated other comprehensive income (loss) as for Ricoh Company, Ltd. shareholders' equity are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Foreign currency translation adjustments:
Beginning balance	¥(11,125)	¥(72,295)	¥(85,931)	$(1,035,313)
Change during the year	(61,170)	(13,636)	(38,555)	(464,518)

Ending balance	¥(72,295)	¥(85,931)	¥(124,486)	$(1,499,831)

Unrealized gains and losses on securities:
Beginning balance	¥1,316	¥1,848	¥2,372	$28,578
Change during the year	532	524	94	1,133

Ending balance	¥1,848	¥2,372	¥2,466	$29,711

Unrealized gains and losses on derivatives:
Beginning balance	¥(408)	¥(373)	¥(1,157)	$(13,940)
Change during the year	35	(784)	(11)	(133)

Ending balance	¥(373)	¥(1,157)	¥(1,168)	$(14,073)

Pension liability adjustments:
Beginning balance	¥(20,788)	¥(54,301)	¥(47,335)	$(570,301)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(20,794)	(54,301)	(47,335)	(570,301)
Change during the year	(33,507)	6,966	(179)	(2,157)

Ending balance	¥(54,301)	¥(47,335)	¥(47,514)	$(572,458)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(31,005)	¥(125,121)	¥(132,051)	$(1,590,976)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(31,011)	(125,121)	(132,051)	(1,590,976)
Change during the year	(94,110)	(6,930)	(38,651)	(465,675)

Ending balance	¥(125,121)	¥(132,051)	¥(170,702)	$(2,056,651)

Per Share Data	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Per Share Data

14. PER SHARE DATA

Dividends per share shown in the consolidated statements of income are computed based on dividends paid for the year.

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2009	2010	2011
Weighted average number of shares of common stock outstanding	723,925	725,613	725,555
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	19,741	13,739

Diluted shares of common stock outstanding	743,666	745,354	739,294

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd.	¥6,530	¥27,873	¥19,650	$236,747

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(25)	(38)	(458)

Diluted net income attributable to Ricoh Company, Ltd.	¥6,505	¥27,848	¥19,612	$236,289

	Yen			U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥9.02	¥38.41	¥27.08	$0.33
Diluted	8.75	37.36	26.53	0.32

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Derivative Financial Instruments

15. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

Ricoh enters into various derivative financial instrument contracts in the normal course of business in connection with the management of its assets and liabilities.

Ricoh uses derivative instruments to reduce risk and protect market value of assets and liabilities in conformity with Ricoh's policy. Ricoh does not use derivative financial instruments for trading or speculative purposes, nor is it a party to leveraged derivatives.

All derivative instruments are exposed to credit risk arising from the inability of counterparties to meet the terms of the derivative contracts. However, Ricoh does not expect any counterparties to fail to meet their obligations because these counterparties are financial institutions with satisfactory credit ratings. Ricoh utilizes a number of counterparties to minimize the concentration of credit risk.

Foreign Exchange Risk Management

Ricoh conducts business on a global basis and holds assets and liabilities denominated in foreign currencies. Ricoh enters into foreign exchange contracts and foreign currency options to hedge against the potentially adverse impacts of foreign currency fluctuations on those assets and liabilities denominated in foreign currencies.

Interest Rate Risk Management

Ricoh enters into interest rate swap agreements to hedge against the potential adverse impacts of changes in fair value or cash flow fluctuations on interest of its outstanding debt.

Fair Value Hedges

Changes in the fair value of derivative instruments and the related hedged items designated and qualifying as fair value hedges are included in other (income) expenses on the consolidated statements of income. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2009, 2010 and 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Because hedging instruments and hedging items have expired for the years ended March 31, 2011, there are no fair value hedges as of March 31, 2011.

Cash Flow Hedges

Changes in the fair value of derivative instruments designated and qualifying as cash flow hedges are included in accumulated other comprehensive income (loss) on the consolidated balance sheets. These amounts are reclassified into earnings as interest on the hedged loans is paid. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2009, 2010 and 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Ricoh expects that it will reclassify into earnings through other expenses during the next 12 months approximately ¥33 million ( $398 thousand) of the balance of accumulated other comprehensive loss as of March 31, 2011.

Undesignated Derivative Instruments

Derivative instruments not designated as hedging instruments are held to reduce the risk relating to the variability in exchange rates on assets and liabilities denominated in foreign currencies. Changes in the fair value of these instruments are included in other (income) expenses on the consolidated statements of income.

Contract amounts of derivative instruments at March 31, 2010 and 2011 are shown in the following tables:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Interest rate swap agreements	¥297,501	¥284,444	$3,427,036
Foreign currency contracts	138,283	211,249	2,545,169
Foreign currency options	29,143	3,555	42,831

The location and fair value amounts of derivative instruments in consolidated balance sheets at March 31, 2010 and 2011 are shown in the following tables:

Derivatives designated as hedging instruments

		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet	Millions of Yen		U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap	Deferred income				Lease deposits
agreements	taxes and other	¥40	¥4	$48	and other	¥12	¥—	$—
Liability
Derivatives
Interest rate
swap	Accrued expenses				Deferred income
agreements	and other	¥10	¥73	$880	taxes and other	¥2,564	¥2,766	$33,325

Derivatives not
designated as
hedging
instruments

		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet	Millions of Yen		U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap
agreements		¥—	¥—	$—
Foreign
currency	Deferred income
	taxes and other
contracts		356	1,497	18,036
Foreign
currency
options		128	20	241
Total		¥484	¥1,517	$18,277
Liability
derivatives
Interest rate
swap
agreements		¥46	¥72	$867		¥117	¥24	$289
Foreign
currency	Accrued expenses				Deferred income
	and other				taxes and other
contracts		4,076	3,087	37,193		347	477	5,747
Foreign
currency
options		426	64	771		—	—	—
Total		¥4,548	¥3,223	$38,831		¥464	¥501	$6,036

Total fair value amounts of derivative instruments

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2010	2011	2011
Total asset derivatives	¥536	¥1,521	$18,325
Total liability derivatives	¥7,586	¥6,563	$79,072

The location and amount of gains and losses related to derivatives reported in the consolidated statements of income for the fourth quarter of the year ended March 31, 2009 and for fiscal year 2010 and 2011 are shown in the following tables. Ricoh adopted disclosures about derivative instruments and hedging activities as of January 1, 2009.

Derivatives designated as hedging instruments for the fourth quarter of the year ended March 31, 2009

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(165)	Interest expense	¥(13)	—	¥—

		Millions of Yen
		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest income	¥44	Interest expense	¥(92)

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest and dividend income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Thousands of U.S. Dollars
	Gain or (loss) recognized in accumulated OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(1,663)	Interest expense	$(1,530)	—	$—

	Millions of Yen
	Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

	Thousands of U.S. Dollars
	Gain or (loss) recognized in income on derivative		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	$819	Interest expense	$(1,084)

Derivatives not designated as hedging instruments

	Gain or (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2009	2010	2011	2011
Interest rate swap agreements	Other, net	¥291	¥(74)	¥67	$807
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(3,072)	(472)	2,000	24,097
Foreign currency options	Foreign currency exchange (gain) loss, net	(570)	1,145	254	3,060

Total		¥(3,351)	¥599	¥2,321	$27,964

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Commitments and Contingent Liabilities

16. COMMITMENTS AND CONTINGENT LIABILITIES

As of March 31, 2011, Ricoh had outstanding contractual commitments for acquisition or construction of property, plant and equipment and other assets aggregating ¥32,791 million ( $395,072 thousand).

As of March 31, 2011, Ricoh was also contingently liable for certain guarantees including employees housing loans of ¥72 million ( $867 thousand).

Ricoh made rental payments totaling ¥54,347 million, ¥52,350 million and ¥46,718 million ( $562,867 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively, under cancelable and non-cancelable operating lease agreements for office space, warehouse, machinery and equipment.

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2011 are as follows:

Years ending March 31	Millions of Yen
2012	¥21,363
2013	18,163
2014	14,504
2015	9,725
2016	5,537
2017 and thereafter	7,515

Total	¥76,807

As of March 31, 2011, the Company and certain subsidiaries were parties to litigation involving routine matters, such as patent rights. In the opinion of management, the ultimate liability, if any, resulting from such litigation will not materially affect the consolidated financial position or the results of operations of Ricoh.

Disclosures About the Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Disclosures About the Fair Value of Financial Instruments

17. DISCLOSURES ABOUT THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(a) Cash and cash equivalents, Time deposits, Trade receivables, Short-term borrowings, Current maturities of long-term indebtedness, Trade payables and Accrued expenses

The carrying amounts approximate fair values because of the short maturities of these instruments.

(b) Investment securities

The fair value of investment securities is principally based on quoted market price. Ricoh have not estimated the fair value of non-marketable equity securities, as it is not practicable. Because there were no quoted market prices for non-marketable equity securities and each security had different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs. The carrying amounts of non-marketable equity securities were ¥2,425 million and ¥1,971 million ( $23,747 thousand) as of March 31, 2010 and 2011, respectively.

(c) Installment loans

The fair value of installment loans is based on the present value of future cash flows using the current interest rate for similar instruments of comparable maturity.

(d) Long-term indebtedness

The fair value of each of the long-term indebtedness instruments is based on the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar instruments of comparable maturity.

(e) Interest rate swap agreements

The fair value of interest rate swap agreements is mainly estimated by obtaining quotes from brokers.

(f) Foreign currency contracts and Foreign currency options

The fair value of foreign currency contracts and foreign currency options is mainly estimated by obtaining quotes from brokers.

The estimated fair value of the financial instruments as of March 31, 2010 and 2011 is summarized as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2010		2011		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥49,049	¥49,049	¥48,909	¥48,909	$589,265	$589,265
Installment loans	67,505	68,739	72,634	73,769	875,108	888,783
Long-term indebtedness	(514,718)	(501,311)	(479,422)	(475,116)	(5,776,169)	(5,724,289)
Interest rate swap agreements, net	(2,685)	(2,685)	(2,931)	(2,931)	(35,313)	(35,313)
Foreign currency contracts, net	(4,067)	(4,067)	(2,067)	(2,067)	(24,904)	(24,904)
Foreign currency options, net	(298)	(298)	(44)	(44)	(530)	(530)

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Fair Value Measurements

18. FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level fair value hierarchy that prioritizes the inputs used to measure fair value is established. The three levels of inputs used to measure fair value are as follows:

Level 1	-	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	-	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	-	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The following tables present the fair-value hierarchy levels of Ricoh's assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2010 and 2011.

	Millions of Yen
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥36,946	¥—	¥—	¥36,946
Foreign equity securities	7,813	—	—	7,813
Foreign corporate bonds	1,865	—	—	1,865
Derivative instruments:
Interest rate swap agreements	—	52	—	52
Foreign currency contracts	—	356	—	356
Foreign currency options	—	128	—	128
Other investments	—	—	5,816	5,816

Total assets	¥46,624	¥536	¥5,816	¥52,976

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,737	—	2,737
Foreign currency contracts	—	4,423	—	4,423
Foreign currency options	—	426	—	426

Total liabilities	¥—	¥7,586	¥—	¥7,586

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,497	—	1,497
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,521	¥—	¥48,459

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,564	—	3,564
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,563	¥—	¥6,563

	Thousands of Dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$460,759	$—	$—	$460,759
Foreign equity securities	82,530	—	—	82,530
Foreign corporate bonds	22,229	—	—	22,229
Derivative instruments:
Interest rate swap agreements	—	48	—	48
Foreign currency contracts	—	18,036	—	18,036
Foreign currency options	—	241	—	241

Total assets	$565,518	$18,325	$—	$583,843

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	35,361	—	35,361
Foreign currency contracts	—	42,940	—	42,940
Foreign currency options	—	771	—	771

Total liabilities	$—	$79,072	$—	$79,072

Available-for-sale securities

Available-for-sale securities classified Level 1 in the fair value hierarchy contain marketable equity securities and bonds. Marketable equity securities and bonds are valued using a market approach based on the quoted market prices of identical instruments in active markets.

Derivative instruments

Ricoh uses foreign exchange contracts, currency swap agreements, foreign currency options and interest rate swap agreements to manage exposure to the variability of cash flow. These derivative instruments are classified as Level 2 in the fair value hierarchy, since they are valued using observable market data such as LIBOR-based yield curves.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended March 31, 2011, long-lived assets held and used with a carrying amount of ¥1,556 million ( $18,747 thousand) were written down to their fair value of ¥714 million ( $8,602 thousand), resulting in an impairment charge of ¥842 million ( $10,145 thousand), which was included in cost of sales and selling and general administrative expenses in the consolidated statement of income. These measurements are classified as Level 3 since significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

During the year ended March 31, 2010, long-lived assets held and used with a carrying amount of ¥3,029 million were written down to their fair value of ¥676 million, resulting in an impairment charge of ¥2,353 million, which was included in selling and general administrative expenses in the consolidated statement of income. These measurements are classified as Level 3 since significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

Other investments

Other investments classified as Level 3 in the fair value hierarchy represent the retained interests in securitizations of finance lease receivables in which Ricoh valued using cash flows discounted by an estimated interest rate reflecting underlying risks. In accordance with the new consolidation provisions, Ricoh consolidated the trust for the year beginning on April 1, 2010, and eliminated the retained interests. The detail of this new consolidation provisions is summarized in Note 4. The following table presents a reconciliation of activity for the Other investments classified as Level 3 in the fair value hierarchy for the year ended March 31, 2010.

Millions of yen
2010
Balance at beginning of period	¥4,293
Total gains or losses (realized and unrealized)
Included in net income attributable to Ricoh Company, Ltd.	—
Included in other comprehensive income (loss)	—
Sales, collections and repurchases, net	1,523

Balance at end of period	¥5,816

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables

19. CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR DOUBTFUL RECEIVABLES

(a) Financing receivables and Allowance for doubtful receivables

The financial subsidiaries of the Company have financing receivables and Ricoh classifies them into three categories; "lease receivables", "installment loans" and "installment receivables and other". These receivables consist of a large number of smaller-balance homogenous loans, lease receivables and installment receivables. Financing receivables classified as "lease receivables" and "installment receivables and other" are resulting from sale and lease transactions of mainly office equipment. Financing receivables classified as "installment loans" are resulting from financial services.

Ricoh continuously monitors overdue financing receivables, which Ricoh considers as uncollectible risk receivables. For financing receivables with specific customer collection issues, Ricoh individually evaluates their collectability in order to determine the amount of allowance for doubtful receivables. For other financing receivables, Ricoh categorizes these receivables into groups by their nature and characteristics. Ricoh collectively evaluates the collectability by each group, using its historical experience of write-off and determines the amount of allowance for doubtful receivables.

Financing receivables and allowance for doubtful receivables as of March 31, 2011 are as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total : Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,266	73,301	46,093	639,660

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	$54,867	$8,555	$15,048	$78,470
Collectively evaluated	71,964	12,795	14,892	99,651

Total : Allowance for doubtful receivables	$126,831	$21,350	$29,940	$178,121

Financing receivables:
Individually evaluated	868,434	13,313	49,542	931,289
Collectively evaluated	6,268,265	883,145	555,337	7,706,747

Total : Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036

(b) Age Analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2011 is as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,913	¥74,373	¥48,544	¥707,830
Overdue	7,433	33	1,661	9,127

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,047,145	$896,060	$584,867	$8,528,072
Overdue	89,554	398	20,012	109,964

Total: Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036

Segment Information	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Segment Information

20. SEGMENT INFORMATION

Ricoh's operating segments are comprised of Imaging & Solutions, including copiers and related supplies, communications and information systems, Industrial Products, including thermal media and semiconductors, and Other, including digital cameras.

Segment profit (loss) is determined by subtracting cost of sales and selling, general and administrative expenses from sales, and is used by Ricoh's chief operating decision maker in deciding how to allocate resources and in assessing performance. Segment profit (loss) excludes certain corporate expenses, such as costs related to human resources, legal relations, investor relations, public relations, corporate planning and environmental activities.

The following tables present certain information regarding Ricoh's operating segments and geographic areas for the years ended March 31, 2009, 2010 and 2011. No single customer accounted for 10% or more of the total revenues for the years ended as of March 31, 2009, 2010 and 2011.

(a) Operating Segment Information

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Segment sales:
Imaging & Solutions	¥1,833,098	¥1,790,243	¥1,713,307	$20,642,253
Industrial Products	119,671	106,128	112,243	1,352,325
Other	143,048	124,402	121,876	1,468,386
Intersegment transaction (a)	(4,121)	(4,436)	(5,413)	(65,217)

Total segment sales	¥2,091,696	¥2,016,337	¥1,942,013	$23,397,747

Segment profit (loss):
Imaging & Solutions	¥145,366	¥140,423	¥134,411	$1,619,410
Industrial Products	(4,926)	(1,355)	1,006	12,120
Other	358	(3,447)	(4,911)	(59,169)

Total segment profit	¥140,798	¥135,621	¥130,506	$1,572,361

Reconciling items:
Corporate expenses and elimination	(66,262)	(69,624)	(70,310)	(847,108)
Interest and dividend income	5,227	3,472	2,986	35,976
Interest expense	(5,863)	(8,144)	(8,498)	(102,385)
Foreign currency exchange loss, net	(15,575)	(4,756)	(6,950)	(83,735)
Losses on impairment of securities	(26,837)	(169)	(1,844)	(22,217)
Other, net	(549)	1,124	(490)	(5,904)

Income before income taxes and equity in earnings of affiliates	¥30,939	¥57,524	¥45,400	$546,988

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Total assets:
Imaging & Solutions	¥1,870,110	¥1,827,063	¥1,776,906	$21,408,506
Industrial Products	83,411	78,464	73,894	890,289
Other	97,092	89,342	80,527	970,205
Elimination	(612)	(1,250)	(1,664)	(20,048)
Corporate assets	463,494	390,324	332,733	4,008,831

Consolidated	¥2,513,495	¥2,383,943	¥2,262,396	$27,257,783

Capital expenditures:
Imaging & Solutions	¥87,658	¥60,482	¥59,383	$715,458
Industrial Products	4,581	3,325	3,235	38,976
Other	2,776	1,553	2,487	29,964
Corporate assets	1,943	1,619	1,871	22,542

Consolidated	¥96,958	¥66,979	¥66,976	$806,940

Depreciation of property, plant and equipment:
Imaging & Solutions	¥64,356	¥62,432	¥59,269	$714,084
Industrial Products	6,131	4,385	4,190	50,482
Other	2,442	1,922	2,044	24,626
Corporate assets	1,957	1,590	1,736	20,916

Consolidated	¥74,886	¥70,329	¥67,239	$810,108

Amortization of intangible assets:
Imaging & Solutions	¥21,662	¥21,954	¥19,035	$229,338
Industrial Products	718	683	625	7,530
Other	772	1,224	1,226	14,771
Corporate assets	3,779	4,751	5,275	63,554

Consolidated	¥26,931	¥28,612	¥26,161	$315,193

(a)	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.
(b)	Corporate assets consist primarily of cash and cash equivalents and securities maintained for general corporate purposes.

(b) Geographic Information

Sales, which are based on location of customers, and Long-lived assets, which are based on the location of these assets are presented on a geographical area basis (Ricoh does not present these amounts by foreign country because it is impracticable to do so) for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Sales:
Japan	¥938,331	¥876,578	¥875,859	$10,552,518
The Americas	502,862	557,687	521,970	6,288,795
Europe	523,407	458,584	413,936	4,987,181
Other	127,096	123,488	130,248	1,569,253

Consolidated	¥2,091,696	¥2,016,337	¥1,942,013	$23,397,747

Property, plant and equipment:
Japan	¥204,761	¥199,944	¥201,853	$2,431,964
The Americas	27,115	24,497	24,856	299,470
Europe	16,830	16,629	19,393	233,651
Other	20,630	21,951	18,638	224,554

Consolidated	¥269,336	¥263,021	¥264,740	$3,189,639

Intangible assets:
Japan	¥61,117	¥54,383	¥52,722	$635,205
The Americas	82,829	68,865	53,446	643,928
Europe	20,676	24,175	24,097	290,325
Other	504	463	383	4,614

Consolidated	¥165,126	¥147,886	¥130,648	$1,574,072

(a)	Long-lived assets consist of property, plant and equipment and intangible assets.

Supplementary Information to the Statement of Income	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Supplementary Information to the Statement of Income

21. SUPPLEMENTARY INFORMATION TO THE STATEMENT OF INCOME

The following amounts are charged to selling, general and administrative expenses for the years ended March 31, 2009, 2010 and 2011:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Research and development costs	¥124,406	¥109,826	¥110,822	$1,335,205
Advertising costs	13,453	9,119	10,922	131,590
Shipping and handling costs	19,914	17,220	19,947	240,325

Effect of the Great East Japan Earthquake	12 Months Ended
Mar. 31, 2011
Effect of the Great East Japan Earthquake
Effect of the Great East Japan Earthquake

22. EFFECT OF THE GREAT EAST JAPAN EARTHQUAKE

As a result of the Great East Japan Earthquake on March 11, 2011, Ricoh recorded costs and expenses of ¥4,978 million ( $ 59,976 thousand) in total for the year ended March 31, 2011, consisting of the followings.

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	¥—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

	Thousands of U.S. Dollars
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for account receivables and finance receivables	$—	$41,374	$41,374
Losses due to write-downs of damaged inventories and property, plant and equipment	12,108	2,012	14,120
Other	145	4,337	4,482

Total	$12,253	$47,723	$59,976

The following is breakdown of these costs and expenses by operating segments and corporate.

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Imaging & Solutions	¥4,516	$54,409
Industrial Products	80	964
Other	139	1,675
Corporate	243	2,928

Ending balance	¥4,978	$59,976

In addition to above, Ricoh experienced idle production facilities or production levels below a normal capacity. In periods of abnormally low production, unallocated overhead costs were expensed in the period in which they were incurred. Ricoh recognized unallocated overhead costs of ¥1,057 million ( $ 12,735 thousand) as cost of sales for the year ended March 31, 2011. The costs in Imaging & Solutions and Industrial products operating segment were ¥1,005 million ( $12,108 thousand) and ¥52 million ( $627 thousand), respectively.

Subsequent Event	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Subsequent Event

23. SUBSEQUENT EVENT

At the Group Management Committee (a decision-making body of Executive Officers) held on June 29, 2011, the Company decided to put out a call to personnel for voluntary early retirement as follows in order to further enhance competitiveness and improve profitability:

(1) Number of personnel that may elect voluntary early retirement:	Approximately 1,600 among the Company and Ricoh group companies in Japan
(2) Application period:	July 1, 2011 to October 31, 2011 (Expected)
(3) Date of retirement:	August 1, 2011 to November 30, 2011

Expenses, such as special retirement payments, that arise from this voluntary early retirement program are estimated to total approximately ¥23,000 million and will be recognized in the Company's consolidated financial statements when upon elected by each employee that decided to accept voluntary early retirement.

In addition to this program, the Company will continue to implement measures to optimize its human resources such as by decreasing the number of personnel (through natural attrition on a global basis, including in Japan, whereby new personnel will not be hired to replenish retiring personnel and prior hiring decisions will be reexamined), undertaking internally businesses that were out-sourced to external parties and relocating personnel, such that the personnel headcount would be reduced in the aggregate by approximately 10,000 persons on a group-wide basis.

Schedule II. - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule II. - Valuation and Qualifying Accounts and Reserves

Ricoh Company, Ltd. and Consolidated Subsidiaries

Schedule II. – Valuation and Qualifying Accounts and Reserves

For the Three Years Ended March 31, 2009, 2010 and 2011

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustment	Balance at end of period
For the year ended March 31, 2009:
Allowance for doubtful receivables(1):
Trade receivables	16,666	7,254	604	(1,451)	(1,540)	21,533
Finance receivables	10,535	3,013	638	(2,459)	(201)	11,526
Deferred tax assets valuation allowance	10,661	14,041	3,368	(2,414)	(1,484)	24,172
For the year ended March 31, 2010:
Allowance for doubtful receivables(1):
Trade receivables	21,533	1,598	—	(5,637)	(598)	16,896
Finance receivables	11,526	5,566	—	(5,130)	(43)	11,919
Deferred tax assets valuation allowance	24,172	9,132	—	(3,268)	(1,054)	28,982
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	16,896	2,919	—	(2,472)	(783)	16,560
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	28,982	11,367	—	(1,185)	(2,915)	36,249

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances

Significant Accounting and Reporting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements of Ricoh have been prepared in conformity with U.S. generally accepted accounting principles.

The accompanying consolidated financial statements for each of the years in the three-year period ended March 31, 2011 are presented in Japanese yen, the functional currency of the Company and its domestic subsidiaries. The translation of Japanese yen amounts into U.S. Dollar equivalents as of and for the year ended March 31, 2011 is included solely for the convenience of readers outside Japan and has been made using the exchange rate of ¥83 to US $1, the approximate rate of exchange prevailing at the Federal Reserve Board on March 31, 2011.

Principles of Consolidation

(b) Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, all majority-owned subsidiaries and variable interest entity ("VIE") which Ricoh is a primary beneficiary. Investments in entities in which Ricoh has the ability to exercise significant influence over the entities' operating and financial policies (generally 20% to 50% ownership) are accounted for on an equity basis. All significant inter-company balances and transactions have been eliminated in consolidation.

The accounts of certain consolidated subsidiaries have been included on the basis of fiscal periods ended within three months prior to March 31.

Revenue Recognition

(c) Revenue Recognition

Ricoh generates revenue principally through the sale of equipment, supplies and related services under separate contractual arrangements for each. Ricoh recognizes revenue when (1) it has a firm contract, (2) the product has been shipped to and accepted by the customer or the service has been provided, (3) the sales price is fixed or determinable and (4) amounts are reasonably assured of collection.

Products sales are recognized at the time of delivery and installation at the customer location. Equipment revenues are based on established prices by product type and model and are net of discounts. A sales return is accepted only when the equipment is defective and does not meet Ricoh's product performance specifications. Other than installation, there are no customer acceptance clauses in the sales contract.

Post sales and rentals result primarily from maintenance contracts that are normally entered into at the time the equipment is sold. Standard service fee prices are established depending on equipment classification and include a cost value for the estimated services to be performed based on historical experience plus a profit margin thereon. As a matter of policy, Ricoh does not discount such prices. On a monthly basis, maintenance service revenues are earned and recognized by Ricoh and billed to the customer in accordance with the contract and include a fixed monthly fee plus a variable amount based on usage. The length of the contract ranges up to five-years, however, most contracts are cancelable at any time by the customer upon a short notice period. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized over the lease term.

Ricoh enters into arrangements with multiple elements, which may include any combination of products, equipment, installation and maintenance. Ricoh allocates revenue to each element based on its relative fair value if such element meets the criteria for treatment as a separate unit of accounting, the delivered item in a multiple element arrangement should be considered a separate unit of accounting if all of the following criteria are met: (1) a delivered item has value to customers on a stand-alone basis, (2) there is objective and reliable evidence of fair value of an undelivered item, and (3) the delivery of the undelivered item must be probable and controlled by Ricoh if the arrangement includes the right of return. The price charged when the element is sold separately generally determines fair value. Otherwise, revenue is deferred until the undelivered elements are fulfilled as a single unit of accounting.

Revenue from the sale of equipment under sales-type leases is recognized as product sales at the inception of the lease. Other revenue consists primarily of interest income on sales-type leases and direct-financing leases, which are recognized as other revenue over the life of each respective lease using the interest method.

Foreign Currency Translation

(d) Foreign Currency Translation

For foreign operations with functional currencies other than the Japanese yen, assets and liabilities are translated at the exchange rates in effect at each fiscal year-end, and income and expenses are translated at the average rates of exchange prevailing during each fiscal year. The resulting translation adjustments are included as a part of accumulated other comprehensive income (loss) in equity.

All foreign currency transaction gains and losses are included in other income and expenses in the period incurred.

Cash Equivalents

(e) Cash Equivalents

Cash and cash equivalents include highly liquid investments with maturities of three months or less at the date of purchase such as time deposits and short-term investment securities which are available-for-sale at any time, present insignificant risk of changes in value due to being readily convertible into cash and have an original maturity of three months or less, such as money management funds and free financial funds.

Derivative Financial Instruments and Hedging Activities

(f) Derivative Financial Instruments and Hedging Activities

As discussed further in Note 15, Ricoh manages its exposure to certain market risks, primarily foreign currency and interest rate risks, through the use of derivative instruments. As a matter of policy, Ricoh does not enter into derivative contracts for trading or speculative purposes.

Ricoh recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. When Ricoh enters into a derivative contract, it makes a determination as to whether or not for accounting purposes the derivative is part of a hedging relationship. In general, a derivative may be designated as either (1) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"), (2) a hedge of the variability of the expected cash flows associated with an existing asset or liability or a forecasted transaction ("cash flow hedge"), or (3) a foreign currency fair value or cash flow hedge ("foreign currency hedge"). Ricoh formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or to specific firm commitments or forecasted transactions.

For derivative contracts that are designated and qualify as fair value hedges including foreign currency fair value hedges, the derivative instrument is marked-to-market with gains and losses recognized in current period earnings to offset the respective losses and gains recognized on the change in fair value of the hedged item. For derivative contracts that are designated and qualify as cash flow hedges including foreign currency cash flow hedges, the effective portion of gains and losses on these contracts is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same period the hedged item or transaction affects earnings. Any hedge ineffectiveness on cash flow hedges is immediately recognized in earnings. For all derivative instruments that are not designated as part of a hedging relationship and for designated derivative instruments that do not qualify for hedge accounting, the contracts are recorded at fair value with the gain or loss recognized in current period earnings.

Allowance for Doubtful Trade Receivables and Finance Receivables

(g) Allowance for Doubtful Trade Receivables and Finance Receivables

Ricoh records allowances for doubtful receivables that are based upon historical experience and specific customer collection issues. The estimated amount of probable credit losses in its existing receivables is determined from write-off history adjusted to reflect current economic conditions and specific allowances for receivables including nonperforming leases, impaired loans or other accounts for which Ricoh has concluded it will be unable to collect all amounts due according to original terms of the lease or loan agreement. Account balances net of expected recovery from available collateral are charged-off against the allowances when collection is considered remote.

Securities

(h) Securities

Ricoh's investments in debt and marketable equity securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value with unrealized gains and losses, net of related taxes, reported in accumulated other comprehensive income (loss).

Individual securities classified as available-for-sale securities are reduced to fair market value by a charge to income for other than temporary declines in value. Factors considered in assessing whether an indication of other than temporary impairment exists with respect to available-for-sale securities include: financial condition and near term prospects of issuer and intent and ability of Ricoh to retain its investments for a period of time sufficient to allow for any anticipated recovery in market value.

The cost of the securities sold is computed based on the average cost of each security held at the time of sale.

Investments in affiliated companies over which Ricoh has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Non-marketable equity securities owned by Ricoh primarily relate to less than 20% owned companies and funds are stated at cost unless indication of impairment exist, which require the investment to be written down to its estimated fair value.

Inventories	(i) Inventories Inventories are mainly stated at the lower of average cost or net realizable values. Inventory costs include raw materials, labor and manufacturing overheads.
Property, Plant and Equipment

(j) Property, Plant and Equipment

Property, plant and equipment are stated at cost. For the Company and its domestic subsidiaries, depreciation of property, plant and equipment is computed principally by using the declining-balance method over the estimated useful lives. Most of the foreign subsidiaries have adopted the straight-line method for computing depreciation, which currently accounts for approximately 35% of the consolidated depreciation expense. The depreciation period generally ranges from 5 years to 50 years for buildings and 2 years to 12 years for machinery and equipment.

Effective rates of depreciation for the years ended March 31, 2009, 2010 and 2011 are summarized below:

	2009	2010	2011
Buildings	10.7%	12.2%	12.5%
Machinery and equipment	44.4	39.5	36.7

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Aggregate cost	¥7,349	¥7,578	$91,301
Accumulated amortization	5,260	6,004	72,337

The related future minimum lease payments and the present values of the net minimum lease payments as of March 31, 2011 are ¥2,371 million ( $28,566 thousand) and ¥2,351 million ( $28,325 thousand), respectively.

Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts, and any differences are included in earnings.

Capitalized Software Costs

(k) Capitalized Software Costs

Ricoh capitalizes certain internal and external costs incurred to acquire or create internal use software during the application development stage as well as upgrades and enhancements that result in additional functionality. The capitalized software is amortized on a straight line basis generally from 3 years to 5 years.

Goodwill and Other Intangible Assets

(l) Goodwill and Other Intangible Assets

Goodwill is not amortized and is required to be tested at least annually for impairment. Acquired intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment when an indication of impairment is identified. Other intangible assets with definite useful lives, consisting primarily of software, customer relationships and trademarks are amortized on a straight line basis over 1 year to 20 years. Any acquired intangible assets determined to have an indefinite useful life are not amortized, but instead are tested annually for impairment based on its fair value until its life would be determined to no longer be indefinite. In performing the test, Ricoh utilizes the two-step approach prescribed. The first step requires a comparison of the carrying amount of the reporting units to the fair value of these units. If the carrying amount of a reporting unit exceeds its fair value, Ricoh will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

On April 1, 2002, Ricoh selected an annual goodwill impairment measurement date of September 30. After completing its annual impairment testing as of September 30, 2008, Ricoh acquired IKON Office Solutions, Inc. ("IKON") on October 31, 2008, which resulted in Ricoh recognizing a material amount of goodwill. However, the business climate in which Ricoh operates changed significantly in an adverse manner from October 2008, and Ricoh believed that such adverse change might reduce the fair value of such reporting unit below its carrying amount. Therefore, Ricoh performed additional impairment testing as of December 31, 2008. As a result of such additional impairment testing, Ricoh decided to change its annual impairment measurement date for goodwill to December 31 in order to better align the goodwill impairment measurement date with its acquisition of IKON on October 31, 2008. This change to the date of Ricoh's annual goodwill impairment test constitutes a change in the method of applying an accounting principle. Ricoh believes that this change in accounting principle is preferable. However, the change in the impairment measurement date had no impact on Ricoh's prior period financial statements.

Ricoh completed its annual impairment assessment of goodwill and indefinite-lived intangible assets for the years ended March 31, 2009, 2010 and 2011 and determined that no impairment charge was necessary.

In addition, management is required to perform an impairment test of goodwill of a reporting unit between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Ricoh considered the potential impact caused by the Great East Japan Earthquake that occurred on March 11, 2011, such as decreased revenue projections and idle facility charges, on the fair values of its reporting units and concluded that no impairment had occurred.

Pension and Retirement Allowances Plans

(m) Pension and Retirement Allowances Plans

Ricoh recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The expected long-term rate of return on plan assets used for pension accounting is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed-income investments currently available and expected to be available during the period to maturity of the pension benefits.

Income Taxes

(n) Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Ricoh recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interests and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Research and Development Expenses and Advertising Costs	(o) Research and Development Expenses and Advertising Costs Research and development expenses and advertising costs are expensed as incurred.
Shipping and Handling Costs

(p) Shipping and Handling Costs

Shipping and handling costs, which mainly include transportation to customers, are included in selling, general and administrative expenses in the consolidated statements of income.

Impairment or Disposal of Long-Lived Assets

(q) Impairment or Disposal of Long-Lived Assets

Long-lived assets and acquired intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is assessed by comparing the carrying amount of an asset or asset group to the expected future undiscounted net cash flows of the asset or asset group. If an asset or asset group is considered to be impaired, the impairment charge to be recognized is measured as the amount by which the carrying amount of the asset or asset group exceeds fair value. Long-lived assets meeting the criteria to be considered as held for sale are reported at the lower of their carrying amount or fair value less costs to sell.

Ricoh recognized impairment losses of ¥842 million ( $10,145 thousand) in total, as a component of cost of sales and selling, general and administrative expenses for the year ended March 31, 2011, mainly consisting of ¥332 million ( $4,000 thousand) and ¥374 million ( $4,506 thousand).

Toolings, jigs and other assets of digital camera manufacturing facilities were impaired by ¥332 million ( $4,000 thousand), as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Buildings, building-associated assets and structures which were not expected to use as business assets were impaired by ¥374 million ( $4,506 thousand) with the closure of the business office in April 2011. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of Imaging & Solutions segment and Industrial Products segment.

In addition, management considered the potential effects caused by the Great East Japan Earthquake that occurred on March 11, 2011 on the ability to recover the carrying amounts of Ricoh's long-lived assets and concluded no impairment losses on long-lived assets had occurred for the year ended March 31, 2011.

Ricoh recognized impairment losses of ¥2,353 million in total for the year ended March 31, 2010.

Impairment losses of ¥518 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Ricoh made a decision to vacate one of its office facilities as a part of the redeployment of office around the Tokyo metropolitan area. As a result, Ricoh recognized impairment losses of ¥828 million, related to land, buildings, building-associated assets and structures which were not expected to use as business assets. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of imaging & solutions segment.

Plant and equipment of its meter production equipment business were impaired by ¥511 million, as a result of continued sluggish demand in the measuring equipment manufacturing industry and diminished profitability of this business. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of Industrial Products segment. Additionally, Ricoh also recognized impairment losses of ¥496 million, related to other immaterial business for the year ended March 31, 2010. These assets were comprised in Other segment.

Net Income Attributable to Ricoh Company, Ltd. per Share

(r) Net Income Attributable to Ricoh Company, Ltd. per Share

Basic net income attributable to Ricoh Company, Ltd. per share of common stock is calculated by dividing net income attributable to Ricoh Company, Ltd. by the weighted-average number of shares of common stock outstanding during the period. The calculation of diluted net income attributable to Ricoh Company, Ltd. per share of common stock is similar to the calculation of basic net income attributable to Ricoh Company, Ltd. per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds.

Non-cash Investing and Financing Transactions

(s) Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Debt assumed in connection with business acquisition	¥81,737	¥3,941	—	—
Issuance of treasury stock in exchange for subsidiary's stock	¥9,138	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	—	¥20,229	$243,723

Use of Estimates

(t) Use of Estimates

Management of Ricoh has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosures of fair value of financial instruments and contingent assets and liabilities, to prepare these financial statements in conformity with U.S. generally accepted accounting principles. Actual results could differ from those estimates.

Ricoh has identified seven areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are determination of the allowance for doubtful receivables, impairment of securities, impairment of long-lived assets including goodwill, uncertain tax positions, realizability of deferred tax assets, the valuation of assets and liabilities in business combinations and pension accounting.

(u) Recently Adopted New Accounting Standards

Recently Adopted New Accounting Standards

In December 2009, the FASB issued Accounting Standard Update ("ASU") 2009-16. This ASU eliminates the concept of a qualifying special-purpose entity, establishes conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the financial-asset derecognition criteria, revises how interests retained by the transferor in a sale of financial assets initially are measured, removes the guaranteed mortgage securitization recharacterization provisions and requires additional disclosures. It is effective for fiscal years beginning after November 15, 2009 and for subsequent interim and annual reporting periods, and was adopted by Ricoh in the first quarter beginning April 1, 2010.

In December 2009, the FASB issued ASU 2009-17. This ASU requires an enterprise to perform an analysis to identify the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. It is effective for fiscal years beginning after November 15, 2009 and for subsequent interim and annual reporting periods and earlier application is prohibited. It was adopted by Ricoh in the first quarter beginning April 1, 2010.

Regarding an effect on Ricoh's consolidated financial position or results of operations by adoption of ASU 2009-16 and ASU 2009-17, refer to Note 4.

In July 2010, the FASB issued ASU 2010-20. This ASU is intended to provide a greater level of disaggregated information about the credit quality of its financing receivables and its allowance for credit losses. In addition, it requires to disclose mainly allowance for credit losses, credit quality indicators and the aging of past due information of financing receivables by portfolio segment or class. It is effective for fiscal years ending on or after December 15, 2010, and was adopted by Ricoh in the fiscal year ended March 31, 2011. The only impact from this guidance was to require Ricoh to expand disclosures regarding financing receivables and allowance for doubtful receivables. Refer to Note 19.

Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Effective Rate of Depreciation

	2009	2010	2011
Buildings	10.7%	12.2%	12.5%
Machinery and equipment	44.4	39.5	36.7

Schedule of Aggregate Cost and Related Accumulated Depreciation for Certain Finite Lived Assets

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Aggregate cost	¥7,349	¥7,578	$91,301
Accumulated amortization	5,260	6,004	72,337

Schedule of Non-cash Investing and Financing Transactions

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Debt assumed in connection with business acquisition	¥81,737	¥3,941	—	—
Issuance of treasury stock in exchange for subsidiary's stock	¥9,138	—	—	—
Debt assumed in connection with adoption of new accounting standard for VIE	—	—	¥20,229	$243,723

Acquisition (Tables) (IKON [Member])	12 Months Ended
Mar. 31, 2011
IKON [Member]
Schedule of Business Acquisition Purchase Price Allocation

Millions of Yen
Receivables and other assets	¥139,252
Property and equipment	18,798
Identifiable intangible assets	55,566
Goodwill	145,753
Trade payables	(23,616)
Indebtedness	(81,737)
Other liabilities	(83,706)

Total cash consideration	¥170,310

Business Acquisition, Pro Forma Information

Millions of yen
2009
Net sales	¥2,301,087
Net income attributable to Ricoh Company, Ltd.	3,326

Yen
2009
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥4.59
Diluted	4.44

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Lease Receivables

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Future minimum lease payments to be received	¥617,883	¥624,316	$7,521,880
Estimated non-guaranteed residual values	10,967	8,750	105,421
Unearned income	(43,609)	(40,720)	(490,602)
Allowance for doubtful receivables	(10,706)	(10,527)	(126,831)

Lease receivables, net	574,535	581,819	7,009,868
Less - Current portion of lease receivable, net	(191,884)	(202,934)	(2,444,988)

Amounts due after one year, net	¥382,651	¥378,885	$4,564,880

Schedule of Minimum Lease Payments on Operating Leases

Years ending March 31	Millions of Yen
2012	¥226,264
2013	172,406
2014	120,452
2015f	72,084
2016	27,593
2017 and thereafter	5,517

Total	¥624,316

Schedule of Finance Receivables

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
New loans	¥15,324	¥15,392	¥15,465	$186,325
Repayment of outstanding loans	9,670	8,586	9,777	117,795

Schedule of Key Economic Assumptions Used in Measuring the Fair Value of Retained Interests Related to the Securitization Transactions

2010
Expected credit losses	1.84% – 1.86%
Discount rate	2.00% – 3.00%
Annual prepayment rate	3.39% – 9.94%
Weighted average residual period (in years)	4.99

Schedule of Cash Flows Between Securitization or Asset-backed Financing Arrangement Special Purpose Entity (SPE) and Transferor

	Millions of Yen
	2009	2010
Servicing fees received	¥13	¥11
Repurchases of delinquent or ineligible assets	2,037	1,606
Transferred lease receivables, net of retained interest	9,143	8,811
Repurchases of terminated securitization of assets	10,000	—
Payments by terminating revolving securitization of assets	3,608	1,141

Schedule of Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement

	Millions of Yen
	2010
	Total principal amount of receivables	Principal amount of receivables 4 months or more past due	Net credit losses
Principal amount outstanding	¥610,870	¥5,419	¥4,991
Less - Receivables securitized	(25,629)

Receivables held in portfolio	¥585,241

Ricoh's Consolidated Financial Position [Member]
Summary of Effect of Consolidation Financial Position

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Current maturities of long-term finance receivables, net	¥8,460	$101,928
Long-term finance receivables, net	15,849	190,952
Current maturities of long-term indebtedness-	7,044	84,868
Secured loans caused by lease transactions	3,107	37,434
Long-term indebtedness-	13,197	159,000
Secured loans caused by lease transactions	5,820	70,120

Ricoh's Foreign Subsidiaries Transferred Lease Receivables [Member]
Summary of Effect of Consolidation Financial Position

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Current maturities of long-term finance receivables, net	¥—	¥—	¥1,686	$20,313
Long-term finance receivables, net	—	—	6,827	82,253
Current maturities of long-term indebtedness	—	—	1,686	20,313
Long-term indebtedness	—	—	6,827	82,253

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Current and Noncurrent Securities

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Non-current:
Available-for-sale securities	¥46,624	¥46,938	$565,518
Non-marketable equity securities	2,425	1,971	23,747

	¥49,049	¥48,909	$589,265

Schedule of Available for Sale Securities

	Millions of Yen								Thousands of U.S. Dollars
	2010				2011				2011
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Non-current:
Equity securities	¥40,552	¥5,300	¥1,093	¥44,759	¥40,765	¥4,655	¥327	¥45,093	$491,145	$56,084	$3,940	$543,289
Corporate debt securities	1,778	87	—	1,865	1,802	43	—	1,845	21,711	518	—	22,229

	¥42,330	¥5,387	¥1,093	¥46,624	¥42,567	¥4,698	¥327	¥46,938	$512,856	$56,602	$3,940	$565,518

Schedule of Noncurrent Available For Sale Securities by Length Securities Have Been In Unrealized Loss Position

Millions of Yen
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	¥1,341	¥261	¥238	¥66	¥1,579	¥327

	Thousands of U.S. Dollars
	March 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Non-current
Available-for-sale:
Equity securities	$16,157	$3,145	$2,867	$795	$19,024	$3,940

	Millions of Yen
	March 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥26,871	¥836	¥985	¥257	¥27,856	¥1,093

Schedule of Contractual Maturities of Debt Securities

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair value	Cost	Fair value
Due after one year through five years	¥517	¥519	$6,229	$6,253
Over five years	1,285	1,326	15,482	15,976

	¥1,802	¥1,845	$21,711	$22,229

Investments in and Advances to Affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Operations of Related Party

Millions of Yen
Operations	2009
Sales	¥4,617
Costs and expenses	4,785

Net loss attributable to controlling interests	¥(168)

Schedule of Related Party Significant Operating Transactions

Millions of Yen
2009
Transactions:
Sales	¥6,677
Purchases	1,773
Dividend income	188

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Intangible Assets Subject to Amortization and for Intangible Assets Not Subject to Amortization

	Millions of Yen
	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥141,046	¥(83,622)	¥57,424	¥147,204	¥(88,502)	¥58,702
Trademarks and customer relationships	106,776	(38,644)	68,132	86,074	(33,225)	52,849
Other	33,250	(11,740)	21,510	36,011	(17,731)	18,280

Total	281,072	(134,006)	147,066	269,289	(139,458)	129,831

Other intangible assets not subject to amortization			820			817

Total other intangible assets			¥147,886			¥130,648

	Thousands of U.S. Dollars
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,773,542	$(1,066,289)	$707,253
Trademarks and customer relationships	1,037,036	(400,301)	636,735
Other	433,868	(213,627)	220,241

Total	3,244,446	(1,680,217)	1,564,229

Other intangible assets not subject to amortization			9,843

Total other intangible assets			$1,574,072

Schedule of Future Amortization Expense

Years ending March 31	Millions of Yen
2012	¥27,692
2013	21,729
2014	17,358
2015	14,789
2016	11,835

Schedule of Changes in Carrying Amount of Goodwill

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Balance at beginning of year	¥250,330	¥246,637	$2,971,530
Goodwill acquired during the year	6,579	546	6,578
Foreign exchange impact and other	(10,272)	(26,120)	(314,698)

Balance at end of year	¥246,637	¥221,063	$2,663,410

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Income Loss Before Income Taxes and Equity in Earnings of Affiliates and Provision for Income Taxes

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥31,861	¥58,564	¥(11,860)	$(142,892)
Foreign	(922)	(1,040)	57,260	689,880

	¥30,939	¥57,524	¥45,400	$546,988

Provision for income taxes:
Current:
Domestic	¥20,077	¥26,897	¥(2,821)	$(33,988)
Foreign	7,244	598	24,486	295,012

	27,321	27,495	21,665	261,024

Deferred:
Domestic	(4,473)	(3,505)	639	7,699
Foreign	(690)	3,688	317	3,819

	(5,163)	183	956	11,518

Consolidated provision for income taxes	¥22,158	¥27,678	¥22,621	$272,542

Schedule of Total Income Taxes Allocation

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Provision for income taxes relating to continuing operations	¥22,158	¥27,678	¥22,621	$272,542
Equity:
Foreign currency translation adjustments	(19)	(2)	(20)	(241)
Net unrealized gains and losses on securities	366	361	65	783
Net unrealized gains and losses on derivatives	(4)	(547)	(8)	(96)
Pension liability adjustments	(22,879)	4,761	(107)	(1,289)

	¥(378)	¥32,251	¥22,551	$271,699

Schedule of Reconciliation to Effective Tax Rate

	2009	2010	2011
Normal statutory tax rate	41%	41%	41%
Nondeductible expenses and tax-exempt income	1	2	4
Recognition of valuation allowance	45	16	25
Reversal of valuation allowance	(8)	(5)	(3)
Tax credit for increased research and development expense	(3)	(8)	(2)
Unrecognized tax benefits	13	(1)	0
Taxes on undistributed earnings of overseas subsidiaries	(8)	3	0
Prior period tax accrual adjustment	(5)	(2)	0
Difference in statutory tax rates of foreign subsidiaries	(7)	(3)	(13)
Other, net	3	5	(2)

Effective tax rate	72%	48%	50%

Schedule of Tax Effects of Temporary Differences and Carryforwards

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred tax assets:
Accrued expenses	¥24,380	¥22,176	$267,181
Property, plant and equipment	5,657	4,560	54,940
Accrued pension and severance costs	55,051	56,130	676,265
Net operating loss carryforwards	26,110	35,718	430,337
Other	23,456	21,856	263,325

Total gross deferred tax assets	134,654	140,440	1,692,048
Less - Valuation allowance	(28,982)	(36,249)	(436,735)

Total deferred tax assets	105,672	104,191	1,255,313

Deferred tax liabilities:
Sales-type leases	(3,758)	(2,482)	(29,904)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,086)	(12,011)	(144,711)
Net unrealized gains and losses on securities	(1,957)	(1,993)	(24,012)
Basis difference of acquired intangible assets	(23,470)	(19,889)	(239,626)
Other	(2,992)	(6,422)	(77,373)

Total deferred tax liabilities	(44,083)	(42,797)	(515,626)

Net deferred tax assets	¥61,589	¥61,394	$739,687

Schedule of Net Deferred Tax Assets

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred income taxes and other (Current assets)	¥41,684	¥47,973	$577,988
Lease deposits and other (Investments and other assets)	40,233	35,653	429,554
Accrued expenses and other (Current liabilities)	(1,098)	(3,182)	(38,337)
Deferred income taxes and other (Long-term liabilities)	(19,230)	(19,050)	(229,518)

	¥61,589	¥61,394	$739,687

Reconciliation of Unrecognized Tax Benefits

	Millions of Yen			Thousands of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥5,623	¥11,816	¥12,050	$145,180
Additions due to acquisition	1,917	—	—	—
Additions for tax positions of current year	4,350	473	12	145
Additions for tax positions of prior years	1,538	1,573	148	1,783
Reductions for tax positions of prior years	(546)	(519)	(313)	(3,771)
Settlements	(721)	(628)	(243)	(2,928)
Effect of exchange rate changes	(345)	(665)	(1,201)	(14,469)

Ending balance	¥11,816	¥12,050	¥10,453	$125,940

Short-Term Borrowings (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Short Term Borrowings

	Weighted average interest rate		Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2010	2011	2011
Borrowings, principally from banks	0.7%	0.8%	¥23,441	¥24,960	$300,723
Commercial paper	0.2	0.3	52,260	14,967	180,325

			¥75,701	¥39,927	$481,048

Long-Term Indebtedness (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Summary of Long-Term Indebtedness

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Bonds:
1.10%, straight bonds, payable in yen, due March 2012	¥20,000	¥20,000	$240,964
1.39%, straight bonds, payable in yen, due March 2014	50,000	50,000	602,409
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000	180,723
0.57%, straight bonds, payable in yen, due June 2015	—	40,000	481,927
0.88%, straight bonds, payable in yen, due June 2017	—	20,000	240,964
1.30%, straight bonds, payable in yen, due December 2010 issued by a consolidated subsidiary	9,999	—	—
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	23,863	2,677	32,253
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	8,593	1,941	23,386
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000	421,687
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000	240,964
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	—	20,000	240,964
Euro Yen Zero Coupon Convertible Bonds, due December 2011	55,092	2,221	26,759

Total bonds	237,547	226,839	2,733,000

Unsecured loans-
Banks and insurance companies, 1.11% weighted average, due through 2017	360,940	331,941	3,999,289

Secured loans-
Banks, insurance companies and other financial institution, 0.01% weighted average, due through 2014	7,252	633	7,627

Long-term indebtedness caused by lease transactions (see Note 4)	—	28,754	346,434

Capital lease obligations (see Note 2(j))	2,965	2,351	28,325

Total	608,704	590,518	7,114,675
Fair value adjustment (see Note 15)	40	—	—
Less - Current maturities included in current liabilities	(94,026)	(111,096)	(1,338,506)

	¥514,718	¥479,422	$5,776,169

Summary of Aggregate Annual Maturities of Long-Term Indebtedness

Years ending March 31	Millions of Yen
2012	¥111,096
2013	67,979
2014	177,970
2015	100,306
2016	80,142
2017 and thereafter	53,025

Total	¥590,518

Pension and Retirement Allowance Plans (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Changes in the Benefit Obligations and Plan Assets of the Pension Plans

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥279,477	¥274,880	$3,311,807
Service cost	11,255	10,819	130,349
Interest cost	5,249	5,705	68,735
Actuarial (gain) loss	(5,760)	1,549	18,663
Benefits paid	(15,341)	(17,263)	(207,988)

Benefit obligations at end of year	274,880	275,690	3,321,566

Change in plan assets:
Fair value of plan assets at beginning of year	146,990	162,307	1,955,506
Actual return on plan assets	14,761	(1,922)	(23,157)
Employer contribution	8,866	8,877	106,952
Partial withdrawal of plan assets	(350)	(240)	(2,892)
Benefits paid	(7,960)	(9,191)	(110,734)

Fair value of plan assets at end of year	162,307	159,831	1,925,675

Funded status	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥143,344	¥171,230	$2,063,012
Service cost	2,461	1,821	21,940
Interest cost	9,491	9,014	108,602
Plan participants' contributions	590	516	6,217
Actuarial loss	29,423	5,571	67,120
Prior service cost (credit)	(1,376)	702	8,458
Settlement	(1,821)	(984)	(11,855)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,700)	(14,486)	(174,530)
Benefit obligations assumed in connection with business acquisition	1,550	—	—

Benefit obligations at end of year	¥171,230	¥167,092	$2,013,157

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,559	¥143,259	$1,726,012
Actual return on plan assets	26,895	8,671	104,470
Employer contribution	5,697	5,565	67,048
Plan participants' contributions	590	516	6,217
Settlement	(617)	(84)	(1,012)
Benefits paid	(6,732)	(6,292)	(75,807)
Foreign exchange impact	(5,133)	(9,593)	(115,579)

Fair value of plan assets at end of year	¥143,259	¥142,042	$1,711,349

Funded status	¥(27,971)	¥(25,050)	$(301,808)

Net Amounts Recognized in the Consolidated Balance Sheet

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Lease deposits and other	¥4,006	¥3,693	$44,494
Accrued expenses and other	(6,617)	(6,812)	(82,072)
Accrued pension and severance costs	(109,962)	(112,740)	(1,358,313)

Net amount recognized	¥(112,573)	¥(115,859)	$(1,395,891)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Lease deposits and other	¥1,756	¥3,465	$41,747
Accrued expenses and other	(222)	(280)	(3,374)
Accrued pension and severance costs	(29,505)	(28,235)	(340,181)

Net amount recognized	¥(27,971)	¥(25,050)	$(301,808)

Net Amounts Recognized in Accumulated Other Comprehensive Loss

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Net actuarial loss	¥93,161	¥91,275	$1,099,699
Prior service credit	(37,443)	(33,634)	(405,229)

Net amount recognized	¥55,718	¥57,641	$694,470

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Net actuarial loss	¥21,185	¥20,902	$251,831
Prior service credit	(1,698)	(1,220)	(14,698)

Net amount recognized	¥19,487	¥19,682	$237,133

Accumulated Benefit Obligations

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Accumulated benefit obligations	¥166,918	¥162,869	$1,962,277

Weighted-average Assumptions Used to Determine Benefit Obligations

	Domestic plans		Foreign plans
	2010	2011	2010	2011
Discount rate	2.1%	2.0%	6.2%	5.6%
Rate of compensation increase	6.5%	3.3%	3.5%	2.0%

Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost

	Domestic plans			Foreign plans
	2009	2010	2011	2009	2010	2011
Discount rate	2.2%	1.9%	2.1%	5.7%	6.9%	6.2%
Rate of compensation increase	6.5%	6.5%	6.5%	3.8%	3.9%	3.5%
Expected long-term return on plan assets	1.4%	0.4%	0.3%	6.0%	6.5%	5.7%

Net Periodic Benefit Costs of the Pension Plans

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2009	2010	2011	2011
Service cost	¥10,796	¥11,255	¥10,819	$130,349
Interest cost	5,704	5,249	5,705	68,735
Expected return on plan assets	(2,565)	(525)	(531)	(6,398)
Net amortization	1,026	3,447	1,860	22,410
Settlement benefit	(124)	—	—	—

Total net periodic pension cost	¥14,837	¥19,426	¥17,853	$215,096

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2009	2010	2011	2011
Service cost	¥3,904	¥2,461	¥1,821	$21,940
Interest cost	7,723	9,491	9,014	108,603
Expected return on plan assets	(7,593)	(7,972)	(8,236)	(99,229)
Net amortization	(11)	450	935	11,265
Settlement benefit	37	(230)	(182)	(2,193)

Total net periodic pension cost	¥4,060	¥4,200	¥3,352	$40,386

Projected Benefit Obligations and the Fair Value of Plan Assets

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥274,880	¥275,690	$3,321,566
Fair value of plan assets	162,307	159,831	1,925,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥274,259	¥270,800	$3,262,651
Fair value of plan assets	162,307	159,831	1,925,675

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2010	2011	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥168,533	¥161,384	$1,944,386
Fair value of plan assets	140,167	136,683	1,646,783
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,789	¥157,661	$1,899,530
Fair value of plan assets	137,619	136,378	1,643,108

Fair Values of Plan Assets

	Millions of Yen
	March 31, 2010
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥28,538	¥—	¥—	¥28,538
Pooled funds(e)	—	44,271	—	44,271
Debt securities:
Domestic bonds	5,588	—	—	5,588
Pooled funds(f)	—	30,028	—	30,028
Life insurance company general accounts	—	40,664	—	40,664
Other assets	35	13,183	—	13,218

Total assets	¥34,161	¥128,146	¥—	¥162,307

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Thousands of Dollars
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$311,964	$—	$—	$311,964
Pooled funds(a)	—	424,277	—	424,277
Debt securities:
Domestic bonds	62,651	—	—	62,651
Foreign bonds	6,132	—	—	6,132
Pooled funds(b)	—	373,145	—	373,145
Life insurance company general accounts	—	501,602	—	501,602
Other assets	470	245,434	—	245,904

Total assets	$381,217	$1,544,458	$—	$1,925,675

	Millions of Yen
	March 31, 2010
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥165	¥—	¥—	¥165
Foreign companies	15,230	—	—	15,230
Pooled funds(g)	7,099	15,808	2,497	25,404
Debt securities:
Domestic bonds	1,007	—	—	1,007
Foreign bonds	27,837	—	—	27,837
Pooled funds(h)	32,927	12,311	6,554	51,792
Life insurance company general accounts	—	19,812	—	19,812
Other assets	1,088	675	249	2,012

Total assets	¥85,353	¥48,606	¥9,300	¥143,259

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(c)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(d)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Thousands of Dollars
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$1,904	$—	$—	$1,904
Foreign companies	204,723	—	—	204,723
Pooled funds(c)	85,916	166,144	29,458	281,518
Debt securities:
Domestic companies	13,060	—	—	13,060
Foreign companies	386,108	—	—	386,108
Pooled funds(d)	288,217	174,144	76,458	538,819
Life insurance company general accounts	—	223,169	—	223,169
Other assets	26,771	9,072	26,205	62,048

Total assets	$1,006,699	$572,529	$132,121	$1,711,349

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(d)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(e)	These funds invest in listed equity securities consisting of approximately 60% domestic companies and 40% foreign companies for domestic plans.
(f)	These funds invest in listed debt securities consisting of approximately 60% domestic bonds and 40% foreign bonds for domestic plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Fair Value of Level 3 Assets for Foreign Plans of Commingled Funds

	Millions of yen
	2010
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥1,535	¥3,936	¥1,911	¥7,382
Actual return on plan assets:
Relating to assets still held at the reporting date	667	1,597	—	2,264
Relating to assets sold during the period	—	—	—	—
Purchases, sales, and settlements, net	374	1,225	(1,558)	41
Foreign exchange impact	(79)	(204)	(104)	(387)

Balance at end of period	¥2,497	¥6,554	¥249	¥9,300

	Millions of yen
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales, and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Thousands of Dollars
	2011
Foreign plans	Equity securities: Pooled funds	Debt securities: Pooled funds	Other assets	Total
Balance at beginning of period	$30,084	$78,964	$3,000	$112,048
Actual return on plan assets:
Relating to assets still held at the reporting date	2,651	7,253	—	9,904
Relating to assets sold during the period	—	301	—	301
Purchases, sales, and settlements, net	—	(1,482)	24,253	22,771
Foreign exchange impact	(3,277)	(8,578)	(1,048)	(12,903)

Balance at end of period	$29,458	$76,458	$26,205	$132,121

Benefit Payments, Which Reflect Expected Future Services

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2012	¥15,003	¥7,156
2013	15,704	7,258
2014	13,786	7,759
2015	16,072	8,040
2016	15,435	8,414
2017 – 2021	87,010	48,931

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Millions of Yen
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2009:
Foreign currency translation adjustments	¥(61,189)	¥19	¥(61,170)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(25,601)	10,440	(15,161)
Less - Reclassification adjustment for gains and losses realized in net income	26,499	(10,806)	15,693
Net unrealized gains and losses	898	(366)	532
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(655)	250	(405)
Less - Reclassification adjustment for gains and losses realized in net income	686	(246)	440
Net unrealized gains and losses	31	4	35
Pension liability adjustments:
Unrealized gains and losses arising during the year	(57,401)	23,293	(34,108)
Less - Reclassification adjustment for gains and losses realized in net income	1,015	(414)	601
Net unrealized gains and losses	(56,386)	22,879	(33,507)

Other comprehensive income (loss)	¥(116,646)	¥22,536	¥(94,110)

2010:
Foreign currency translation adjustments	¥(13,638)	¥2	¥(13,636)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	1,132	(462)	670
Less - Reclassification adjustment for gains and losses realized in net income	(247)	101	(146)
Net unrealized gains and losses	885	(361)	524
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(1,490)	612	(878)
Less - Reclassification adjustment for gains and losses realized in net income	159	(65)	94
Net unrealized gains and losses	(1,331)	547	(784)
Pension liability adjustments:
Unrealized gains and losses arising during the year	7,830	(3,176)	4,654
Less - Reclassification adjustment for gains and losses realized in net income	3,897	(1,585)	2,312
Net unrealized gains and losses	11,727	(4,761)	6,966

Other comprehensive loss	¥(2,357)	¥(4,573)	¥(6,930)

2011:
Foreign currency translation adjustments	¥(38,575)	¥20	¥(38,555)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(1,658)	676	(982)
Less - Reclassification adjustment for gains and losses realized in net income	1,817	(741)	1,076
Net unrealized gains and losses	159	(65)	94
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(233)	95	(138)
Less - Reclassification adjustment for gains and losses realized in net income	214	(87)	127
Net unrealized gains and losses	(19)	8	(11)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(3,081)	1,195	(1,886)
Less - Reclassification adjustment for gains and losses realized in net income	2,795	(1,088)	1,707
Net unrealized gains and losses	(286)	107	(179)

Other comprehensive income (loss)	¥(38,721)	¥70	¥(38,651)

	Thousands of U.S. Dollars
	Before-tax amount	Tax benefit (expense)	Net-of-tax amount
2011
Foreign currency translation adjustments	$(464,759)	$241	$(464,518)
Unrealized gains and losses on securities:
Unrealized gains and losses arising during the year	(19,976)	8,145	(11,831)
Less - Reclassification adjustment for gains and losses realized in net income	21,892	(8,928)	12,964
Net unrealized gains and losses	1,916	(783)	1,133
Unrealized gains and losses on derivatives:
Unrealized gains and losses arising during the year	(2,807)	1,144	(1,663)
Less - Reclassification adjustment for gains and losses realized in net income	2,578	(1,048)	1,530
Net unrealized gains and losses	(229)	96	(133)
Pension liability adjustments:
Unrealized gains and losses arising during the year	(37,120)	14,398	(22,722)
Less - Reclassification adjustment for gains and losses realized in net income	33,674	(13,109)	20,565
Net unrealized gains and losses	(3,446)	1,289	(2,157)

Other comprehensive income (loss)	$(466,518)	$843	$(465,675)

Changes in Accumulated Other Comprehensive Income (Loss)

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Foreign currency translation adjustments:
Beginning balance	¥(11,125)	¥(72,295)	¥(85,931)	$(1,035,313)
Change during the year	(61,170)	(13,636)	(38,555)	(464,518)

Ending balance	¥(72,295)	¥(85,931)	¥(124,486)	$(1,499,831)

Unrealized gains and losses on securities:
Beginning balance	¥1,316	¥1,848	¥2,372	$28,578
Change during the year	532	524	94	1,133

Ending balance	¥1,848	¥2,372	¥2,466	$29,711

Unrealized gains and losses on derivatives:
Beginning balance	¥(408)	¥(373)	¥(1,157)	$(13,940)
Change during the year	35	(784)	(11)	(133)

Ending balance	¥(373)	¥(1,157)	¥(1,168)	$(14,073)

Pension liability adjustments:
Beginning balance	¥(20,788)	¥(54,301)	¥(47,335)	$(570,301)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(20,794)	(54,301)	(47,335)	(570,301)
Change during the year	(33,507)	6,966	(179)	(2,157)

Ending balance	¥(54,301)	¥(47,335)	¥(47,514)	$(572,458)

Total accumulated other comprehensive income (loss):
Beginning balance	¥(31,005)	¥(125,121)	¥(132,051)	$(1,590,976)
Adjustment of measurement date change	(6)	—	—	—

Adjusted beginning balance	(31,011)	(125,121)	(132,051)	(1,590,976)
Change during the year	(94,110)	(6,930)	(38,651)	(465,675)

Ending balance	¥(125,121)	¥(132,051)	¥(170,702)	$(2,056,651)

Per Share Data (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Reconciliation of Numerator and Denominator of Basic and Diluted Per Share for Net Income Attributable

	Thousands of shares
	2009	2010	2011
Weighted average number of shares of common stock outstanding	723,925	725,613	725,555
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	19,741	13,739

Diluted shares of common stock outstanding	743,666	745,354	739,294

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd.	¥6,530	¥27,873	¥19,650	$236,747

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(25)	(38)	(458)

Diluted net income attributable to Ricoh Company, Ltd.	¥6,505	¥27,848	¥19,612	$236,289

	Yen			U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥9.02	¥38.41	¥27.08	$0.33
Diluted	8.75	37.36	26.53	0.32

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Contract Amounts of Derivative Instruments

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Interest rate swap agreements	¥297,501	¥284,444	$3,427,036
Foreign currency contracts	138,283	211,249	2,545,169
Foreign currency options	29,143	3,555	42,831

Location and Fair Value Amounts of Derivatives Designated as Hedging Instruments in Consolidated Balance Sheet
		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet		Millions of Yen	U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap	Deferred income				Lease deposits
agreements	taxes and other	¥40	¥4	$48	and other	¥12	¥—	$—
Liability
Derivatives
Interest rate
swap	Accrued expenses				Deferred income
agreements	and other	¥10	¥73	$880	taxes and other	¥2,564	¥2,766	$33,325

Location and Fair Value Amounts of Derivatives not Designated as Hedging Instruments in Consolidated Balance Sheet
Derivatives not
designated as
hedging
instruments

		Current				Long-term
		Fair value				Fair value
				Thousands of				Thousands of
	Balance sheet	Millions of Yen		U.S. Dollars	Balance sheet	Millions of Yen		U.S. Dollars
	Location	2010	2011	2011	Location	2010	2011	2011
Asset derivatives
Interest rate
swap
agreements		¥—	¥—	$—
Foreign
currency	Deferred income
	taxes and other
contracts		356	1,497	18,036
Foreign
currency
options		128	20	241
Total		¥484	¥1,517	$18,277
Liability
derivatives
Interest rate
swap
agreements		¥46	¥72	$867		¥117	¥24	$289
Foreign
currency	Accrued expenses				Deferred income
	and other				taxes and other
contracts		4,076	3,087	37,193		347	477	5,747
Foreign
currency
options		426	64	771		—	—	—
Total		¥4,548	¥3,223	$38,831		¥464	¥501	$6,036

Total Fair Value Amounts of Derivatives

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2010	2011	2011
Total asset derivatives	¥536	¥1,521	$18,325
Total liability derivatives	¥7,586	¥6,563	$79,072

Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income

Derivatives designated as hedging instruments for the fourth quarter of the year ended March 31, 2009

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(165)	Interest expense	¥(13)	—	¥—

		Millions of Yen
		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest income	¥44	Interest expense	¥(92)

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

		Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
		Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements		Interest and dividend income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain or (loss) recognized in OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Thousands of U.S. Dollars
	Gain or (loss) recognized in accumulated OCI on derivative (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(1,663)	Interest expense	$(1,530)	—	$—

	Millions of Yen
	Gain or (loss) recognized in income on derivative instruments		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

	Thousands of U.S. Dollars
	Gain or (loss) recognized in income on derivative		Gain or (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	$819	Interest expense	$(1,084)

Location and Amount of Gains and Losses Related to Derivatives not Designated as Hedging Instruments Reported in Consolidated Statements of Income

	Gain or (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2009	2010	2011	2011
Interest rate swap agreements	Other, net	¥291	¥(74)	¥67	$807
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(3,072)	(472)	2,000	24,097
Foreign currency options	Foreign currency exchange (gain) loss, net	(570)	1,145	254	3,060

Total		¥(3,351)	¥599	¥2,321	$27,964

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Minimum Rental Payments Required Under Operating Lease

Years ending March 31	Millions of Yen
2012	¥21,363
2013	18,163
2014	14,504
2015	9,725
2016	5,537
2017 and thereafter	7,515

Total	¥76,807

Disclosures About the Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Estimated Fair Value of Financial Instruments

	Millions of Yen				Thousands of U.S. Dollars
	2010		2011		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥49,049	¥49,049	¥48,909	¥48,909	$589,265	$589,265
Installment loans	67,505	68,739	72,634	73,769	875,108	888,783
Long-term indebtedness	(514,718)	(501,311)	(479,422)	(475,116)	(5,776,169)	(5,724,289)
Interest rate swap agreements, net	(2,685)	(2,685)	(2,931)	(2,931)	(35,313)	(35,313)
Foreign currency contracts, net	(4,067)	(4,067)	(2,067)	(2,067)	(24,904)	(24,904)
Foreign currency options, net	(298)	(298)	(44)	(44)	(530)	(530)

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Millions of Yen
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥36,946	¥—	¥—	¥36,946
Foreign equity securities	7,813	—	—	7,813
Foreign corporate bonds	1,865	—	—	1,865
Derivative instruments:
Interest rate swap agreements	—	52	—	52
Foreign currency contracts	—	356	—	356
Foreign currency options	—	128	—	128
Other investments	—	—	5,816	5,816

Total assets	¥46,624	¥536	¥5,816	¥52,976

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,737	—	2,737
Foreign currency contracts	—	4,423	—	4,423
Foreign currency options	—	426	—	426

Total liabilities	¥—	¥7,586	¥—	¥7,586

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,497	—	1,497
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,521	¥—	¥48,459

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,564	—	3,564
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,563	¥—	¥6,563

	Thousands of Dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$460,759	$—	$—	$460,759
Foreign equity securities	82,530	—	—	82,530
Foreign corporate bonds	22,229	—	—	22,229
Derivative instruments:
Interest rate swap agreements	—	48	—	48
Foreign currency contracts	—	18,036	—	18,036
Foreign currency options	—	241	—	241

Total assets	$565,518	$18,325	$—	$583,843

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	35,361	—	35,361
Foreign currency contracts	—	42,940	—	42,940
Foreign currency options	—	771	—	771

Total liabilities	$—	$79,072	$—	$79,072

Reconciliation of Activity for Retained Interest on a Net Basis

Millions of yen
2010
Balance at beginning of period	¥4,293
Total gains or losses (realized and unrealized)
Included in net income attributable to Ricoh Company, Ltd.	—
Included in other comprehensive income (loss)	—
Sales, collections and repurchases, net	1,523

Balance at end of period	¥5,816

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Financing Receivables and Allowance for Doubtful Receivables

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total : Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,266	73,301	46,093	639,660

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	$54,867	$8,555	$15,048	$78,470
Collectively evaluated	71,964	12,795	14,892	99,651

Total : Allowance for doubtful receivables	$126,831	$21,350	$29,940	$178,121

Financing receivables:
Individually evaluated	868,434	13,313	49,542	931,289
Collectively evaluated	6,268,265	883,145	555,337	7,706,747

Total : Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036

Age Analysis

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,913	¥74,373	¥48,544	¥707,830
Overdue	7,433	33	1,661	9,127

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,047,145	$896,060	$584,867	$8,528,072
Overdue	89,554	398	20,012	109,964

Total: Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036

Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Operating Segment Information

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Segment sales:
Imaging & Solutions	¥1,833,098	¥1,790,243	¥1,713,307	$20,642,253
Industrial Products	119,671	106,128	112,243	1,352,325
Other	143,048	124,402	121,876	1,468,386
Intersegment transaction (a)	(4,121)	(4,436)	(5,413)	(65,217)

Total segment sales	¥2,091,696	¥2,016,337	¥1,942,013	$23,397,747

Segment profit (loss):
Imaging & Solutions	¥145,366	¥140,423	¥134,411	$1,619,410
Industrial Products	(4,926)	(1,355)	1,006	12,120
Other	358	(3,447)	(4,911)	(59,169)

Total segment profit	¥140,798	¥135,621	¥130,506	$1,572,361

Reconciling items:
Corporate expenses and elimination	(66,262)	(69,624)	(70,310)	(847,108)
Interest and dividend income	5,227	3,472	2,986	35,976
Interest expense	(5,863)	(8,144)	(8,498)	(102,385)
Foreign currency exchange loss, net	(15,575)	(4,756)	(6,950)	(83,735)
Losses on impairment of securities	(26,837)	(169)	(1,844)	(22,217)
Other, net	(549)	1,124	(490)	(5,904)

Income before income taxes and equity in earnings of affiliates	¥30,939	¥57,524	¥45,400	$546,988

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Total assets:
Imaging & Solutions	¥1,870,110	¥1,827,063	¥1,776,906	$21,408,506
Industrial Products	83,411	78,464	73,894	890,289
Other	97,092	89,342	80,527	970,205
Elimination	(612)	(1,250)	(1,664)	(20,048)
Corporate assets	463,494	390,324	332,733	4,008,831

Consolidated	¥2,513,495	¥2,383,943	¥2,262,396	$27,257,783

Capital expenditures:
Imaging & Solutions	¥87,658	¥60,482	¥59,383	$715,458
Industrial Products	4,581	3,325	3,235	38,976
Other	2,776	1,553	2,487	29,964
Corporate assets	1,943	1,619	1,871	22,542

Consolidated	¥96,958	¥66,979	¥66,976	$806,940

Depreciation of property, plant and equipment:
Imaging & Solutions	¥64,356	¥62,432	¥59,269	$714,084
Industrial Products	6,131	4,385	4,190	50,482
Other	2,442	1,922	2,044	24,626
Corporate assets	1,957	1,590	1,736	20,916

Consolidated	¥74,886	¥70,329	¥67,239	$810,108

Amortization of intangible assets:
Imaging & Solutions	¥21,662	¥21,954	¥19,035	$229,338
Industrial Products	718	683	625	7,530
Other	772	1,224	1,226	14,771
Corporate assets	3,779	4,751	5,275	63,554

Consolidated	¥26,931	¥28,612	¥26,161	$315,193

(a)	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.
(b)	Corporate assets consist primarily of cash and cash equivalents and securities maintained for general corporate purposes.

Sales, Property, Plant and Equipment by Geographic Area

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Sales:
Japan	¥938,331	¥876,578	¥875,859	$10,552,518
The Americas	502,862	557,687	521,970	6,288,795
Europe	523,407	458,584	413,936	4,987,181
Other	127,096	123,488	130,248	1,569,253

Consolidated	¥2,091,696	¥2,016,337	¥1,942,013	$23,397,747

Property, plant and equipment:
Japan	¥204,761	¥199,944	¥201,853	$2,431,964
The Americas	27,115	24,497	24,856	299,470
Europe	16,830	16,629	19,393	233,651
Other	20,630	21,951	18,638	224,554

Consolidated	¥269,336	¥263,021	¥264,740	$3,189,639

Intangible assets:
Japan	¥61,117	¥54,383	¥52,722	$635,205
The Americas	82,829	68,865	53,446	643,928
Europe	20,676	24,175	24,097	290,325
Other	504	463	383	4,614

Consolidated	¥165,126	¥147,886	¥130,648	$1,574,072

(a)	Long-lived assets consist of property, plant and equipment and intangible assets.

Supplementary Information to the Statement of Income (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Selling General and Administrative Expenses

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Research and development costs	¥124,406	¥109,826	¥110,822	$1,335,205
Advertising costs	13,453	9,119	10,922	131,590
Shipping and handling costs	19,914	17,220	19,947	240,325

Effect of the Great East Japan Earthquake (Tables)	12 Months Ended
Mar. 31, 2011
Effect of the Great East Japan Earthquake
Effect of Cost and Expense

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	¥—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

	Thousands of U.S. Dollars
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for account receivables and finance receivables	$—	$41,374	$41,374
Losses due to write-downs of damaged inventories and property, plant and equipment	12,108	2,012	14,120
Other	145	4,337	4,482

Total	$12,253	$47,723	$59,976

Costs and Expenses by Operating Segments and Corporate

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Imaging & Solutions	¥4,516	$54,409
Industrial Products	80	964
Other	139	1,675
Corporate	243	2,928

Ending balance	¥4,978	$59,976

Schedule II. - Valuation and Qualifying Accounts and Reserves (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule Of Valuation And Qualifying Accounts Disclosure

	(Millions of Yen)
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions(2)(3)	Translation adjustment	Balance at end of period
For the year ended March 31, 2009:
Allowance for doubtful receivables(1):
Trade receivables	16,666	7,254	604	(1,451)	(1,540)	21,533
Finance receivables	10,535	3,013	638	(2,459)	(201)	11,526
Deferred tax assets valuation allowance	10,661	14,041	3,368	(2,414)	(1,484)	24,172
For the year ended March 31, 2010:
Allowance for doubtful receivables(1):
Trade receivables	21,533	1,598	—	(5,637)	(598)	16,896
Finance receivables	11,526	5,566	—	(5,130)	(43)	11,919
Deferred tax assets valuation allowance	24,172	9,132	—	(3,268)	(1,054)	28,982
For the year ended March 31, 2011:
Allowance for doubtful receivables(1):
Trade receivables	16,896	2,919	—	(2,472)	(783)	16,560
Finance receivables	11,919	3,132	—	(2,596)	(156)	12,299
Deferred tax assets valuation allowance	28,982	11,367	—	(1,185)	(2,915)	36,249

Notes:

(1)	See Note 2(g) to Consolidated Financial Statements.
(2)	Receivables - Write-offs
(3)	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances

Nature of Operations (Details)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Plants in Japan	16
Plants overseas	10

Significant Accounting and Reporting Policies (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 USD ( $)	Mar. 31, 2011 Building [Member] USD ( $)	Mar. 31, 2011 Building [Member] JPY ( ¥)	Mar. 31, 2011 Machinery and Equipment [Member]	Mar. 31, 2011 Software [Member]	Mar. 31, 2011 Goowill and Other Intangible Assets [Member]	Mar. 31, 2011 Cost of Sales [Member] USD ( $)	Mar. 31, 2011 Cost of Sales [Member] JPY ( ¥)	Mar. 31, 2011 Selling General and Administrative Expense [Member] JPY ( ¥)	Mar. 31, 2011 Selling General and Administrative Expense [Member] USD ( $)	Mar. 31, 2011 Manufacturing Facility [Member] JPY ( ¥)	Mar. 31, 2011 Manufacturing Facility [Member] USD ( $)	Mar. 31, 2011 Land and Building [Member] JPY ( ¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2010 Other Immaterial Business [Member] JPY ( ¥)
Exchange rate	exchange rate of ¥83 to US $1	exchange rate of ¥83 to US $1
Ownership percentage of affiliates by Ricoh, minimum	20.00%	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%	50.00%
Percentage of non-marketable securities owned by Ricoh	20.00%	20.00%
Percentage of depreciation expense related to foreign subsidiaries	35.00%	35.00%
Maintenance contracts term, maximum, years	5	5
Property, plant and equipment, useful life, minimum						5	5	2
Property, plant and equipment, useful life, maximum						50	50	12
Future minimum lease payments	$ 28,566,000	¥ 2,371,000,000
Present value of future minimum lease payments	28,325,000	2,351,000,000
Intangibles, useful life, minimum, years									3	1
Intangibles, useful life, maximum, years									5	20
Impairment losses recognized	10,145,000	842,000,000		2,353,000,000		4,506,000	374,000,000				4,000,000	332,000,000	374,000,000	4,506,000	332,000,000	4,000,000	828,000,000	511,000,000	518,000,000	496,000,000
Goodwill and intangible asset impairment	$ 0		$ 0		$ 0

Significant Accounting and Reporting Policies (Tables) (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Building [Member]	Mar. 31, 2010 Building [Member]	Mar. 31, 2009 Building [Member]	Mar. 31, 2011 Machinery and Equipment [Member]	Mar. 31, 2010 Machinery and Equipment [Member]	Mar. 31, 2009 Machinery and Equipment [Member]	Mar. 31, 2011 Property, Plant and Equipment, Other Types [Member] JPY ( ¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types [Member] USD ( $)	Mar. 31, 2010 Property, Plant and Equipment, Other Types [Member] JPY ( ¥)
Effective rate of depreciation					12.50%	12.20%	10.70%	36.70%	39.50%	44.40%
Aggregate cost		$ 12,644,181,000	¥ 1,049,467,000,000	¥ 976,111,000,000							¥ 7,578,000,000	$ 91,301,000	¥ 7,349,000,000
Accumulated depreciation		9,454,542,000	784,727,000,000	713,090,000,000							6,004,000,000	72,337,000	5,260,000,000
Debt assumed in connection with business acquisition	81,737,000,000			3,941,000,000
Issuance of treasury stock in exchange for subsidiary's stock	9,138,000,000
Debt assumed in connection with adoption of new accounting standard for VIE		$ 243,723,000	¥ 20,229,000,000

Acquisition (Details)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Jun. 30, 2011 IKON [Member] Trademarks [Member] JPY ( ¥)	Jun. 30, 2011 IKON [Member] Customer Relationships [Member] JPY ( ¥)	Jun. 30, 2011 IKON [Member] Unclassified Indefinite-lived Intangible Assets [Member] JPY ( ¥)	Mar. 31, 2010 IKON [Member] Acquisition [Member] JPY ( ¥)	Mar. 31, 2010 Facility Closing [Member] JPY ( ¥)	Mar. 31, 2010 Employee Severance [Member] JPY ( ¥)	Oct. 31, 2008 IKON [Member] JPY ( ¥)	Mar. 31, 2011 Immaterial Entities [Member] USD ( $)	Mar. 31, 2011 Immaterial Entities [Member] JPY ( ¥)	Mar. 31, 2010 Immaterial Entities [Member] JPY ( ¥)	Mar. 31, 2009 Immaterial Entities [Member] JPY ( ¥)
Amount paid to acquire company												¥ 170,310,000,000	$ 17,048,000	¥ 1,415,000,000	¥ 4,760,000,000	¥ 4,777,000,000
Business acquisition liabilities recorded										1,008,000,000	2,029,000,000
Goodwill	2,663,410,000	221,063,000,000	2,971,530,000	246,637,000,000	250,330,000,000				2,475,000,000
Acquired intangible, amount						¥ 1,968,000,000	¥ 53,136,000,000	¥ 462,000,000
Intangibles, useful life, minimum, years							10
Intangibles, useful life, maximum, years							20
Intangible, useful life, years						3

Acquisition (Schedule of Final Purchase Price of IKON) (Details) (IKON [Member], JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2010
IKON [Member]
Receivables and other assets		¥ 139,252
Property and equipment		18,798
Identifiable intangible assets		55,566
Goodwill		145,753
Trade Payables		(23,616)
Indebtedness		(81,737)
Other liabilities		(83,706)
Total cash consideration		170,310
Net sales	2,301,087
Net income attributable to Ricoh Company, Ltd.	¥ 3,326
Basic	¥ 4.59
Diluted	¥ 4.44

Finance Receivables (Schedule Pertaining to Ricoh's Lease Receivables) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Future minimum lease payments to be received	$ 7,521,880	¥ 624,316,000	¥ 617,883,000
Estimated non-guaranteed residual values	105,421	8,750,000	10,967,000
Unearned income	(490,602)	(40,720,000)	(43,609,000)
Allowance for doubtful receivables	(126,831)	(10,527,000)	(10,706,000)
Lease receivables, net	7,009,868	581,819,000	574,535,000
Less - Current portion of lease receivable, net	(2,444,988)	(202,934,000)	(191,884,000)
Amounts due after one year, net	$ 4,564,880	¥ 378,885,000	¥ 382,651,000

Finance Receivables (Schedule of Minimum Lease Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Notes to Financial Statements
Minimum lease payments receivable, 2012	¥ 226,264
Minimum lease payments receivable, 2013	172,406
Minimum lease payments receivable, 2014	120,452
Minimum lease payments receivable, 2015	72,084
Minimum lease payments receivable, 2016	27,593
Minimum lease payments receivable, 2017 and thereafter	5,517
Minimum lease payments receivable, Total	¥ 624,316

Finance Receivables (Schedule of Loan Activity) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Residential Mortgage [Member] JPY ( ¥)	Mar. 31, 2011 Residential Mortgage [Member] USD ( $)	Mar. 31, 2010 Residential Mortgage [Member] JPY ( ¥)
New loans	$ 186,325	¥ 15,465,000	¥ 15,392,000	¥ 15,324,000
Repayment of outstanding loans	117,795	9,777,000	8,586,000	9,670,000
Loans receivable, net					72,634,000	875,108	67,505,000
Current portion of loans receivable					¥ 5,737,000	$ 69,121	¥ 4,260,000

Finance Receivables (Schedule of Key Economic Assumptions Used In Measuring the Fair Value of Retained Interests Related to Securitization Transactions, Schedule of 10% and 20% Adverse Changes to Key Economic Assumptions, Schedule Summarizing Certain Cash Flow Received and Paid to SPE For All Securitization) (Details)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 Minimum Range [Member]	Mar. 31, 2010 Maximum Range [Member]
Expected credit losses			1.84%	1.86%
Discount rate			2.00%	3.00%
Annual prepayment rate			3.39%	9.94%
Weighted average residual period (in years)	4.99
SPE - Servicing fees received	¥ 11	¥ 13
SPE - Repurchases of delinquent or ineligible assets	1,606	2,037
SPE - Transferred lease receivables, net of retained interest	8,811	9,143
SPE - Repurchases of terminated securization of assets		10,000
SPE - Payments by terminating revolving securitization of assets	¥ 1,141	¥ 3,608

Finance Receivables (Schedule of all Receivables Managed and Securitized, Amounts Delinquent and the Components of Net Credit Losses) (Details) (JPY ¥) In Millions	Mar. 31, 2010
Total Principal Amount of Receivables [Member]
Principal amount outstanding	¥ 610,870
Less - Receivables securitized	(25,629)
Receivables held in portfolio	585,241
Principal Amount of Receivables Four Months or More Past Due [Member]
Principal amount outstanding	5,419
Net Credit Losses [Member]
Principal amount outstanding	¥ 4,991

Finance Receivables (Summary of Effect of Consolidation Financial Position) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Ricoh's Consolidated Financial Position [Member] USD ( $)	Mar. 31, 2011 Ricoh's Consolidated Financial Position [Member] JPY ( ¥)	Mar. 31, 2011 Ricoh's Foreign Subsidiaries Transferred Lease Receivables [Member] USD ( $)	Mar. 31, 2011 Ricoh's Foreign Subsidiaries Transferred Lease Receivables [Member] JPY ( ¥)
Finance Receivables Current	$ 2,514,108	¥ 208,671,000	¥ 196,144,000	$ 101,928	¥ 8,460,000	$ 20,313	¥ 1,686,000
Long-term finance receivables, net	5,370,867	445,782,000	445,896,000	190,952	15,849,000	82,253	6,827,000
Current maturities of long-term indebtedness	1,338,506	111,096,000	94,026,000	84,868	7,044,000	20,313	1,686,000
Secured loans caused by lease transactions				37,434	3,107,000
Long-term indebtedness	5,776,169	479,422,000	514,718,000	159,000	13,197,000	82,253	6,827,000
Secured loans caused by lease transactions, Longterm indebtdness				70,120	5,820,000
Cumulative Effect Adjustment to Retained Earnings	4,940	410,000
Cumulative effect Adjustment to Noncontrolling Interests	$ 4,723	¥ 392,000

Investment Securities (Schedule of Current And Noncurrent Securities) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Available-for-sale securities, Noncurrent	$ 565,518	¥ 46,938,000	¥ 46,624,000
Non-marketable equity securities	23,747	1,971,000	2,425,000
Securities current and non-current	$ 589,265	¥ 48,909,000	¥ 49,049,000

Investment Securities (Schedule of Available For Sale Securities) (Details) In Thousands	Mar. 31, 2011 Cost [Member] USD ( $)	Mar. 31, 2011 Cost [Member] JPY ( ¥)	Mar. 31, 2010 Cost [Member] JPY ( ¥)	Mar. 31, 2011 Cost [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Cost [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2010 Cost [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Cost [Member] Corporate Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Cost [Member] Corporate Debt Securities [Member] USD ( $)	Mar. 31, 2010 Cost [Member] Corporate Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] USD ( $)	Mar. 31, 2010 Gross Unrealized Holding Gains [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Gross Unrealized Holding Gains [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Corporate Debt Securities [Member] USD ( $)	Mar. 31, 2011 Gross Unrealized Holding Gains [Member] Corporate Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Gross Unrealized Holding Gains [Member] Corporate Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] USD ( $)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] JPY ( ¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] USD ( $)	Mar. 31, 2011 Fair Value [Member] JPY ( ¥)	Mar. 31, 2010 Fair Value [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2010 Fair Value [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] Corporate Debt Securities [Member] USD ( $)	Mar. 31, 2011 Fair Value [Member] Corporate Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Fair Value [Member] Corporate Debt Securities [Member] JPY ( ¥)
Marketable Securities, Equity Securities	$ 512,856	¥ 42,567,000	¥ 42,330,000	¥ 40,765,000	$ 491,145	¥ 40,552,000	¥ 1,802,000	$ 21,711	¥ 1,778,000	¥ 4,698,000	$ 56,602	¥ 5,387,000	$ 56,084	¥ 4,655,000	¥ 5,300,000	$ 518	¥ 43,000	¥ 87,000	$ 3,940	¥ 327,000	¥ 1,093,000	$ 3,940	¥ 327,000	¥ 1,093,000	$ 565,518	¥ 46,938,000	¥ 46,624,000	¥ 45,093,000	$ 543,289	¥ 44,759,000	$ 22,229	¥ 1,845,000	¥ 1,865,000

Investment Securities (Schedule of Noncurrent Available For Sale Securities By Length Securities Have Been In Unrealized Loss Position) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Less Than Twelve Months [Member] USD ( $)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Less Than Twelve Months [Member] JPY ( ¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] Equity Securities Less Than Twelve Months [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities Less Than Twelve Months [Member] USD ( $)	Mar. 31, 2011 Fair Value [Member] Equity Securities Less Than Twelve Months [Member] JPY ( ¥)	Mar. 31, 2010 Fair Value [Member] Equity Securities Less Than Twelve Months [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Twelve Months Or Longer [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] Equity Securities Twelve Months Or Longer [Member] USD ( $)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] Equity Securities Twelve Months Or Longer [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] Equity Securities Twelve Months Or Longer [Member] USD ( $)	Mar. 31, 2011 Fair Value [Member] Equity Securities Twelve Months Or Longer [Member] JPY ( ¥)	Mar. 31, 2010 Fair Value [Member] Equity Securities Twelve Months Or Longer [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] USD ( $)	Mar. 31, 2011 Fair Value [Member] JPY ( ¥)	Mar. 31, 2010 Fair Value [Member] JPY ( ¥)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] USD ( $)	Mar. 31, 2011 Gross Unrealized Holding Losses [Member] JPY ( ¥)	Mar. 31, 2010 Gross Unrealized Holding Losses [Member] JPY ( ¥)
Available-for-sale securities, Equity securities, Noncurrent		$ 3,145	¥ 261,000	¥ 836,000	$ 16,157	¥ 1,341,000	¥ 26,871,000	¥ 66,000	$ 795	¥ 257,000	$ 2,867	¥ 238,000	¥ 985,000	$ 19,024	¥ 1,579,000	¥ 27,856,000	$ 3,940	¥ 327,000	¥ 1,093,000
Number of securities - gross unrealized holding losses of available for sale securities	39

Investment Securities (Schedule of Contractual Maturities of Debt Securities) (Details)	12 Months Ended								12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Cost [Member] USD ( $)	Mar. 31, 2011 Cost [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value [Member] USD ( $)	Mar. 31, 2011 Fair Value [Member] JPY ( ¥)	Mar. 31, 2009 Available-for-sale Securities [Member] JPY ( ¥)
Contractual debt maturities - Due after one year through five years					$ 6,229,000	¥ 517,000,000	$ 6,253,000	¥ 519,000,000
Contractual debt maturities - Over five years					15,482,000	1,285,000,000	15,976,000	1,326,000,000
Available-for-sale securities, Debt securities, Total					21,711,000	1,802,000,000	22,229,000	1,845,000,000
Proceeds from sales of available-for-sale securities	1,518,000	126,000,000	1,027,000,000	243,000,000
Available-for-sale securities, Gross realized gains (losses), Sale proceeds		0	0	0
Losses on impairment of securities	$ 22,217,000	¥ 1,844,000,000	¥ 169,000,000	¥ 26,837,000,000					¥ 26,543,000,000
The number of impaired available-for-sale securities	14	14		23

Investments in and Advances to Affiliates (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Ownership percentage of affiliates by Ricoh, minimum	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%
Ricoh's carrying value of equity investments	$ 2,566	¥ 213,000	¥ 819,000

Investments in and Advances to Affiliates (Schedule of Financial Position of Related Party and Schedule of Operations of Related Party ) (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2009 Subsidiaries [Member] JPY ( ¥)
Sales					¥ 4,617,000,000
Costs and expenses					4,785,000,000
Net income (loss) attributable to controlling interests	$ 37,434,000	¥ 3,107,000,000	¥ 1,979,000,000	¥ 2,322,000,000	¥ (168,000,000)

Investments in and Advances to Affiliates (Schedule of Related Party Significant Operating Transactions and Schedule of Related Party Amount Due To and From) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2009
Notes to Financial Statements
Transactions: Sales	¥ 6,677
Transactions: Purchases	1,773
Transactions: Dividend income	¥ 188

Goodwill and Other Intangible Assets (Schedules of Intangible Assets Subject To Amortization and for Intangible Assets Not Subject to Amortization) (Details) In Thousands	Mar. 31, 2011 Software [Member] USD ( $)	Mar. 31, 2011 Software [Member] JPY ( ¥)	Mar. 31, 2010 Software [Member] JPY ( ¥)	Mar. 31, 2011 Trademarks And Customer Relationships [Member] JPY ( ¥)	Mar. 31, 2011 Trademarks And Customer Relationships [Member] USD ( $)	Mar. 31, 2010 Trademarks And Customer Relationships [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2010 Other [Member] JPY ( ¥)	Mar. 31, 2011 Intangible Assets [Member] JPY ( ¥)	Mar. 31, 2011 Intangible Assets [Member] USD ( $)	Mar. 31, 2010 Intangible Assets [Member] JPY ( ¥)	Mar. 31, 2011 Other Intangible Assets Not Subject To Amortization [Member] JPY ( ¥)	Mar. 31, 2011 Other Intangible Assets Not Subject To Amortization [Member] USD ( $)	Mar. 31, 2010 Other Intangible Assets Not Subject To Amortization [Member] JPY ( ¥)	Mar. 31, 2011 Other Intangible Assets, Total [Member] JPY ( ¥)	Mar. 31, 2011 Other Intangible Assets, Total [Member] USD ( $)	Mar. 31, 2010 Other Intangible Assets, Total [Member] JPY ( ¥)
Gross carrying amount	$ 1,773,542	¥ 147,204,000	¥ 141,046,000	¥ 86,074,000	$ 1,037,036	¥ 106,776,000	¥ 36,011,000	$ 433,868	¥ 33,250,000	¥ 269,289,000	$ 3,244,446	¥ 281,072,000
Accumulated amortization	(1,066,289)	(88,502,000)	(83,622,000)	(33,225,000)	(400,301)	(38,644,000)	(17,731,000)	(213,627)	(11,740,000)	(139,458,000)	(1,680,217)	(134,006,000)
Net carrying amount	$ 707,253	¥ 58,702,000	¥ 57,424,000	¥ 52,849,000	$ 636,735	¥ 68,132,000	¥ 18,280,000	$ 220,241	¥ 21,510,000	¥ 129,831,000	$ 1,564,229	¥ 147,066,000	¥ 817,000	$ 9,843	¥ 820,000	¥ 130,648,000	$ 1,574,072	¥ 147,886,000

Goodwill and Other Intangible Assets (Schedule of Future Amortization Expense and Schedule of Changes in Carrying Amount of Goodwill) (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Aggregate amortization expense of other intangible assets subject to amortization	$ 315,193,000	¥ 26,161,000,000	¥ 28,612,000,000	¥ 26,931,000,000
Future amortization expense, 2012		27,692,000,000
Future amortization expense, 2013		21,729,000,000
Future amortization expense, 2014		17,358,000,000
Future amortization expense, 2015		14,789,000,000
Future amortization expense, 2016		11,835,000,000
Goodwill, Beginning Balance	2,971,530,000	246,637,000,000	250,330,000,000
Goodwill acquired during the year	6,578,000	546,000,000	6,579,000,000
Foreign exchange impact and other	(314,698,000)	(26,120,000,000)	(10,272,000,000)
Goodwill, Ending Balance	$ 2,663,410,000	¥ 221,063,000,000	¥ 246,637,000,000	¥ 250,330,000,000

Income Taxes (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Carry Forwards Expiring Within Three Years [Member] USD ( $)	Mar. 31, 2011 Carry Forwards Expiring Within Three Years [Member] JPY ( ¥)	Mar. 31, 2011 Carry Forwards Expiring Within Four To Seven Years [Member] USD ( $)	Mar. 31, 2011 Carry Forwards Expiring Within Four To Seven Years [Member] JPY ( ¥)	Mar. 31, 2011 Carry Forwards Expiring Over Seven Years [Member] USD ( $)	Mar. 31, 2011 Carry Forwards Expiring Over Seven Years [Member] JPY ( ¥)
Change in valuation allowance	$ 87,554	¥ 7,267,000	¥ 4,810,000	¥ 13,511,000
Operating loss carryforward	1,900,867	157,772,000			70,313	5,836,000	460,181	38,195,000	1,087,482	90,261,000
Operating loss carryforward, expiration (years)					3	3	4 to 7	4 to 7	7	7
Deferred Tax Liabilities, Undistributed Foreign Earnings	4,199,410	348,551,000
Unrecognized tax benefits	$ 109,807	¥ 9,114,000	¥ 10,624,000

Income Taxes (Schedule of Income (Loss) Before Income Taxes And Equity In Earnings of Affiliates And Provision for Income Taxes) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Domestic - Income (loss) before income taxes and equity in earnings of affiliates	$ (142,892)	¥ (11,860,000)	¥ 58,564,000	¥ 31,861,000
Foreign - Income (loss) before income taxes and equity in earnings of affiliates	689,880	57,260,000	(1,040,000)	(922,000)
Income before income taxes and equity in earnings of affiliates	546,988	45,400,000	57,524,000	30,939,000
Current/Domestic - Provision for income taxes	(33,988)	(2,821,000)	26,897,000	20,077,000
Current/Foreign - Provision for income taxes	295,012	24,486,000	598,000	7,244,000
Current Income Tax Expense (Benefit), Total	261,024	21,665,000	27,495,000	27,321,000
Deferred/Domestic - Provision for income taxes	7,699	639,000	(3,505,000)	(4,473,000)
Deferred/Foreign - Provision for income taxes	3,819	317,000	3,688,000	(690,000)
Deferred Income Tax Expense (Benefit), Total	11,518	956,000	183,000	(5,163,000)
Income Tax Expense (Benefit)	$ 272,542	¥ 22,621,000	¥ 27,678,000	¥ 22,158,000

Income Taxes (Schedule of Total Income Taxes Allocation) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Provision for income taxes relating to continuing operations	$ 272,542	¥ 22,621,000	¥ 27,678,000	¥ 22,158,000
Foreign currency translation adjustments	(241)	(20,000)	(2,000)	(19,000)
Net unrealized gains and losses on securities	783	65,000	361,000	366,000
Net unrealized gains and losses on derivatives	(96)	(8,000)	(547,000)	(4,000)
Pension liability adjustments	(1,289)	(107,000)	4,761,000	(22,879,000)
Other Comprehensive Income (Loss), Tax, Total	$ 271,699	¥ 22,551,000	¥ 32,251,000	¥ (378,000)

Income Taxes (Schedule of Reconciliation to Effective Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Normal statutory tax rate	41.00%	41.00%	41.00%
Nondeductible expenses and tax-exempt income	4.00%	2.00%	1.00%
Recognition of valuation allowance	25.00%	16.00%	45.00%
Reversal of valuation allowance	(3.00%)	(5.00%)	(8.00%)
Tax credit for increased research and development expense	(2.00%)	(8.00%)	(3.00%)
Unrecognized tax benefits	$ 109,807			¥ 9,114,000	¥ 10,624,000
Taxes on undistributed earnings of overseas subsidiaries	0.00%	3.00%	(8.00%)
Prior period tax accrual adjustment	0.00%	(2.00%)	(5.00%)
Difference in statutory tax rates of foreign subsidiaries	(13.00%)	(3.00%)	(7.00%)
Other, net	(2.00%)	5.00%	3.00%
Effective tax rate	50.00%	48.00%	72.00%
National Corporate tax rate	30.00%
Inhabitant tax rate	6.00%
Deductible Enterprise tax rate	8.00%
Normal statutory tax rate	41.00%

Income Taxes (Schedule of Tax Effect of Temporary Differences and Carryforwards) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Deferred tax assets - accrued expenses	$ 267,181	¥ 22,176,000	¥ 24,380,000
Deferred tax assets - property, plant and equipment	54,940	4,560,000	5,657,000
Deferred tax assets - accrued pension and severance costs	676,265	56,130,000	55,051,000
Deferred tax assets - net operating loss carryforwards	430,337	35,718,000	26,110,000
Deferred tax assets - other	263,325	21,856,000	23,456,000
Total gross deferred tax assets	1,692,048	140,440,000	134,654,000
Deferred tax assets - Less - Valuation allowance	(436,735)	(36,249,000)	(28,982,000)
Total deferred tax assets	1,255,313	104,191,000	105,672,000
Deferred tax liabilities - sales-type leases	(29,904)	(2,482,000)	(3,758,000)
Deferred tax liabilities - undistributed earnings of foreign subsidiaries and affiliates, etc.	(144,711)	(12,011,000)	(12,086,000)
Deferred tax liabilities - Difference in statutory tax rates of foreign subsidiaries	(24,012)	(1,993,000)	(1,957,000)
Deferred tax liabilities - basis difference of acquired intangible assets	(239,626)	(19,889,000)	(23,470,000)
Deferred tax liabilities - other	(77,373)	(6,422,000)	(2,992,000)
Total deferred tax liabilities	(515,626)	(42,797,000)	(44,083,000)
Net deferred tax assets	$ 739,687	¥ 61,394,000	¥ 61,589,000

Income Taxes (Schedule of Net Deferred Tax Assets) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Net Deferred Tax Assets [Member] USD ( $)	Mar. 31, 2011 Net Deferred Tax Assets [Member] JPY ( ¥)	Mar. 31, 2010 Net Deferred Tax Assets [Member] JPY ( ¥)
Deferred income taxes and other	$ 770,964	¥ 63,990,000	¥ 63,859,000	$ 577,988	¥ 47,973,000	¥ 41,684,000
Lease deposits and other	927,976	77,022,000	86,023,000	429,554	35,653,000	40,233,000
Accrued expenses and other	(2,406,988)	(199,780,000)	(202,017,000)	(38,337)	(3,182,000)	(1,098,000)
Deferred income taxes and other	(536,566)	(44,535,000)	(44,487,000)	(229,518)	(19,050,000)	(19,230,000)
Net deferred tax assets	$ 739,687	¥ 61,394,000	¥ 61,589,000	$ 739,687	¥ 61,394,000	¥ 61,589,000

Income Taxes (Reconciliation of Unrecognized Benefits) (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Beginning balance	$ 145,180,000	¥ 12,050,000,000	¥ 11,816,000,000	¥ 5,623,000,000
Additions due to acquisition				1,917,000,000
Additions for tax positions of current year	145,000	12,000,000	473,000,000	4,350,000,000
Additions for tax positions of prior years	1,783,000	148,000,000	1,573,000,000	1,538,000,000
Reductions for tax positions of prior years	(3,771,000)	(313,000,000)	(519,000,000)	(546,000,000)
Settlements	(2,928,000)	(243,000,000)	(628,000,000)	(721,000,000)
Effect of exchange rate changes	(14,469,000)	(1,201,000,000)	(665,000,000)	(345,000,000)
Ending balance	$ 125,940,000	¥ 10,453,000,000	¥ 12,050,000,000	¥ 11,816,000,000

Short-Term Borrowings (Details) In Thousands, unless otherwise specified	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Unused lines of Credit [Member] USD ( $)	Mar. 31, 2011 Unused lines of Credit [Member] JPY ( ¥)	Mar. 31, 2010 Unused lines of Credit [Member] JPY ( ¥)	Mar. 31, 2011 Unused lines of Credit [Member] Commercial Paper [Member] USD ( $)	Mar. 31, 2011 Unused lines of Credit [Member] Commercial Paper [Member] JPY ( ¥)	Mar. 31, 2010 Unused lines of Credit [Member] Commercial Paper [Member] JPY ( ¥)	Mar. 31, 2011 Unused lines of Credit [Member] Medium-term Notes [Member] USD ( $)	Mar. 31, 2011 Unused lines of Credit [Member] Medium-term Notes [Member] JPY ( ¥)	Mar. 31, 2010 Unused lines of Credit [Member] Medium-term Notes [Member] JPY ( ¥)	Mar. 31, 2011 Commercial Paper [Member] USD ( $)	Mar. 31, 2011 Commercial Paper [Member] JPY ( ¥)	Mar. 31, 2010 Commercial Paper [Member] JPY ( ¥)	Mar. 31, 2011 Borrowings, Banks [Member] USD ( $)	Mar. 31, 2011 Borrowings, Banks [Member] JPY ( ¥)	Mar. 31, 2010 Borrowings, Banks [Member] JPY ( ¥)	Mar. 31, 2011 Borrowings In Foreign Currencies [Member] USD ( $)	Mar. 31, 2011 Borrowings In Foreign Currencies [Member] JPY ( ¥)	Mar. 31, 2010 Borrowings In Foreign Currencies [Member] JPY ( ¥)
Short-term debt, weighted average interest rate													0.30%	0.30%	0.20%	0.80%	0.80%	0.70%
Short-term borrowings	$ 481,048	¥ 39,927,000	¥ 75,701,000										$ 180,325	¥ 14,967,000	¥ 52,260,000	$ 300,723	¥ 24,960,000	¥ 23,441,000	$ 469,241	¥ 38,947,000	¥ 42,163,000
Lines of credit	$ 8,253,831	¥ 685,068,000	¥ 694,012,000	$ 7,679,723	¥ 637,417,000	¥ 606,150,000	$ 3,132,265	¥ 259,978,000	¥ 225,652,000	$ 1,001,807	¥ 83,150,000	¥ 93,040,000

Long-Term Indebtedness (Narrative) (Details) Share data in Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2011 Land Buildings And Lease Receivables Collateralized [Member] USD ( $)	Mar. 31, 2011 Land Buildings And Lease Receivables Collateralized [Member] JPY ( ¥)	Mar. 31, 2010 Land Buildings And Lease Receivables Collateralized [Member] USD ( $)	Mar. 31, 2010 Land Buildings And Lease Receivables Collateralized [Member] JPY ( ¥)	Mar. 31, 2011 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member]	Mar. 31, 2011 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member]	Mar. 31, 2011 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member]	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 in yen, due June 2015 [Member]	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 [Member]	Mar. 31, 2011 1.30%, Straight Bonds, Payable in Yen, Due December 2010 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY ( ¥)	Dec. 31, 2006 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY ( ¥)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] USD ( $)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY ( ¥)	Mar. 31, 2010 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY ( ¥)
Bond interest rate					1.10%	1.39%	2.08%	0.57%	0.88%	1.30%	7.30%	1.47%	0.61%	0.61%
Secured loans	$ 8,675,000,000	¥ 720,000,000	$ 165,096,000	¥ 13,703,000,000													$ 7,627,000	¥ 633,000,000	¥ 7,252,000,000
Euro yen zero coupon convertible bonds, issued																¥ 55,275
Conversion price of convertible debt, per share															¥ 2,800
Conversion of debt, shares issued															793

Long-Term Indebtedness (Summary of Long-Term Indebtedness) (Details)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member] USD ( $)	Mar. 31, 2011 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member] JPY ( ¥)	Mar. 31, 2010 1.10%, Straight Bonds, Payable in Yen, Due March 2012 [Member] JPY ( ¥)	Mar. 31, 2011 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member] USD ( $)	Mar. 31, 2011 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member] JPY ( ¥)	Mar. 31, 2010 1.39%, Straight Bonds, Payable in Yen, Due March 2014 [Member] JPY ( ¥)	Mar. 31, 2011 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member] USD ( $)	Mar. 31, 2011 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member] JPY ( ¥)	Mar. 31, 2010 2.08%, Straight Bonds, Payable in Yen, Due March 2019 [Member] JPY ( ¥)	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 in yen, due June 2015 [Member] USD ( $)	Mar. 31, 2011 0.57%, straight bonds, payable in yen, due June 2015 in yen, due June 2015 [Member] JPY ( ¥)	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 [Member] USD ( $)	Mar. 31, 2011 0.88%, straight bonds, payable in yen, due June 2017 [Member] JPY ( ¥)	Mar. 31, 2011 1.30%, Straight Bonds, Payable in Yen, Due December 2010 Issued by a Consolidated Subsidiary [Member]	Mar. 31, 2010 1.30%, Straight Bonds, Payable in Yen, Due December 2010 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member] USD ( $)	Mar. 31, 2011 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 6.75%, Straight Bonds, Payable in Yen, Due December 2025 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member] USD ( $)	Mar. 31, 2011 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 7.30%, Straight Bonds, Payable in Yen, Due November 2027 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member] USD ( $)	Mar. 31, 2011 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 1.47%, Straight Bonds, Payable in Yen, Due April 2014 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member] USD ( $)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 0.61%, Straight Bonds, Payable in Yen, Due January 2014 Issued by a Consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due May 2015 Issued by a consolidated Subsidiary [Member] USD ( $)	Mar. 31, 2011 0.61%, Straight Bonds, Payable in Yen, Due May 2015 Issued by a consolidated Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] USD ( $)	Mar. 31, 2011 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY ( ¥)	Mar. 31, 2010 Euro Yen Zero Coupon Convertible Bonds, Due December 2011 [Member] JPY ( ¥)	Mar. 31, 2011 Banks and Insurance Companies, 1.11% Weighted Average, Due Through 2017 [Member] USD ( $)	Mar. 31, 2011 Banks and Insurance Companies, 1.11% Weighted Average, Due Through 2017 [Member] JPY ( ¥)	Mar. 31, 2010 Banks and Insurance Companies, 1.11% Weighted Average, Due Through 2017 [Member] JPY ( ¥)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] USD ( $)	Mar. 31, 2011 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY ( ¥)	Mar. 31, 2010 Banks, Insurance Companies and Other Financial Institution, 1.01% Weighted Average, Due Through 2014 [Member] JPY ( ¥)
Straight bonds payable	$ 2,733,000,000	¥ 226,839,000,000	¥ 237,547,000,000	$ 240,964,000	¥ 20,000,000,000	¥ 20,000,000,000	$ 602,409,000	¥ 50,000,000,000	¥ 50,000,000,000	$ 180,723,000	¥ 15,000,000,000	¥ 15,000,000,000	$ 481,927,000	¥ 40,000,000,000	$ 240,964,000	¥ 20,000,000,000		¥ 9,999,000,000	$ 32,253,000	¥ 2,677,000,000	¥ 23,863,000,000	$ 23,386,000	¥ 1,941,000,000	¥ 8,593,000,000	$ 421,687,000	¥ 35,000,000,000	¥ 35,000,000,000	$ 240,964,000	¥ 20,000,000,000	¥ 20,000,000,000	$ 240,964,000	¥ 20,000,000,000	$ 26,759,000	¥ 2,221,000,000	¥ 55,092,000,000
Bond interest rate				1.10%	1.10%		1.39%	1.39%		2.08%	2.08%		0.57%	0.57%	0.88%	0.88%	1.30%		7.30%	7.30%		1.47%	1.47%		0.61%	0.61%		0.61%	0.61%
Bond due date				March 2012	March 2012		March 2014	March 2014		March 2019	March 2019						December 2010		December 2025	December 2025		November 2027	November 2027		April 2014	April 2014		January 2014	January 2014				December 2011	December 2011		2017	2017		2014	2014
Unsecured loans																																				3,999,289,000	331,941,000,000	360,940,000,000
Weighted average interest rate																																				1.11%	1.11%		0.01%	0.01%
Secured loans																																							7,627,000	633,000,000	7,252,000,000
Long-term indebtedness caused by lease transactions																																							346,434,000	28,754,000,000
Capital lease obligations (see Note 2(j))	28,325,000	2,351,000,000	2,965,000,000
Total	7,114,675,000	590,518,000,000	608,704,000,000
Fair value adjustment			40,000,000
Less - Current maturities included in current liabilities	(1,338,506,000)	(111,096,000,000)	(94,026,000,000)
Long-term indebtedness Less current maturities	$ 5,776,169,000	¥ 479,422,000,000	¥ 514,718,000,000

Long-Term Indebtedness (Summary of Aggregate Annual Maturities of Long-Term Indebtedness) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Notes to Financial Statements
2012	¥ 111,096
2013	67,979
2014	177,970
2015	100,306
2016	80,142
2017 and thereafter	53,025
Total	¥ 590,518

Pension and Retirement Allowance Plans (Narrative) (Details)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2009 Foreign Plans [Member] JPY ( ¥)
Investment in equity securities							40.00%	40.00%		30.00%	30.00%
Investment in debt securities							20.00%	20.00%		55.00%	55.00%
Investment in other investment vehicles							40.00%	40.00%		15.00%	15.00%
Fair value of Level 3 assets			¥ 10,966,000,000	¥ 5,816,000,000	¥ 4,293,000,000	$ 112,048,000				¥ 10,966,000,000	$ 132,121,000	¥ 9,300,000,000	¥ 7,382,000,000
Ricoh expects to contribute to its pension plans	12,030,000,000
Estimated net actuarial loss	6,516,000,000						91,275,000,000	1,099,699,000	93,161,000,000	20,902,000,000	251,831,000	21,185,000,000
Estimated net prior service credit	(4,315,000,000)
Cost of defined contribution plans		$ 79,759,000	¥ 6,620,000,000	¥ 5,768,000,000	¥ 6,768,000,000

Pension and Retirement Allowance Plans (Changes in the Benefit Obligations and Plan Assets of the Pension Plans) (Details) In Thousands	12 Months Ended
	Mar. 31, 2012 JPY ( ¥)	Mar. 31, 2011 Change in Benefit Obligations [Member] Domestic Plans [Member] USD ( $)	Mar. 31, 2011 Change in Benefit Obligations [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2010 Change in Benefit Obligations [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Change in Benefit Obligations [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Change in Benefit Obligations [Member] Foreign Plans [Member] USD ( $)	Mar. 31, 2010 Change in Benefit Obligations [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Change in Plan Assets [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Change in Plan Assets [Member] Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Change in Plan Assets [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Change in Plan Assets [Member] Foreign Plans [Member] USD ( $)	Mar. 31, 2011 Change in Plan Assets [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2010 Change in Plan Assets [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2009 Foreign Plans [Member] JPY ( ¥)
Benefit obligations at beginning of year		$ 3,311,807	¥ 274,880,000	¥ 279,477,000	¥ 171,230,000	$ 2,063,012	¥ 143,344,000
Service cost		130,349	10,819,000	11,255,000	1,821,000	21,940	2,461,000
Interest cost		68,735	5,705,000	5,249,000	9,014,000	108,602	9,491,000							5,705,000	68,735	5,249,000	5,704,000	9,014,000	108,603	9,491,000	7,723,000
Plan participants' contributions					516,000	6,217	590,000
Actuarial gain (loss)	6,516,000	18,663	1,549,000	(5,760,000)	5,571,000	67,120	29,423,000							91,275,000	1,099,699	93,161,000		20,902,000	251,831	21,185,000
Prior service credit					702,000	8,458	(1,376,000)
Settlement					(984,000)	(11,855)	(1,821,000)
Benefits paid		(207,988)	(17,263,000)	(15,341,000)	(6,292,000)	(75,807)	(6,732,000)	(9,191,000)	(110,734)	(7,960,000)	(75,807)	(6,292,000)	(6,732,000)
Foreign exchange impact					14,486,000	174,530	5,700,000
Benefit obligations assumed in connection with business acquisition					0	0	1,550,000
Benefit obligations at end of year		3,321,566	275,690,000	274,880,000	167,092,000	2,013,157	171,230,000
Fair value of plan assets at beginning of year								162,307,000	1,955,506	146,990,000	1,726,012	143,259,000	122,559,000					143,259,000
Actual return on plan assets								(1,922,000)	(23,157)	14,761,000	104,470	8,671,000	26,895,000
Employer contribution								8,877,000	106,952	8,866,000	67,048	5,565,000	5,697,000
Partial withdrawal of plan assets								(240,000)	(2,892)	(350,000)	6,217	516,000	590,000
Settlement											(1,012)	(84,000)	(617,000)
Foreign exchange impact											(115,579)	(9,593,000)	(5,133,000)
Fair value of plan assets at end of year								159,831,000	1,925,675	162,307,000	1,711,349	142,042,000	143,259,000	159,831,000	1,925,675			142,042,000	1,711,349	143,259,000
Funded status														¥ (115,859,000)	$ (1,395,891)	¥ (112,573,000)		¥ (25,050,000)	$ (301,808)	¥ (27,971,000)

Pension and Retirement Allowance Plans (Net Amounts Recognized in the Consolidated Balance Sheet) (Details) In Thousands	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)
Lease deposits and other	¥ 3,693,000	$ 44,494	¥ 4,006,000	$ 41,747	¥ 3,465,000	¥ 1,756,000
Accrued expenses and other	(6,812,000)	(82,072)	(6,617,000)	(3,374)	(280,000)	(222,000)
Accrued pension and severance costs	(112,740,000)	(1,358,313)	(109,962,000)	(340,181)	(28,235,000)	(29,505,000)
Net amount recognized	¥ (115,859,000)	$ (1,395,891)	¥ (112,573,000)	$ (301,808)	¥ (25,050,000)	¥ (27,971,000)

Pension and Retirement Allowance Plans (Net Amounts Recognized in Accumulated Other Comprehensive Loss) (Details) In Thousands	12 Months Ended
	Mar. 31, 2012 JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)
Net actuarial loss	¥ 6,516,000	¥ 91,275,000	$ 1,099,699	¥ 93,161,000	¥ 20,902,000	$ 251,831	¥ 21,185,000
Prior service credit		(33,634,000)	(405,229)	(37,443,000)	(1,220,000)	(14,698)	(1,698,000)
Net amount recognized		¥ 57,641,000	$ 694,470	¥ 55,718,000	¥ 19,682,000	$ 237,133	¥ 19,487,000

Pension and Retirement Allowance Plans (Accumulated Benefit Obligations) (Details) In Thousands	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)
Accumulated benefit obligations	¥ 270,800,000	$ 3,262,651	¥ 274,259,000	$ 1,962,277	¥ 162,869,000	¥ 166,918,000

Pension and Retirement Allowance Plans (Weighted-average Assumptions Used to Determine Benefit Obligations) (Details)	Mar. 31, 2011 Domestic Plans [Member]	Mar. 31, 2010 Domestic Plans [Member]	Mar. 31, 2011 Foreign Plans [Member]	Mar. 31, 2010 Foreign Plans [Member]
Discount rate	2.00%	2.10%	5.60%	6.20%
Rate of compensation increase	3.30%	6.50%	2.00%	3.50%

Pension and Retirement Allowance Plans (Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic Plans [Member]
Discount rate	2.10%	1.90%	2.20%
Rate of compensation increase	6.50%	6.50%	6.50%
Expected long-term return on plan assets	0.30%	0.40%	1.40%
Foreign Plans [Member]
Discount rate	6.20%	6.90%	5.70%
Rate of compensation increase	3.50%	3.90%	3.80%
Expected long-term return on plan assets	5.70%	6.50%	6.00%

Pension and Retirement Allowance Plans (Net Periodic Benefit Costs of the Pension Plans) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Domestic Plans [Member] USD ( $)	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2010 Net Periodic Benefit Cost [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2009 Net Periodic Benefit Cost [Member] Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Foreign Plans [Member] USD ( $)	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2010 Net Periodic Benefit Cost [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2009 Net Periodic Benefit Cost [Member] Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2009 Foreign Plans [Member] JPY ( ¥)
Service cost	$ 130,349	¥ 10,819,000	¥ 11,255,000	¥ 10,796,000	$ 21,940	¥ 1,821,000	¥ 2,461,000	¥ 3,904,000
Interest cost									5,705,000	68,735	5,249,000	5,704,000	9,014,000	108,603	9,491,000	7,723,000
Expected return on plan assets									(531,000)	(6,398)	(525,000)	(2,565,000)	(8,236,000)	(99,229)	(7,972,000)	(7,593,000)
Net amortization									1,860,000	22,410	3,447,000	1,026,000	935,000	11,265	450,000	(11,000)
Settlement benefit												(124,000)	(182,000)	(2,193)	(230,000)	37,000
Total net periodic pension cost									¥ 17,853,000	$ 215,096	¥ 19,426,000	¥ 14,837,000	¥ 3,352,000	$ 40,386	¥ 4,200,000	¥ 4,060,000

Pension and Retirement Allowance Plans (Projected Benefit Obligations and the Fair Value of Plan Assets) (Details) In Thousands	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)
Projected benefit obligations	¥ 275,690,000	$ 3,321,566	¥ 274,880,000	$ 1,944,386	¥ 161,384,000	¥ 168,533,000
Fair value of plan assets	159,831,000	1,925,675	162,307,000	1,646,783	136,683,000	140,167,000
Accumulated benefit obligations	270,800,000	3,262,651	274,259,000	1,899,530	157,661,000	161,789,000
Fair value of plan assets	¥ 159,831,000	$ 1,925,675	¥ 162,307,000	$ 1,643,108	¥ 136,378,000	¥ 137,619,000

Pension and Retirement Allowance Plans (Fair Values of Plan Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended																																					12 Months Ended							12 Months Ended					12 Months Ended																	12 Months Ended					12 Months Ended																																																																															12 Months Ended
	Mar. 31, 2011 Domestic Plans [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Plans [Member] Level 1 [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] USD ( $)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] USD ( $)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Plans [Member] Level 2 [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Foreign Bonds [Member]	Mar. 31, 2010 Domestic Plans [Member] Foreign Bonds [Member]	Mar. 31, 2011 Domestic Plans [Member] Foreign Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Foreign Bonds [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Domestic Bonds [Member]	Mar. 31, 2010 Domestic Plans [Member] Domestic Bonds [Member]	Mar. 31, 2011 Domestic Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Domestic Bonds [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Domestic Companies [Member]	Mar. 31, 2010 Domestic Plans [Member] Domestic Companies [Member]	Mar. 31, 2011 Domestic Plans [Member] Domestic Companies [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2011 Domestic Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Equity Securities [Member] USD ( $)		Mar. 31, 2010 Domestic Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Debt Securities [Member] USD ( $)		Mar. 31, 2011 Domestic Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Domestic Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Domestic Plans [Member] Foreign Companies [Member]	Mar. 31, 2011 Domestic Plans [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Plans [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Domestic Plans [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Plans [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Foreign Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Domestic Companies [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Equity Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Debt Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Foreign Companies [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Level 1 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] USD ( $)		Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Level 2 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Equity Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Debt Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Foreign Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Foreign Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Life Insurance Company General Accounts [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Domestic Bonds [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Domestic Companies [Member]	Mar. 31, 2011 Foreign Plans [Member] Domestic Companies [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Domestic Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Domestic Companies [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Equity Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Pooled Funds [Member] Equity Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Debt Securities [Member] USD ( $)		Mar. 31, 2011 Foreign Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Foreign Plans [Member] Pooled Funds [Member] Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Foreign Plans [Member] Foreign Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Foreign Companies [Member] Equity Securities [Member] USD ( $)	Mar. 31, 2010 Foreign Plans [Member] Foreign Companies [Member] Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Foreign Companies [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] Debt Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Other Assets [Member] Debt Securities [Member] JPY ( ¥)
Funds investment in listed equity securities	40.00%																																																	50.00%																	50.00%					30.00%
Funds investment in listed debt securities	20.00%																																					20.00%	40.00%						80.00%	60.00%					60.00%																					55.00%																																																																															40.00%
Defined benefit plan, fair value of plan assets	¥ 159,831,000	$ 1,925,675	$ 381,217	¥ 31,641,000	$ 6,132	¥ 509,000	¥ 5,200,000	$ 62,651	¥ 5,588,000	$ 311,964	¥ 25,893,000	¥ 28,538,000	¥ 39,000	$ 470	¥ 35,000	¥ 34,161,000	¥ 128,190,000	$ 1,544,458	$ 501,602	¥ 41,633,000	¥ 40,664,000	$ 424,277	[1]	¥ 35,215,000	[1]	¥ 44,271,000	[2]	$ 373,145	[3]	¥ 30,971,000	[3]	¥ 30,028,000	[2],[4]	¥ 20,371,000	$ 245,434	¥ 13,183,000	¥ 128,146,000			¥ 509,000	$ 6,132	¥ 41,633,000	$ 501,602	¥ 40,664,000			¥ 5,200,000	$ 62,651	¥ 5,588,000			$ 311,964	¥ 25,893,000	¥ 28,538,000	¥ 35,215,000	[1]	$ 424,277	[1]	¥ 44,271,000	[2]	$ 373,145	[3]	¥ 30,971,000	[3]	¥ 30,028,000	[2],[4]		¥ 20,410,000	$ 245,904	¥ 13,218,000	¥ 162,307,000	¥ 142,042,000	$ 1,711,349	¥ 143,259,000	¥ 83,556,000	$ 1,006,699	¥ 85,353,000	¥ 32,047,000	¥ 27,837,000	¥ 1,084,000	¥ 1,007,000	$ 1,904	¥ 158,000	¥ 165,000	$ 13,060	$ 85,916	[2]	¥ 7,131,000	[2]	¥ 7,099,000	[5]	$ 288,217	[6]	¥ 23,922,000	[6]	¥ 32,927,000	[6]	¥ 16,992,000	$ 204,723	¥ 15,230,000	$ 386,108	$ 26,771	¥ 2,222,000	¥ 1,088,000	¥ 47,520,000	$ 572,529	¥ 48,606,000	¥ 18,523,000	$ 223,169	¥ 19,812,000	$ 166,144	[2]	¥ 13,790,000	[2]	¥ 15,808,000	[5]	¥ 14,454,000	[6]	$ 174,144	[6]	¥ 12,311,000	[6]	$ 9,072	¥ 753,000	¥ 675,000	¥ 10,966,000	$ 132,121	¥ 9,300,000	$ 29,458	[2]	¥ 2,445,000	[2]	¥ 2,497,000	[5]	$ 76,458	[6]	¥ 6,346,000	[6]	¥ 6,554,000	[6]	$ 26,205	¥ 2,175,000	¥ 249,000	¥ 32,047,000	¥ 27,837,000	¥ 18,523,000	$ 223,169	¥ 19,812,000	¥ 1,084,000	¥ 1,007,000		$ 1,904	¥ 158,000	¥ 165,000	$ 13,060	$ 281,518	[2]	¥ 23,366,000	[2]	¥ 25,404,000	[5]	$ 538,819	[6]	¥ 44,722,000	[6]	¥ 51,792,000	[6]	¥ 16,992,000	$ 204,723	¥ 15,230,000	$ 386,108	$ 62,048	¥ 5,150,000	¥ 2,012,000

[1]	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
[2]	These funds invest in listed equity securities consisting of approximately 60% domestic companies and 40% foreign companies for domestic plans.
[3]	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
[4]	These funds invest in listed debt securities consisting of approximately 60% domestic bonds and 40% foreign bonds for domestic plans.
[5]	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
[6]	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Pension and Retirement Allowance Plans (Fair Value of Level 3 Assets for Foreign Plans of Commingled Funds) (Details) In Thousands	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Equity Securities [Member] Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Equity Securities [Member] Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Equity Securities [Member] Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Debt Securities [Member] Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Debt Securities [Member] Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Debt Securities [Member] Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Plans [Member] Other Assets [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] USD ( $)	Mar. 31, 2011 Equity Securities [Member] Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Equity Securities [Member] Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Debt Securities [Member] Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Debt Securities [Member] Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Other Assets [Member] USD ( $)	Mar. 31, 2011 Other Assets [Member] JPY ( ¥)
Balance at beginning of period	$ 112,048	¥ 4,293,000	¥ 10,966,000	¥ 9,300,000	¥ 7,382,000	$ 132,121	¥ 2,497,000	¥ 1,535,000	$ 29,458	¥ 6,554,000	¥ 3,936,000	$ 76,458	¥ 249,000	¥ 1,911,000	$ 26,205	$ 30,084	¥ 2,445,000	$ 78,964	¥ 6,346,000	$ 3,000	¥ 2,175,000
Relating to assets still held at the reporting date	9,904			822,000	2,264,000		220,000	667,000		602,000	1,597,000					2,651		7,253
Relating to assets sold during the period	301			25,000						25,000								301
Purchases, sales, and settlements, net	22,771	1,523,000		1,890,000	41,000			374,000		(123,000)	1,225,000		2,013,000	(1,558,000)				(1,482)		24,253
Foreign exchange impact			(1,071,000)		(387,000)	(12,903)		(79,000)	(3,277)		(204,000)	(8,578)		(104,000)	(1,048)		(272,000)		(712,000)		(87,000)
Balance at end of period		¥ 5,816,000	¥ 10,966,000	¥ 10,966,000	¥ 9,300,000	$ 132,121		¥ 2,497,000	$ 29,458		¥ 6,554,000	$ 76,458		¥ 249,000	$ 26,205		¥ 2,445,000		¥ 6,346,000		¥ 2,175,000

Pension and Retirement Allowance Plans (Benefit Payments, which Reflect Expected Future Service) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Domestic Plans [Member]
2012	¥ 15,003
2013	15,704
2014	13,786
2015	16,072
2016	15,435
2017 to 2021	87,010
Foreign Plans [Member]
2012	7,156
2013	7,258
2014	7,759
2015	8,040
2016	8,414
2017 to 2021	¥ 48,931

Ricoh Company, LTD. Shareholders' Equity (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Jun. 25, 2011 JPY ( ¥)	Mar. 31, 2011 Additional paid-in capital Legal Reserve [Member]
Percentage of appropriated retained earnings				10.00%
Percentage rate equal to Common stock that legal reserves and APIC must match for no further appropriations	25.00%	25.00%
Dividends payable, per share			¥ 16.5
Common stock dividend, value	$ 144,217	¥ 11,970,000
Retained earnings legally available for dividend distribution	$ 5,017,867	¥ 416,483,000

Other Comprehensive Income (Loss) (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Pension liability adjustments	$ (37,301)	¥ (3,096,000)	¥ 7,830,000	¥ (57,401,000)
Amortization of gains (losses)	(76,867)	(6,380,000)	(8,166,000)	(5,807)
Amortization of prior service cost	43,193	3,585,000	4,269,000	4,792,000
Pension liability adjustments net of deferred taxes	14,398	1,195,000	(3,176,000)	23,293,000
Amortization of gains (losses) net of deferred taxes	30,627	2,542,000	3,316,000	2,367,000
Amortization of prior service cost, net of deferred taxes	$ (17,518)	¥ (1,454,000)	¥ (1,731,000)	¥ (1,953,000)

Other Comprehensive Income (Loss) (Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Before Tax Amount [Member] USD ( $)	Mar. 31, 2011 Before Tax Amount [Member] JPY ( ¥)	Mar. 31, 2010 Before Tax Amount [Member] JPY ( ¥)	Mar. 31, 2009 Before Tax Amount [Member] JPY ( ¥)	Mar. 31, 2011 Tax Benefit (Expense) [Member] JPY ( ¥)	Mar. 31, 2011 Tax Benefit (Expense) [Member] USD ( $)	Mar. 31, 2010 Tax Benefit (Expense) [Member] JPY ( ¥)	Mar. 31, 2009 Tax Benefit (Expense) [Member] JPY ( ¥)	Mar. 31, 2011 Net-Of-Tax Amount [Member] JPY ( ¥)	Mar. 31, 2011 Net-Of-Tax Amount [Member] USD ( $)	Mar. 31, 2010 Net-Of-Tax Amount [Member] JPY ( ¥)	Mar. 31, 2009 Net-Of-Tax Amount [Member] JPY ( ¥)
Foreign currency translation adjustments, Before-tax amount					$ (464,759)	¥ (38,575,000)	¥ (13,638,000)	¥ (61,189,000)
Foreign currency translation adjustments, Tax benefit (expense)	241	20,000	2,000	19,000					20,000	241	2,000	19,000
Foreign currency translation adjustments, Net-of-tax amount	(461,277)	(38,286,000)	(13,634,000)	(61,368,000)									(38,555,000)	(464,518)	(13,636,000)	(61,170,000)
Unrealized gains and losses arising during the year, Before-tax amount					(19,976)	(1,658,000)	1,132,000	(25,601,000)
Unrealized gains and losses arising during the year, Tax benefit (expense)									676,000	8,145	(462,000)	10,440,000
Unrealized gains and losses arising during the year, Net-of-tax amount													(982,000)	(11,831)	670,000	(15,161,000)
Less - Reclassification adjustment for (gains) losses on securities realized in net income, Before-tax amount					21,892	1,817,000	(247,000)	26,499,000
Less - Reclassification adjustment for (gains) losses on securities realized in net income, Tax expense									(741,000)	(8,928)	101,000	(10,806,000)
Less - Reclassification adjustment for (gains) losses on securities realized in net income, Net-of-tax amount													1,076,000	12,964	(146,000)	15,693,000
Net unrealized gains (losses) on securities, Before-tax amount					1,916	159,000	885,000	898,000
Net unrealized gains (losses) on securities, Tax expense	(783)	(65,000)	(361,000)	(366,000)					(65,000)	(783)	(361,000)	(366,000)
Net unrealized gains and losses on securities	1,061	88,000	534,000	411,000									94,000	1,133	524,000	532,000
Unrealized holding gains (losses) on derivatives arising during the year, Before-tax amount					(2,807)	(233,000)	(1,490,000)	(655,000)
Unrealized holding gains (losses) on derivatives arising during the year, Tax expense									95,000	1,144	612,000	250,000
Unrealized holding gains (losses) on derivatives arising during the year, Net-of-tax amount													(138,000)	(1,663)	(878,000)	(405,000)
Less - Reclassification adjustment for (gains) losses on derivatives realized in net income, Before-tax amount					2,578	214,000	159,000	686,000
Less - Reclassification adjustment for (gains) losses on derivatives realized in net income, Tax expense									(87,000)	(1,048)	(65,000)	(246,000)
Less - Reclassification adjustment for (gains) losses on derivatives realized in net income, Net-of-tax amount													127,000	1,530	94,000	440,000
Net unrealized gains (losses) on derivatives, Before-tax amount					(229)	(19,000)	(1,331,000)	31,000
Net unrealized gains (losses) on derivatives, Tax expense									8,000	96	547,000	4,000
Net unrealized gains and losses on derivatives	(398)	(33,000)	(780,000)	37,000									(11,000)	(133)	(784,000)	35,000
Unrealized holding gains (losses) on Pension liability adjustments arising during the year, Before-tax amount	(37,301)	(3,096,000)	7,830,000	(57,401,000)	(37,120)	(3,081,000)	7,830,000	(57,401,000)
Unrealized holding gains (losses) on Pension liability adjustments arising during the year, Tax expense	14,398	1,195,000	(3,176,000)	23,293,000					1,195,000	14,398	(3,176,000)	23,293,000
Unrealized holding gains (losses) on Pension liability adjustments arising during the year, Net-of-tax amount													(1,886,000)	(22,722)	4,654,000	(34,108,000)
Less - Reclassification adjustment for (gains) losses on Pension liability adjustments realized in net income, Before-tax amount					33,674	2,795,000	3,897,000	1,015,000
Less - Reclassification adjustment for (gains) losses on Pension liability adjustments realized in net income, Tax expense									(1,088,000)	(13,109)	(1,585,000)	(414,000)
Less - Reclassification adjustment for (gains) losses on Pension liability adjustments realized in net income, Net-of-tax amount													1,707,000	20,565	2,312,000	601,000
Net unrealized gains (losses) on Pension liability adjustments, Before-tax amount					(3,446)	(286,000)	11,727,000	(56,386,000)
Net unrealized gains (losses) on Pension liability adjustments, Tax expense									107,000	1,289	(4,761,000)	22,879,000
Net unrealized gains (losses) on Pension liability adjustments, Net-of-tax amount	(2,241)	(186,000)	7,031,000	(33,562,000)									(179,000)	(2,157)	6,966,000	(33,507,000)
Other comprehensive income (loss), Before-tax amount					(466,518)	(38,721,000)	(2,357,000)	(116,646,000)
Other comprehensive income (loss), Tax expense									70,000	843	(4,573,000)	22,536,000
Other comprehensive income (loss), Net-of-tax amount													¥ (38,651,000)	$ (465,675)	¥ (6,930,000)	¥ (94,110,000)

Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income (Loss)) (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Changes In Accumulated Other Comprehensive Income (Loss) [Member] JPY ( ¥)	Mar. 31, 2011 Changes In Accumulated Other Comprehensive Income (Loss) [Member] USD ( $)	Mar. 31, 2010 Changes In Accumulated Other Comprehensive Income (Loss) [Member] JPY ( ¥)	Mar. 31, 2009 Changes In Accumulated Other Comprehensive Income (Loss) [Member] JPY ( ¥)
Foreign currency translation adjustments, Beginning balance					¥ (85,931,000,000)	$ (1,035,313,000)	¥ (72,295,000,000)	¥ (11,125,000,000)
Foreign currency translation adjustments, Change during the year	(461,277,000)	(38,286,000,000)	(13,634,000,000)	(61,368,000,000)	(38,555,000,000)	(464,518,000)	(13,636,000,000)	(61,170,000,000)
Foreign currency translation adjustments, Ending balance					(124,486,000,000)	(1,499,831,000)	(85,931,000,000)	(72,295,000,000)
Unrealized gains (losses) on securities, Beginning balance					2,372,000,000	28,578,000	1,848,000,000	1,316,000,000
Unrealized gains (losses) on securities, Change during the year	1,061,000	88,000,000	534,000,000	411,000,000	94,000,000	1,133,000	524,000,000	532,000,000
Unrealized gains (losses) on securities, Ending balance					2,466,000,000	29,711,000	2,372,000,000	1,848,000,000
Unrealized gains (losses) on derivatives, Beginning balance					(1,157,000,000)	(13,940,000)	(373,000,000)	(408,000,000)
Unrealized gains (losses) on derivatives, Change during the year	(398,000)	(33,000,000)	(780,000,000)	37,000,000	(11,000,000)	(133,000)	(784,000,000)	35,000,000
Unrealized gains (losses) on derivatives, Ending balance					(1,168,000,000)	(14,073,000)	(1,157,000,000)	(373,000,000)
Pension liability adjustments, Beginning balance					(47,335,000,000)	(570,301,000)	(54,301,000,000)	(20,788,000,000)
Pension liability adjustments, Adjustment of measurement date change								(6,000,000)
Pension liability adjustments, Adjusted beginning balance					(47,335,000,000)	(570,301,000)	(54,301,000,000)	(20,794,000,000)
Pension liability adjustments, Change during the year	(2,241,000)	(186,000,000)	7,031,000,000	(33,562,000,000)	(179,000,000)	(2,157,000)	6,966,000,000	(33,507,000,000)
Pension liability adjustments, Ending balance					(47,514,000,000)	(572,458,000)	(47,335,000,000)	(54,301,000,000)
Total accumulated other comprehensive income (loss), Beginning balance		(132,051,000,000)			(132,051,000,000)	(1,590,976,000)	(125,121,000,000)	(31,005,000,000)
Total accumulated other comprehensive income (loss), Adjustment of measurement date change								(6,000,000)
Total accumulated other comprehensive income (loss), Adjusted beginning balance					(132,051,000,000)	(1,590,976,000)	(125,121,000,000)	(31,011,000,000)
Total accumulated other comprehensive income (loss), Change during the year					(38,651,000,000)	(465,675,000)	(6,930,000,000)	(94,110,000,000)
Total accumulated other comprehensive income (loss), Ending balance	$ (2,056,651,000)	¥ (170,702,000,000)	¥ (132,051,000,000)		¥ (170,702,000,000)	$ (2,056,651,000)	¥ (132,051,000,000)	¥ (125,121,000,000)

Per Share Data (Schedule of Business Acquisition Purchase Price Allocation, Business Acquisition, Pro Forma Information) (Details) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Weighted average number of shares of common stock outstanding	725,555	725,555	725,613	723,925
Effect of dilutive securities: Euro Yen Zero Coupon Convertible Bonds - due December 2011	13,739	13,739	19,741	19,741
Diluted shares of common stock outstanding	739,294	739,294	745,354	743,666
Net income attributable to Ricoh Company, Ltd.	$ 236,747	¥ 19,650,000	¥ 27,873,000	¥ 6,530,000
Effect of dilutive securities: Euro Yen Zero Coupon Convertible Bonds - due December 2011	(458)	(38,000)	(25,000)	(25,000)
Diluted net income attributable to Ricoh Company, Ltd.	$ 236,289	¥ 19,612,000	¥ 27,848,000	¥ 6,505,000
Basic	$ 0.33	¥ 27.08	¥ 38.41	¥ 9.02
Diluted	$ 0.32	¥ 26.53	¥ 37.36	¥ 8.75

Derivative Financial Instruments (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2010 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2009 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2011 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2010 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2009 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)
Net gains or losses excluded from assessment of hedge ineffectiveness					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cash flow hedge gain (loss) to be reclassified within next 12 months	$ 398	¥ 33,000

Derivative Financial Instruments (Contract Amounts of Derivative Instruments) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Currency Contracts [Member] USD ( $)	Mar. 31, 2010 Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Currency Options [Member] USD ( $)	Mar. 31, 2010 Foreign Currency Options [Member] JPY ( ¥)
Interest rate swap agreements	$ 3,427,036	¥ 284,444,000	¥ 297,501,000
Contract amounts of derivative instruments				¥ 211,249,000	$ 2,545,169	¥ 138,283,000	¥ 3,555,000	$ 42,831	¥ 29,143,000

Derivative Financial Instruments (Location and Fair Value Amounts of Derivative Designated as Hedging Instruments in Consolidated Balance Sheet) (Details) (Interest Rate Swap Agreements [Member])	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Asset derivatives, Current Fair value	$ 48,000	¥ 4,000,000	¥ 40,000,000
Asset derivatives, Long-term Fair value			12,000,000
Liability derivatives, Current Fair value	880,000	73,000,000	10,000,000
Liability derivatives, Long-term Fair value	$ 33,325,000	¥ 2,766,000,000	¥ 2,564,000,000

Derivative Financial Instruments (Location and Fair Value Amounts of Derivatives not Designated as Hedging Instruments in Consolidated Balance Sheet) (Details)	Mar. 31, 2011 Nondesignated [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2010 Nondesignated [Member] Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2010 Interest Rate Swap Agreements [Member] JPY ( ¥)
Asset derivatives, Current Fair value	$ 18,277,000	¥ 1,517,000,000	¥ 484,000,000				$ 18,036,000	¥ 1,497,000,000	¥ 356,000,000	$ 241,000	¥ 20,000,000	¥ 128,000,000	$ 48,000	¥ 4,000,000	¥ 40,000,000
Asset derivatives, Long-term Fair value															12,000,000
Liability derivatives, Current Fair value	38,831,000	3,223,000,000	4,548,000,000	72,000,000	867,000	46,000,000	37,193,000	3,087,000,000	4,076,000,000	771,000	64,000,000	426,000,000	880,000	73,000,000	10,000,000
Liability derivatives, Long-term Fair value	$ 6,036,000	¥ 501,000,000	¥ 464,000,000	¥ 24,000,000	$ 289,000	¥ 117,000,000	$ 5,747,000	¥ 477,000,000	¥ 347,000,000				$ 33,325,000	¥ 2,766,000,000	¥ 2,564,000,000

Derivative Financial Instruments (Total Fair Value Amounts of Derivatives) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Total asset derivatives	$ 18,325	¥ 1,521,000	¥ 536,000
Total liability derivatives	$ 79,072	¥ 6,563,000	¥ 7,586,000

Derivative Financial Instruments (Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income) (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2010 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2009 Cash Flow Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2010 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2009 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest and Dividend Income [Member] USD ( $)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest and Dividend Income [Member] JPY ( ¥)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest Expense [Member] USD ( $)	Mar. 31, 2011 Fair Value Hedge [Member] Interest Rate Swap Agreements [Member] Interest Expense [Member] JPY ( ¥)
Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (1,663,000)	¥ (138,000,000)	¥ (878,000,000)	¥ (165,000,000)
Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	(1,530,000)	(127,000,000)	(94,000,000)	(13,000,000)
Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)					0	0	0	0	0	0
Gain or (Loss) Recognized in Income on Derivative			173,000,000	44,000,000							819,000	68,000,000	(1,084,000)	(90,000,000)
Gain or (Loss) on Hedged Item Recognized in Income			¥ (273,000,000)	¥ (92,000,000)

Derivative Financial Instruments (Location and Amount of Gains and Losses Related to Derivatives not Designated as Hedging Instruments Reported in Consolidated Statement of Income (Details)
In Thousands	12 Months Ended
	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2009 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] JPY ( ¥)	Mar. 31, 2009 Nondesignated [Member] Interest Rate Swap Agreements [Member] Other, Net [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] JPY ( ¥)	Mar. 31, 2009 Nondesignated [Member] Foreign Currency Contracts [Member] Foreign Currency Gain (Loss) [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] JPY ( ¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] USD ( $)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] JPY ( ¥)	Mar. 31, 2009 Nondesignated [Member] Foreign Currency Options [Member] Foreign Currency Gain (Loss) [Member] JPY ( ¥)
Gain or (Loss) Recognized in Income on Derivative	¥ 173,000	¥ 44,000	$ 27,964	¥ 2,321,000	¥ 599,000	¥ (3,351,000)	$ 807	¥ 67,000	¥ (74,000)	¥ 291,000	$ 24,097	¥ 2,000,000	¥ (472,000)	¥ (3,072,000)	¥ 254,000	$ 3,060	¥ 1,145,000	¥ (570,000)

Commitments and Contingent Liabilities (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Notes to Financial Statements
Outstanding contractual commitments relating to acquisition or construction of property, plant and equipment and other assets	$ 395,072,000	¥ 32,791,000,000
Amount Ricoh is contingently liable for certain guarantees	867,000	72,000,000
Operating leases, rent expense	562,867,000	46,718,000,000	52,350,000,000	54,347,000,000
Minimum payments required, 2012		21,363,000,000
Minimum payments required, 2013		18,163,000,000
Minimum payments required, 2014		14,504,000,000
Minimum payments required, 2015		9,725,000,000
Minimum payments required, 2016		5,537,000,000
Minimum payments required, 2017 and thereafter		7,515,000,000
Total		¥ 76,807,000,000

Disclosures About the Fair Value of Financial Instruments (Narrative) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Notes to Financial Statements
Acquisition cost of non-marketable equity securities	$ 23,747	¥ 1,971,000	¥ 2,425,000

Disclosures About the Fair Value of Financial Instruments (Estimated Fair Value of Financial Instruments) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Securities (Assets) [Member] JPY ( ¥)	Mar. 31, 2011 Securities (Assets) [Member] USD ( $)	Mar. 31, 2010 Securities (Assets) [Member] JPY ( ¥)
Trading securities and Investment securities, Carrying amount	$ 589,265	¥ 48,909,000	¥ 49,049,000	¥ 48,909,000	$ 589,265	¥ 49,049,000
Trading securities and Investment securities, Estimated fair value				48,909,000	589,265	49,049,000
Installment loans, Carrying amount	875,108	72,634,000	67,505,000
Installment loans, Estimated fair value	888,783	73,769,000	68,739,000
Long-term indebtedness, Carrying amount	(5,776,169)	(479,422,000)	(514,718,000)
Long-term indebtedness, Estimated fair value	(5,724,289)	(475,116,000)	(501,311,000)
Interest rate swap agreements, net, Carrying amount	35,313	2,931,000	(2,685,000)
Interest rate swap agreements, net, Estimated fair value	35,313	2,931,000	(2,685,000)
Foreign currency contracts, net, Carrying amount	24,904	2,067,000	(4,067,000)
Foreign currency contracts, net, Estimated fair value	24,904	2,067,000	(4,067,000)
Foreign currency options, net, Carrying amount	530	44,000	(298,000)
Foreign currency options, net, Estimated fair value	$ 530	¥ 44,000	¥ (298,000)

Fair Value Measurements (Narrative) (Details) (Level 3 [Member]) In Thousands	Mar. 31, 2011 Selling, General and Administrative Expenses [Member] USD ( $)	Mar. 31, 2011 Selling, General and Administrative Expenses [Member] JPY ( ¥)	Mar. 31, 2010 Selling, General and Administrative Expenses [Member] JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Long-lived assets, carrying amount				$ 18,747	¥ 1,556,000	¥ 3,029,000
Long-lived assets, fair value				8,602	714,000	676,000
Impairment charge	$ 10,145	¥ 842,000	¥ 2,353,000

Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis Dollars) (Details) (US Dollars [Member])	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Domestic Equity Securities [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Contracts [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Foreign Currency Options [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Domestic Equity Securities [Member] USD ( $)	Mar. 31, 2011 Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Available-for-sale Securities [Member] Domestic Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2010 Available-for-sale Securities [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] USD ( $)	Mar. 31, 2011 Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2010 Available-for-sale Securities [Member] Foreign Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] USD ( $)	Mar. 31, 2010 Interest Rate Swap Agreements [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Currency Contracts [Member] USD ( $)	Mar. 31, 2011 Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Currency Contracts [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Currency Options [Member] USD ( $)	Mar. 31, 2010 Foreign Currency Options [Member] JPY ( ¥)	Mar. 31, 2010 Other Investments [Member] JPY ( ¥)
Investments							¥ 38,243,000,000	$ 460,759,000	¥ 36,946,000,000	$ 82,530,000	¥ 6,850,000,000	¥ 7,813,000,000	¥ 1,845,000,000	$ 22,229,000	¥ 1,865,000,000															$ 460,759,000	¥ 38,243,000,000	¥ 36,946,000,000	¥ 6,850,000,000	$ 82,530,000	¥ 7,813,000,000	$ 22,229,000	¥ 1,845,000,000	¥ 1,865,000,000
Assets	48,459,000,000	583,843,000	52,976,000,000	46,938,000,000	565,518,000	46,624,000,000										18,325,000	1,521,000,000	536,000,000	48,000	4,000,000	52,000,000	18,036,000	1,497,000,000	356,000,000	20,000,000	241,000	128,000,000	5,816,000,000											4,000,000	48,000	52,000,000	18,036,000	1,497,000,000	356,000,000	20,000,000	241,000	128,000,000
Other investments																													5,816,000,000																			5,816,000,000
Liabilities	¥ 6,563,000,000	$ 79,072,000	¥ 7,586,000,000													$ 79,072,000	¥ 6,563,000,000	¥ 7,586,000,000	$ 35,361,000	¥ 2,935,000,000	¥ 2,737,000,000	$ 42,940,000	¥ 3,564,000,000	¥ 4,423,000,000	¥ 64,000,000	$ 771,000	¥ 426,000,000												¥ 2,935,000,000	$ 35,361,000	¥ 2,737,000,000	$ 42,940,000	¥ 3,564,000,000	¥ 4,423,000,000	¥ 64,000,000	$ 771,000	¥ 426,000,000

Fair Value Measurements (Reconciliation of Activity for Retained Interest on a Net Basis) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)
Notes to Financial Statements
Balance at beginning of period	$ 112,048	¥ 4,293,000	¥ 10,966,000
Included in net income attributable to Ricoh Company, Ltd.	9,904
Included in other comprehensive income (loss)	301
Sales, collections and repurchases, net	22,771	1,523,000
Balance at end of period		¥ 5,816,000	¥ 10,966,000

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Financing Receivables and Allowance for Doubtful Receivables) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Lease Receivables [Member] USD ( $)	Mar. 31, 2011 Lease Receivables [Member] JPY ( ¥)	Mar. 31, 2011 Lease Receivables [Member] Individually Evaluated [Member] USD ( $)	Mar. 31, 2011 Lease Receivables [Member] Individually Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Lease Receivables [Member] Collectively Evaluated [Member] USD ( $)	Mar. 31, 2011 Lease Receivables [Member] Collectively Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Installment Loans [Member] USD ( $)	Mar. 31, 2011 Installment Loans [Member] JPY ( ¥)	Mar. 31, 2011 Installment Loans [Member] Individually Evaluated [Member] USD ( $)	Mar. 31, 2011 Installment Loans [Member] Individually Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Installment Loans [Member] Collectively Evaluated [Member] USD ( $)	Mar. 31, 2011 Installment Loans [Member] Collectively Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Installment Receivables and Other [Member] USD ( $)	Mar. 31, 2011 Installment Receivables and Other [Member] JPY ( ¥)	Mar. 31, 2011 Installment Receivables and Other [Member] Individually Evaluated [Member] USD ( $)	Mar. 31, 2011 Installment Receivables and Other [Member] Individually Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Installment Receivables and Other [Member] Collectively Evaluated [Member] USD ( $)	Mar. 31, 2011 Installment Receivables and Other [Member] Collectively Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Individually Evaluated [Member] USD ( $)	Mar. 31, 2011 Individually Evaluated [Member] JPY ( ¥)	Mar. 31, 2011 Collectively Evaluated [Member] USD ( $)	Mar. 31, 2011 Collectively Evaluated [Member] JPY ( ¥)
Allowance for doubtful receivables	$ 178,121	¥ 14,784,000	$ 126,831	¥ 10,527,000	$ 54,867	¥ 4,554,000	$ 71,964	¥ 5,973,000	$ 21,350	¥ 1,772,000	$ 8,555	¥ 710,000	$ 12,795	¥ 1,062,000	$ 29,940	¥ 2,485,000	$ 15,048	¥ 1,249,000	$ 14,892	¥ 1,236,000	$ 78,470	¥ 6,513,000	$ 99,651	¥ 8,271,000
Financing receivables	$ 8,638,036	¥ 716,957,000	$ 7,136,699	¥ 592,346,000	$ 868,434	¥ 72,080,000	$ 6,268,265	¥ 520,266,000	$ 896,458	¥ 74,406,000	$ 13,313	¥ 1,105,000	$ 883,145	¥ 73,301,000	$ 604,879	¥ 50,205,000	$ 49,542	¥ 4,112,000	$ 555,337	¥ 46,093,000	$ 931,289	¥ 77,297,000	$ 7,706,747	¥ 639,660,000

Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Age Analysis) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Current [Member] USD ( $)	Mar. 31, 2011 Current [Member] JPY ( ¥)	Mar. 31, 2011 Current [Member] Lease Receivables [Member] USD ( $)	Mar. 31, 2011 Current [Member] Lease Receivables [Member] JPY ( ¥)	Mar. 31, 2011 Current [Member] Installment Loans [Member] USD ( $)	Mar. 31, 2011 Current [Member] Installment Loans [Member] JPY ( ¥)	Mar. 31, 2011 Current [Member] Installment Receivables and Other [Member] USD ( $)	Mar. 31, 2011 Current [Member] Installment Receivables and Other [Member] JPY ( ¥)	Mar. 31, 2011 Overdue [Member] USD ( $)	Mar. 31, 2011 Overdue [Member] JPY ( ¥)	Mar. 31, 2011 Overdue [Member] Lease Receivables [Member] USD ( $)	Mar. 31, 2011 Overdue [Member] Lease Receivables [Member] JPY ( ¥)	Mar. 31, 2011 Overdue [Member] Installment Loans [Member] USD ( $)	Mar. 31, 2011 Overdue [Member] Installment Loans [Member] JPY ( ¥)	Mar. 31, 2011 Overdue [Member] Installment Receivables and Other [Member] USD ( $)	Mar. 31, 2011 Overdue [Member] Installment Receivables and Other [Member] JPY ( ¥)	Mar. 31, 2011 Lease Receivables [Member] USD ( $)	Mar. 31, 2011 Lease Receivables [Member] JPY ( ¥)	Mar. 31, 2011 Installment Loans [Member] USD ( $)	Mar. 31, 2011 Installment Loans [Member] JPY ( ¥)	Mar. 31, 2011 Installment Receivables and Other [Member] USD ( $)	Mar. 31, 2011 Installment Receivables and Other [Member] JPY ( ¥)
Financing receivables	$ 8,638,036	¥ 716,957,000	$ 8,528,072	¥ 707,830,000	$ 7,047,145	¥ 584,913,000	$ 896,060	¥ 74,373,000	$ 584,867	¥ 48,544,000	$ 109,964	¥ 9,127,000	$ 89,554	¥ 7,433,000	$ 398	¥ 33,000	$ 20,012	¥ 1,661,000	$ 7,136,699	¥ 592,346,000	$ 896,458	¥ 74,406,000	$ 604,879	¥ 50,205,000

Segment Information (Narrative) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Notes to Financial Statements
Number of customer holding 10% or more of total revenue	10	10	10

Segment Information (Operating Segment Information) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 JPY ( ¥)		Mar. 31, 2010 JPY ( ¥)		Mar. 31, 2009 JPY ( ¥)		Mar. 31, 2011 Imaging & Solutions [Member] USD ( $)	Mar. 31, 2011 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2010 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2009 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Products [Member] USD ( $)	Mar. 31, 2011 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2010 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2009 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2010 Other [Member] JPY ( ¥)	Mar. 31, 2009 Other [Member] JPY ( ¥)
Total Segment Sales	$ 23,397,747		¥ 1,942,013,000		¥ 2,016,337,000		¥ 2,091,696,000		$ 20,642,253	¥ 1,713,307,000	¥ 1,790,243,000	¥ 1,833,098,000	$ 1,352,325	¥ 112,243,000	¥ 106,128,000	¥ 119,671,000	$ 1,468,386	¥ 121,876,000	¥ 124,402,000	¥ 143,048,000
Intersegment transaction	(65,217)	[1]	(5,413,000)	[1]	(4,436,000)	[1]	(4,121,000)	[1]
Total Segment Profit (loss)	1,572,361		130,506,000		135,621,000		140,798,000		1,619,410	134,411,000	140,423,000	145,366,000	12,120	1,006,000	(1,355,000)	(4,926,000)	(59,169)	(4,911,000)	(3,447,000)	358,000
Corporate expenses and Elimination	(847,108)		(70,310,000)		(69,624,000)		(66,262,000)
Interest and dividend income	35,976		2,986,000		3,472,000		5,227,000
Interest expense	(102,385)		(8,498,000)		(8,144,000)		(5,863,000)
Foreign currency exchange loss, net	(83,735)		(6,950,000)		(4,756,000)		(15,575,000)
Losses on impairment of securities	(22,217)		(1,844,000)		(169,000)		(26,837,000)
Other, net	(5,904)		(490,000)		1,124,000		(549,000)
Income before Income Taxes and Equity in Earnings of Affiliates	$ 546,988		¥ 45,400,000		¥ 57,524,000		¥ 30,939,000

[1]	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

Segment Information (Net Sales and Operating Income Recognized by Geographic Origin) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)		Mar. 31, 2011 JPY ( ¥)		Mar. 31, 2010 JPY ( ¥)		Mar. 31, 2009 JPY ( ¥)		Mar. 31, 2011 Japan [Member] USD ( $)	Mar. 31, 2011 Japan [Member] JPY ( ¥)	Mar. 31, 2010 Japan [Member] JPY ( ¥)	Mar. 31, 2009 Japan [Member] JPY ( ¥)	Mar. 31, 2011 The Americas [Member] USD ( $)	Mar. 31, 2011 The Americas [Member] JPY ( ¥)	Mar. 31, 2010 The Americas [Member] JPY ( ¥)	Mar. 31, 2009 The Americas [Member] JPY ( ¥)	Mar. 31, 2011 Europe [Member] USD ( $)	Mar. 31, 2011 Europe [Member] JPY ( ¥)	Mar. 31, 2010 Europe [Member] JPY ( ¥)	Mar. 31, 2009 Europe [Member] JPY ( ¥)	Mar. 31, 2011 Other Geographic [Member] USD ( $)	Mar. 31, 2011 Other Geographic [Member] JPY ( ¥)	Mar. 31, 2010 Other Geographic [Member] JPY ( ¥)	Mar. 31, 2009 Other Geographic [Member] JPY ( ¥)
Intersegment	$ (65,217)	[1]	¥ (5,413,000)	[1]	¥ (4,436,000)	[1]	¥ (4,121,000)	[1]
Consolidated Sales	23,397,747		1,942,013,000		2,016,337,000		2,091,696,000		10,552,518	875,859,000	876,578,000	938,331,000	6,288,795	521,970,000	557,687,000	502,862,000	4,987,181	413,936,000	458,584,000	523,407,000	1,569,253	130,248,000	123,488,000	127,096,000
Consolidated, Operating income	725,253		60,196,000		65,997,000		74,536,000
Consolidated Other expenses income (expenses)	(178,265)		(14,796,000)		(8,473,000)		(43,597,000)
Income before Income Taxes and Equity in Earnings of Affiliates	546,988		45,400,000		57,524,000		30,939,000
Consolidated Total assets	$ 27,257,783		¥ 2,262,396,000		¥ 2,383,943,000

[1]	Intersegment sales represent sales of Industrial Products segment to Imaging & Solutions segment.

Segment Information (Operating Segment Information Balance Sheet) (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Imaging & Solutions [Member] USD ( $)	Mar. 31, 2011 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2010 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2009 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Products [Member] USD ( $)	Mar. 31, 2011 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2010 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2009 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2010 Other [Member] JPY ( ¥)	Mar. 31, 2009 Other [Member] JPY ( ¥)	Mar. 31, 2011 Elimination [Member] USD ( $)	Mar. 31, 2011 Elimination [Member] JPY ( ¥)	Mar. 31, 2010 Elimination [Member] JPY ( ¥)	Mar. 31, 2009 Elimination [Member] JPY ( ¥)	Mar. 31, 2011 Corporate Assets [Member] USD ( $)	Mar. 31, 2011 Corporate Assets [Member] JPY ( ¥)	Mar. 31, 2010 Corporate Assets [Member] JPY ( ¥)	Mar. 31, 2009 Corporate Assets [Member] JPY ( ¥)
Consolidated Total assets					$ 21,408,506	¥ 1,776,906,000	¥ 1,827,063,000	¥ 1,870,110,000	$ 890,289	¥ 73,894,000	¥ 78,464,000	¥ 83,411,000	$ 970,205	¥ 80,527,000	¥ 89,342,000	¥ 97,092,000	$ (20,048)	¥ (1,664,000)	¥ (1,250,000)	¥ (612,000)	$ 4,008,831	¥ 332,733,000	¥ 390,324,000	¥ 463,494,000
Consolidated Expenditure for segment assets	806,940	66,976,000	66,979,000	96,958,000	715,458	59,383,000	60,482,000	87,658,000	38,976	3,235,000	3,325,000	4,581,000	29,964	2,487,000	1,553,000	2,776,000					22,542	1,871,000	1,619,000	1,943,000
Consolidated Depreciation	810,108	67,239,000	70,329,000	74,886,000	714,084	59,269,000	62,432,000	64,356,000	50,482	4,190,000	4,385,000	6,131,000	24,626	2,044,000	1,922,000	2,442,000					20,916	1,736,000	1,590,000	1,957,000
Consolidated Amortization of intangible assets	$ 315,193	¥ 26,161,000	¥ 28,612,000	¥ 26,931,000	$ 229,338	¥ 19,035,000	¥ 21,954,000	¥ 21,662,000	$ 7,530	¥ 625,000	¥ 683,000	¥ 718,000	$ 14,771	¥ 1,226,000	¥ 1,224,000	¥ 772,000					$ 63,554	¥ 5,275,000	¥ 4,751,000	¥ 3,779,000

Segment Information (Sales, Property, Plant and Equipment by Geographic Area) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Japan [Member] USD ( $)	Mar. 31, 2011 Japan [Member] JPY ( ¥)	Mar. 31, 2010 Japan [Member] JPY ( ¥)	Mar. 31, 2009 Japan [Member] JPY ( ¥)	Mar. 31, 2011 The Americas [Member] USD ( $)	Mar. 31, 2011 The Americas [Member] JPY ( ¥)	Mar. 31, 2010 The Americas [Member] JPY ( ¥)	Mar. 31, 2009 The Americas [Member] JPY ( ¥)	Mar. 31, 2011 Europe [Member] USD ( $)	Mar. 31, 2011 Europe [Member] JPY ( ¥)	Mar. 31, 2010 Europe [Member] JPY ( ¥)	Mar. 31, 2009 Europe [Member] JPY ( ¥)	Mar. 31, 2011 Other Geographic [Member] USD ( $)	Mar. 31, 2011 Other Geographic [Member] JPY ( ¥)	Mar. 31, 2010 Other Geographic [Member] JPY ( ¥)	Mar. 31, 2009 Other Geographic [Member] JPY ( ¥)
Consolidated Sales	$ 23,397,747	¥ 1,942,013,000	¥ 2,016,337,000	¥ 2,091,696,000	$ 10,552,518	¥ 875,859,000	¥ 876,578,000	¥ 938,331,000	$ 6,288,795	¥ 521,970,000	¥ 557,687,000	¥ 502,862,000	$ 4,987,181	¥ 413,936,000	¥ 458,584,000	¥ 523,407,000	$ 1,569,253	¥ 130,248,000	¥ 123,488,000	¥ 127,096,000
Consolidated Property, plant and equipment	3,189,639	264,740,000	263,021,000	269,336,000	2,431,964	201,853,000	199,944,000	204,761,000	299,470	24,856,000	24,497,000	27,115,000	233,651	19,393,000	16,629,000	16,830,000	224,554	18,638,000	21,951,000	20,630,000
Consolidated intangible assets	$ 1,574,072	¥ 130,648,000	¥ 147,886,000	¥ 165,126,000	$ 635,205	¥ 52,722,000	¥ 54,383,000	¥ 61,117,000	$ 643,928	¥ 53,446,000	¥ 68,865,000	¥ 82,829,000	$ 290,325	¥ 24,097,000	¥ 24,175,000	¥ 20,676,000	$ 4,614	¥ 383,000	¥ 463,000	¥ 504,000

Supplementary Information to the Statement of Income (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 Research and Development [Member] USD ( $)	Mar. 31, 2011 Research and Development [Member] JPY ( ¥)	Mar. 31, 2010 Research and Development [Member] JPY ( ¥)	Mar. 31, 2009 Research and Development [Member] JPY ( ¥)	Mar. 31, 2011 Advertising Expense [Member] USD ( $)	Mar. 31, 2011 Advertising Expense [Member] JPY ( ¥)	Mar. 31, 2010 Advertising Expense [Member] JPY ( ¥)	Mar. 31, 2009 Advertising Expense [Member] JPY ( ¥)	Mar. 31, 2011 Supplies and Postage Expense [Member] USD ( $)	Mar. 31, 2011 Supplies and Postage Expense [Member] JPY ( ¥)	Mar. 31, 2010 Supplies and Postage Expense [Member] JPY ( ¥)	Mar. 31, 2009 Supplies and Postage Expense [Member] JPY ( ¥)
Selling, general and administrative expenses	$ 1,335,205	¥ 110,822,000	¥ 109,826,000	¥ 124,406,000	$ 131,590	¥ 10,922,000	¥ 9,119,000	¥ 13,453,000	$ 240,325	¥ 19,947,000	¥ 17,220,000	¥ 19,914,000

Effect of the Great East Japan Earthquake (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Cost of Sales [Member] USD ( $)	Mar. 31, 2011 Cost of Sales [Member] JPY ( ¥)	Mar. 31, 2011 Imaging & Solutions [Member] USD ( $)	Mar. 31, 2011 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Products [Member] USD ( $)	Mar. 31, 2011 Industrial Products [Member] JPY ( ¥)
Cost and expense, Total	$ 59,976	¥ 4,978,000	$ 12,253	¥ 1,017,000
Recognized Unallocated Overhead Costs			$ 12,735	¥ 1,057,000	$ 12,108	¥ 1,005,000	$ 627	¥ 52,000

Effect of the Great East Japan Earthquake (Effect of Cost and Expense) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Selling, General and Administrative Expenses [Member] USD ( $)	Mar. 31, 2011 Selling, General and Administrative Expenses [Member] JPY ( ¥)	Mar. 31, 2011 Cost of Sales [Member] USD ( $)	Mar. 31, 2011 Cost of Sales [Member] JPY ( ¥)
Bad debt expense for trade receivables and finance receivables	$ 41,374	¥ 3,434,000	$ 41,374	¥ 3,434,000
Losses due to write-downs of damaged inventories and property, plant and equipment	14,120	1,172,000	2,012	167,000	12,108	1,005,000
Other	4,482	372,000	4,337	360,000	145	12,000
Total	$ 59,976	¥ 4,978,000	$ 47,723	¥ 3,961,000	$ 12,253	¥ 1,017,000

Effect of the Great East Japan Earthquake (Costs and Expenses by Operating Segments and Corporate) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Imaging & Solutions [Member] USD ( $)	Mar. 31, 2011 Imaging & Solutions [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Products [Member] USD ( $)	Mar. 31, 2011 Industrial Products [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2011 Corporate Assets [Member] USD ( $)	Mar. 31, 2011 Corporate Assets [Member] JPY ( ¥)
Costs and expenses by operating segments and corporate	$ 59,976	¥ 4,978,000	$ 54,409	¥ 4,516,000	$ 964	¥ 80,000	$ 1,675	¥ 139,000	$ 2,928	¥ 243,000

Subsequent Events (Details) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 JPY ( ¥)
Notes to Financial Statements
Voluntary early retirement expenses		¥ 23,000
Persons on a group wide basis	10,000
Number of personnel that may elect voluntary early retirement Amount	1,600

Schedule II. - Valuation and Qualifying Accounts and Reserves (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Financing Receivable [Member]
Beginning	¥ 11,919	[1]	¥ 11,526	[1]	¥ 10,535	[1]
Charged to costs and expenses	3,132	[1]	5,566	[1]	3,013	[1]
Additions Charged to other accounts					638	[1]
Deductions	(2,596)	[1],[2],[3]	(5,130)	[1],[2],[3]	(2,459)	[1],[2],[3]
Translation Adjustment	(156)	[1]	(43)	[1]	(201)	[1]
Ending	12,299	[1]	11,919	[1]	11,526	[1]
Trade Receivable [Member]
Beginning	16,896	[1]	21,533	[1]	16,666	[1]
Charged to costs and expenses	2,919	[1]	1,598	[1]	7,254	[1]
Additions Charged to other accounts					604	[1]
Deductions	(2,472)	[1],[2],[3]	(5,637)	[1],[2],[3]	(1,451)	[1],[2],[3]
Translation Adjustment	(783)	[1]	(598)	[1]	(1,540)	[1]
Ending	16,560	[1]	16,896	[1]	21,533	[1]
Valuation Allowance of Deferred Tax Assets [Member]
Beginning	28,982	[1]	24,172	[1]	10,661	[1]
Charged to costs and expenses	11,367	[1]	9,132	[1]	14,041	[1]
Additions Charged to other accounts					3,368	[1]
Deductions	(1,185)	[1],[2],[3]	(3,268)	[1],[2],[3]	(2,414)	[1],[2],[3]
Translation Adjustment	(2,915)	[1]	(1,054)	[1]	(1,484)	[1]
Ending	¥ 36,249	[1]	¥ 28,982	[1]	¥ 24,172	[1]

[1]	See Note 2(g) to Consolidated Financial Statements.
[2]	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances
[3]	Receivables - Write-offs